UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2025

Date of reporting period: October 31, 2025

Item 1.    Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund III

Knights of Columbus Limited Duration Fund

I Shares - KCLIX

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about I Shares of the Knights of Columbus Limited Duration Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Limited Duration Fund, I Shares	$51	0.50%

How did the Fund perform in the last year?

The Bloomberg 1-3 Year US Government/Credit Index (USD) (TR) returned +5.07% for the year ended October 31, 2025. All sectors outperformed Treasuries as investors remained constructive on risk asset performance supported by a resilient domestic economy. Corporate credit performed the best due to spread tightening over the year.

The Knights of Columbus Limited Duration Fund I Shares Class Fund returned +5.18% for the year ended October 31, 2025, outperforming the benchmark. The primary drivers of the portfolio outperformance for the year were its underweight of Treasuries, as risk products rallied over the year; exposure to short duration ABS and MBS which are not represented in the Index; and security selection in the Industrial and Financial sectors. Our security selection in the Utility sector was a slight headwind for the Fund’s performance over the prior year.

The U.S. economy proved stronger than expected, especially given the uncertainty surrounding tariff policy and the government’s growing fiscal deficit. Corporate credit spreads are near historic lows and investment grade bond supply is expected to be robust as technology companies fund their artificial intelligence infrastructure. We continue to believe that exposure to corporate credits with ample liquidity and selective securitized product with strong collateral remain the more attractive option for investor capital, and we remain focused on generating high-quality carry returns in this environment.

How did the Fund perform during the last 10 years?

Total Return Based on $25,000 Investment

	Knights of Columbus Limited Duration Fund, I Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	Bloomberg 1-3 Year US Government/Credit Index (USD) (TR)Footnote Reference*
Oct/15	$25,000	$25,000	$25,000
Oct/16	$25,337	$26,093	$25,327
Oct/17	$25,615	$26,328	$25,498
Oct/18	$25,710	$25,787	$25,584
Oct/19	$26,933	$28,755	$26,835
Oct/20	$27,741	$30,535	$27,744
Oct/21	$27,860	$30,389	$27,730
Oct/22	$26,484	$25,623	$26,377
Oct/23	$27,400	$25,714	$27,228
Oct/24	$29,076	$28,426	$28,929
Oct/25	$30,582	$30,177	$30,395

The line graph represents historical performance of a hypothetical investment of $25,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-844-KC-FUNDS (1-844-523-8637) or visit https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Knights of Columbus Limited Duration Fund, I Shares	5.18%	1.97%	2.04%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	6.16%	-0.24%	1.90%
Bloomberg 1-3 Year US Government/Credit Index (USD) (TR)Footnote Reference*	5.07%	1.84%	1.97%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$236,106,681	231	$617,577	60%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Health Care	0.4%
Consumer Discretionary	1.0%
Communication Services	1.2%
Consumer Staples	2.5%
U.S. Government Agency Mortgage-Backed Obligations	2.6%
Materials	4.0%
Mortgage-Backed Securities	4.3%
Energy	4.3%
Industrials	4.8%
Utilities	5.0%
Information Technology	5.0%
Real Estate	5.1%
Financials	12.9%
U.S. Treasury Obligations	22.3%
Asset-Backed Securities	23.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Notes	4.375%	11/30/28	7.6%
U.S. Treasury Notes	3.875%	06/15/28	5.2%
U.S. Treasury Notes	3.875%	12/31/27	5.2%
U.S. Treasury Notes	3.875%	03/31/27	3.6%
FHLMC, Ser 2020-5036, Cl AB	2.000%	05/25/41	0.9%
GNMA, Ser 2022-212, Cl HP	5.000%	06/20/43	0.9%
FHLMC, Ser 2020-5019, Cl DA	2.000%	05/25/41	0.9%
Store Capital	4.500%	03/15/28	0.8%
U.S. Treasury Notes	4.625%	11/15/26	0.7%
Siemens Funding BV	4.350%	05/26/28	0.6%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-KC-FUNDS (1-844-523-8637)

  https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-KC-FUNDS (1-844-523-8637) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

Knights of Columbus Limited Duration Fund / I Shares - KCLIX

Annual Shareholder Report: October 31, 2025

KCLIX-AR-2025

The Advisors' Inner Circle Fund III

Knights of Columbus Limited Duration Fund

Class S Shares - KCLSX

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about Class S Shares of the Knights of Columbus Limited Duration Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Limited Duration Fund, Class S Shares	$61	0.60%

How did the Fund perform in the last year?

The Bloomberg 1-3 Year US Government/Credit Index (USD) (TR) returned +5.07% for the year ended October 31, 2025. All sectors outperformed Treasuries as investors remained constructive on risk asset performance supported by a resilient domestic economy. Corporate credit performed the best due to spread tightening over the year.

The Knights of Columbus Limited Duration Fund Class S Shares Fund returned +4.97% for the year ended October 31, 2025, outperforming the benchmark. The primary drivers of the portfolio outperformance for the year were its underweight of Treasuries, as risk products rallied over the year; exposure to short duration ABS and MBS which are not represented in the Index; and security selection in the Industrial and Financial sectors. Our security selection in the Utility sector was a slight headwind for the Fund’s performance over the prior year.

The U.S. economy proved stronger than expected, especially given the uncertainty surrounding tariff policy and the government’s growing fiscal deficit. Corporate credit spreads are near historic lows and investment grade bond supply is expected to be robust as technology companies fund their artificial intelligence infrastructure. We continue to believe that exposure to corporate credits with ample liquidity and selective securitized product with strong collateral remain the more attractive option for investor capital, and we remain focused on generating high-quality carry returns in this environment.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

	Knights of Columbus Limited Duration Fund, Class S Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	Bloomberg 1-3 Year US Government/Credit Index (USD) (TR)Footnote Reference*
Oct/15	$10,000	$10,000	$10,000
Oct/16	$10,124	$10,437	$10,131
Oct/17	$10,237	$10,531	$10,199
Oct/18	$10,270	$10,315	$10,234
Oct/19	$10,748	$11,502	$10,734
Oct/20	$11,061	$12,214	$11,097
Oct/21	$11,098	$12,155	$11,092
Oct/22	$10,539	$10,249	$10,551
Oct/23	$10,893	$10,286	$10,891
Oct/24	$11,545	$11,370	$11,572
Oct/25	$12,119	$12,071	$12,158

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-844-KC-FUNDS (1-844-523-8637) or visit https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Knights of Columbus Limited Duration Fund, Class S Shares	4.97%	1.84%	1.94%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	6.16%	-0.24%	1.90%
Bloomberg 1-3 Year US Government/Credit Index (USD) (TR)Footnote Reference*	5.07%	1.84%	1.97%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$236,106,681	231	$617,577	60%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Health Care	0.4%
Consumer Discretionary	1.0%
Communication Services	1.2%
Consumer Staples	2.5%
U.S. Government Agency Mortgage-Backed Obligations	2.6%
Materials	4.0%
Mortgage-Backed Securities	4.3%
Energy	4.3%
Industrials	4.8%
Utilities	5.0%
Information Technology	5.0%
Real Estate	5.1%
Financials	12.9%
U.S. Treasury Obligations	22.3%
Asset-Backed Securities	23.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Notes	4.375%	11/30/28	7.6%
U.S. Treasury Notes	3.875%	06/15/28	5.2%
U.S. Treasury Notes	3.875%	12/31/27	5.2%
U.S. Treasury Notes	3.875%	03/31/27	3.6%
FHLMC, Ser 2020-5036, Cl AB	2.000%	05/25/41	0.9%
GNMA, Ser 2022-212, Cl HP	5.000%	06/20/43	0.9%
FHLMC, Ser 2020-5019, Cl DA	2.000%	05/25/41	0.9%
Store Capital	4.500%	03/15/28	0.8%
U.S. Treasury Notes	4.625%	11/15/26	0.7%
Siemens Funding BV	4.350%	05/26/28	0.6%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-KC-FUNDS (1-844-523-8637)

  https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-KC-FUNDS (1-844-523-8637) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

Knights of Columbus Limited Duration Fund / Class S Shares - KCLSX

Annual Shareholder Report: October 31, 2025

KCLSX-AR-2025

The Advisors' Inner Circle Fund III

Knights of Columbus Core Bond Fund

I Shares - KCCIX

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about I Shares of the Knights of Columbus Core Bond Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Core Bond Fund, I Shares	$52	0.50%

How did the Fund perform in the last year?

The Bloomberg US Aggregate Bond Index (USD) (TR) returned +6.16% for the year ended October 31, 2025. All sectors except ABS outperformed Treasuries as investors remained constructive on risk asset performance supported by a resilient domestic economy. The best sector in the Index was MBS, probably because the Federal Reserve continued to not reinvest mortgage proceeds received from its vast portfolio. Corporate credit performed well as spreads tightened over the course of the year.

The Knights of Columbus Core Bond I Shares Class Fund returned +6.27% for the year, slightly outperforming the benchmark. The primary drivers of portfolio outperformance for the year ended October 31, 2025, were being overweight spread product as Treasuries underperformed most asset classes, being overweight MBS and security selection across the portfolio’s sectors.

Our conservative outlook on risk asset performance constrained the Fund’s performance over the prior year. The U.S. economy proved stronger than expected especially given the uncertainty surrounding tariff policy and the government’s growing fiscal deficit. Corporate credit spreads are near historic lows and investment grade bond supply is expected to be robust as technology companies fund their artificial intelligence infrastructure. We continue to believe that wider spreads in higher-rated securitized product positions remain the more attractive option for investor capital, and we remain focused on generating high-quality carry returns in this environment

.

How did the Fund perform during the last 10 years?

Total Return Based on $25,000 Investment

	Knights of Columbus Core Bond Fund, I Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*
Oct/15	$25,000	$25,000
Oct/16	$26,147	$26,093
Oct/17	$26,713	$26,328
Oct/18	$26,156	$25,787
Oct/19	$29,210	$28,755
Oct/20	$30,817	$30,535
Oct/21	$31,161	$30,389
Oct/22	$25,963	$25,623
Oct/23	$25,974	$25,714
Oct/24	$28,551	$28,426
Oct/25	$30,341	$30,177

The line graph represents historical performance of a hypothetical investment of $25,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-844-KC-FUNDS (1-844-523-8637) or visit https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Knights of Columbus Core Bond Fund, I Shares	6.27%	-0.31%	1.96%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	6.16%	-0.24%	1.90%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$337,500,381	314	$903,524	36%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Information Technology	0.7%
Communication Services	0.8%
Consumer Staples	0.8%
Consumer Discretionary	0.8%
Materials	2.2%
Energy	2.6%
Industrials	2.6%
Utilities	2.7%
Real Estate	2.9%
Municipal Bonds	3.7%
Mortgage-Backed Securities	9.7%
Financials	9.9%
Asset-Backed Securities	12.8%
U.S. Government Agency Mortgage-Backed Obligations	22.1%
U.S. Treasury Obligations	23.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Notes	3.875%	12/31/27	4.0%
U.S. Treasury Notes	2.750%	05/31/29	3.7%
U.S. Treasury Bonds	1.250%	05/15/50	2.2%
U.S. Treasury Bonds	3.000%	05/15/45	2.1%
U.S. Treasury Notes	3.875%	09/30/29	1.7%
U.S. Treasury Notes	2.625%	07/31/29	1.6%
U.S. Treasury Bonds	2.875%	05/15/52	1.2%
U.S. Treasury Bonds	1.875%	11/15/51	1.2%
U.S. Treasury Bonds	2.250%	08/15/46	1.1%
U.S. Treasury Notes	4.125%	11/15/32	1.0%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-KC-FUNDS (1-844-523-8637)

  https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-KC-FUNDS (1-844-523-8637) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

Knights of Columbus Core Bond Fund / I Shares - KCCIX

Annual Shareholder Report: October 31, 2025

KCCIX-AR-2025

The Advisors' Inner Circle Fund III

Knights of Columbus Core Bond Fund

Class S Shares - KCCSX

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about Class S Shares of the Knights of Columbus Core Bond Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Core Bond Fund, Class S Shares	$62	0.60%

How did the Fund perform in the last year?

The Bloomberg US Aggregate Bond Index (USD) (TR) returned +6.16% for the year ended October 31, 2025. All sectors except ABS outperformed Treasuries as investors remained constructive on risk asset performance supported by a resilient domestic economy. The best sector in the Index was MBS, probably because the Federal Reserve continued to not reinvest mortgage proceeds received from its vast portfolio. Corporate credit performed well as spreads tightened over the course of the year.

The Knights of Columbus Core Bond Class S Shares Fund returned +6.05% for the year, slightly outperforming the benchmark. The primary drivers of portfolio outperformance for the year ended October 31, 2025, were being overweight spread product as Treasuries underperformed most asset classes, being overweight MBS and security selection across the portfolio’s sectors.

Our conservative outlook on risk asset performance constrained the Fund’s performance over the prior year. The U.S. economy proved stronger than expected especially given the uncertainty surrounding tariff policy and the government’s growing fiscal deficit. Corporate credit spreads are near historic lows and investment grade bond supply is expected to be robust as technology companies fund their artificial intelligence infrastructure. We continue to believe that wider spreads in higher-rated securitized product positions remain the more attractive option for investor capital, and we remain focused on generating high-quality carry returns in this environment

.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

	Knights of Columbus Core Bond Fund, Class S Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*
Oct/15	$10,000	$10,000
Oct/16	$10,445	$10,437
Oct/17	$10,683	$10,531
Oct/18	$10,454	$10,315
Oct/19	$11,652	$11,502
Oct/20	$12,281	$12,214
Oct/21	$12,394	$12,155
Oct/22	$10,336	$10,249
Oct/23	$10,318	$10,286
Oct/24	$11,332	$11,370
Oct/25	$12,018	$12,071

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-844-KC-FUNDS (1-844-523-8637) or visit https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Knights of Columbus Core Bond Fund, Class S Shares	6.05%	-0.43%	1.85%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	6.16%	-0.24%	1.90%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$337,500,381	314	$903,524	36%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Information Technology	0.7%
Communication Services	0.8%
Consumer Staples	0.8%
Consumer Discretionary	0.8%
Materials	2.2%
Energy	2.6%
Industrials	2.6%
Utilities	2.7%
Real Estate	2.9%
Municipal Bonds	3.7%
Mortgage-Backed Securities	9.7%
Financials	9.9%
Asset-Backed Securities	12.8%
U.S. Government Agency Mortgage-Backed Obligations	22.1%
U.S. Treasury Obligations	23.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Notes	3.875%	12/31/27	4.0%
U.S. Treasury Notes	2.750%	05/31/29	3.7%
U.S. Treasury Bonds	1.250%	05/15/50	2.2%
U.S. Treasury Bonds	3.000%	05/15/45	2.1%
U.S. Treasury Notes	3.875%	09/30/29	1.7%
U.S. Treasury Notes	2.625%	07/31/29	1.6%
U.S. Treasury Bonds	2.875%	05/15/52	1.2%
U.S. Treasury Bonds	1.875%	11/15/51	1.2%
U.S. Treasury Bonds	2.250%	08/15/46	1.1%
U.S. Treasury Notes	4.125%	11/15/32	1.0%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-KC-FUNDS (1-844-523-8637)

  https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-KC-FUNDS (1-844-523-8637) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

Knights of Columbus Core Bond Fund / Class S Shares - KCCSX

Annual Shareholder Report: October 31, 2025

KCCSX-AR-2025

The Advisors' Inner Circle Fund III

Knights of Columbus Long/Short Equity Fund

I Shares - KCEIX

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about I Shares of the Knights of Columbus Long/Short Equity Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Long/Short Equity Fund, I Shares	$199	1.93%Footnote Reference*
Footnote	Description
Footnote*	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 1.47%.

How did the Fund perform in the last year?

The benchmark HFRX Equity Market Neutral Index (USD) (TR) rose +6.12% from October 31st, 2024, through October 31st, 2025, and the widely used S&P 500 Index (USD) (TR) benchmark returned +21.45%. The Knights of Columbus Long/Short Equity Fund rose +6.38% net over the same period. This performance was achieved despite our gross remaining consistently under 120% and our ex-post realized beta being just 0.20.

2025 was characterized by an intense period of irrational exuberance that began in April (here, we are ignoring the longer-term march to high valuations and multiples witnessed over the last 2+ years in large growth and speculative growth stocks). The performance of the ARKK ETF which we have always viewed as a reflection of the market’s sentiment towards loss-making story-stocks was up 93.90% from October 31st, 2024, through October 31st, 2025, nearly triple the performance of large growth and more than 4x the performance of the S&P 500.

While speculative frenzies are hard on active and concentrated market neutral products, they also provide periods of significant pent up return potential. As a reminder the ARKK ETF lost -67.0% in 2022 while the market was down -18.1%. As a reminder Intermediate Term Corporates fell -9.66% and even Limited Duration Bonds fell -3.81%. Today, we continue to believe our style of Long/Short represents the last line of portfolio diversification if levered long alternatives, like privates, finally get revalued lower or if bonds suffer another setback due to pent up inflation.

The Fund did well despite the persistence of these headwinds. Here is why:

Long Portfolio: Our longs performed admirably, contributing 19% to the Fund’s return. We made our money in mispriced blue-chip stocks that offered a significant margin of safety.

Short Portfolio: Our performance on the short side can be ascribed to the details mentioned above. Of the -13.8% drag, nearly half came from just 4 positions in PLTR, FSLR, AMD and ARKK. We continue to believe that these overvalued story stocks, and those like them, are tail winds in the making for the strategy.

Your managers continue to have a significant part of their liquid net worth invested in strategies managed by L2. Your fund managers have well over $1ml invested in KCEIX, specifically, and believe the importance of having some exposure to Market Neutral has never been more important than today. We look forward to the years ahead and thank you for your continued support.

How did the Fund perform since inception?

Total Return Based on $25,000 Investment

	Knights of Columbus Long/Short Equity Fund, I Shares	Bloomberg US 1000 Index (USD) (TR)Footnote Reference*	HFR (HFRX) EH: Equity Market Neutral Index (TR) (USD)Footnote Reference*
Dec/19	$25,000	$25,000	$25,000
Oct/20	$21,555	$26,983	$23,253
Oct/21	$24,183	$38,780	$23,881
Oct/22	$28,427	$32,225	$23,883
Oct/23	$28,859	$35,267	$24,642
Oct/24	$32,819	$48,635	$26,647
Oct/25	$34,913	$59,036	$28,278

Since its inception on December 2, 2019. The line graph represents historical performance of a hypothetical investment of $25,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-844-KC-FUNDS (1-844-523-8637) or visit https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Knights of Columbus Long/Short Equity Fund, I Shares	6.38%	10.13%	5.81%
Bloomberg US 1000 Index (USD) (TR)Footnote Reference*	21.38%	16.95%	15.63%
HFR (HFRX) EH: Equity Market Neutral Index (TR) (USD)Footnote Reference*	6.12%	3.99%	2.10%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$179,011,194	96	$1,942,213	110%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Exchange-Traded Funds	-17.0%
Industrials	-1.9%
Materials	0.3%
Utilities	0.4%
Consumer Staples	1.1%
Energy	2.9%
Communication Services	4.3%
Consumer Discretionary	6.1%
Information Technology	7.2%
Health Care	11.3%
Financials	13.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Berkshire Hathaway, Cl B	2.8%
Cardinal Health	2.3%
Hologic	2.1%
Flex	2.1%
Zoom Video Communications, Cl A	2.1%
Cisco Systems	2.0%
Gilead Sciences	2.0%
Royalty Pharma PLC, Cl A	2.0%
Fox	2.0%
Jabil	2.0%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-KC-FUNDS (1-844-523-8637)

  https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-KC-FUNDS (1-844-523-8637) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

Knights of Columbus Long/Short Equity Fund / I Shares - KCEIX

Annual Shareholder Report: October 31, 2025

KCEIX-AR-2025

The Advisors' Inner Circle Fund III

Knights of Columbus Large Cap Value Fund

I Shares - KCVIX

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about I Shares of the Knights of Columbus Large Cap Value Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Large Cap Value Fund, I Shares	$80	0.75%

How did the Fund perform in the last year?

The Fund changed its performance benchmark, from the Bloomberg US 1000 Value Index to the Bloomberg 1000 Value Catholic Values Index as of December 31, 2024. All performance discussions and comparisons herein will consider that the fund was managed against the Bloomberg US 1000 Value Index for November and December, and the Bloomberg 1000 Value Catholic Values Index for the rest of the year.

The Bloomberg 1000 Value Catholic Values Index rose +11.29% for the year ended October 31, 2025, while the Bloomberg US 1000 Value Index rose +9.99%. After a sharp selloff and bottom in early April, the indices steadily climbed higher for much of the year. The Information Technology and Financials sectors led the way while Materials and Staples were the biggest laggards.

The Fund Class I Shares  returned +12.00% during this time frame. The Utilities sector helped performance due to strong selection. NRG Energy, Inc. (0.9% Average Weight, +71.7% Total Return.) rose +71.7%. With increasing power demand from data centers as a tailwind, the company reported strong Q1 earnings and announced a large acquisition of power plants that will double their generation capacity and be accretive to EPS. Entergy Corp. (2.0%, +27.7%) also performed well as the national data center buildout keeps demand strong for their power.

The Information Technology sector detracted from value due to allocation and selection. Motorola Solutions, Inc. (0.9%, -8.2%) sold off in September and October. Their guidance update in the Q3 earnings release was underwhelming along with tariff impacts likely continuing into 2026. Seagate Technology Holdings (0.0%, +12.3%) was not owned in the fund for much of the year. Shares rose +161.1% over increasing demand for digital storage space due to AI model training and content production, thus dragging on relative performance.

We anticipate a similar trading environment as we look ahead to 2026. An increasingly accommodative Federal Reserve, the continued buildout of the Artificial Intelligence ecosystem, and a full year of tax cuts and deregulation from Congress should support asset prices. The Fund continues to maintain a balanced, risk-managed approach to portfolio construction, targeting opportunities in undervalued companies with bright futures or catalysts for growth. We expect to retain our neutral-ish view as we seek further evidence of the next stage of market leadership and evaluate the macroeconomic and geopolitical environment.

How did the Fund perform during the last 10 years?

Total Return Based on $25,000 Investment

	Knights of Columbus Large Cap Value Fund, I Shares	Bloomberg US 1000 Index (USD) (TR)Footnote Reference*	Bloomberg US 1000 Value Index (USD) (TR)Footnote Reference*	Bloomberg 1000 Value Catholic Values Index (TR) (USD)Footnote Reference*Footnote Reference†
Oct/15	$25,000	$25,000	$25,000	$25,000
Oct/16	$25,778	$26,085	$26,552	$25,000
Oct/17	$31,624	$32,282	$31,940	$25,000
Oct/18	$32,500	$34,471	$32,994	$25,000
Oct/19	$36,239	$39,420	$36,409	$25,000
Oct/20	$33,270	$43,758	$32,565	$25,000
Oct/21	$48,650	$62,890	$48,158	$25,000
Oct/22	$45,376	$52,260	$47,647	$24,109
Oct/23	$46,874	$57,193	$47,164	$24,052
Oct/24	$62,774	$78,873	$61,117	$31,629
Oct/25	$70,309	$95,739	$67,225	$35,200

The line graph represents historical performance of a hypothetical investment of $25,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-844-KC-FUNDS (1-844-523-8637) or visit https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote†	The inception date of the Bloomberg 1000 Catholic Values Value Factor Total Return Index was September 9, 2021, and as such no performance information is available for periods prior to September 9, 2021. The table above reports the one calendar year of performance available since inception.

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Knights of Columbus Large Cap Value Fund, I Shares	12.00%	16.14%	10.89%
Bloomberg US 1000 Index (USD) (TR)Footnote Reference*	21.38%	16.95%	14.37%
Bloomberg US 1000 Value Index (USD) (TR)Footnote Reference*	9.99%	15.60%	10.40%
Bloomberg 1000 Value Catholic Values Index (TR) (USD)Footnote Reference*Footnote Reference†	11.29%	-%	-%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$293,868,908	76	$1,572,292	53%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Materials	3.2%
Real Estate	4.7%
Consumer Discretionary	5.7%
Communication Services	5.8%
Health Care	6.6%
Utilities	6.9%
Industrials	7.4%
Consumer Staples	8.3%
Information Technology	12.0%
Energy	12.1%
Financials	25.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Bank of America	4.3%
Exxon Mobil	3.7%
Citigroup	2.7%
AT&T	2.3%
Goldman Sachs Group	2.3%
Micron Technology	2.3%
JPMorgan Chase	2.3%
General Motors	2.1%
International Business Machines	2.0%
Entergy	2.0%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-KC-FUNDS (1-844-523-8637)

  https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-KC-FUNDS (1-844-523-8637) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

Knights of Columbus Large Cap Value Fund / I Shares - KCVIX

Annual Shareholder Report: October 31, 2025

KCVIX-AR-2025

The Advisors' Inner Circle Fund III

Knights of Columbus Large Cap Value Fund

Class S Shares - KCVSX

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about Class S Shares of the Knights of Columbus Large Cap Value Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Large Cap Value Fund, Class S Shares	$90	0.85%

How did the Fund perform in the last year?

The Fund changed its performance benchmark, from the Bloomberg US 1000 Value Index to the Bloomberg 1000 Value Catholic Values Index as of December 31, 2024. All performance discussions and comparisons herein will consider that the fund was managed against the Bloomberg US 1000 Value Index for November and December, and the Bloomberg 1000 Value Catholic Values Index for the rest of the year.

The Bloomberg 1000 Value Catholic Values Index rose +11.29% for the year ended October 31, 2025, while the Bloomberg US 1000 Value Index rose +9.99%. After a sharp selloff and bottom in early April, the indices steadily climbed higher for much of the year. The Information Technology and Financials sectors led the way while Materials and Staples were the biggest laggards.

The Fund Class S Shares returned +11.84% during this time frame. The Utilities sector helped performance due to strong selection. NRG Energy, Inc. (0.9% Average Weight, +71.7% Total Return.) rose +71.7%. With increasing power demand from data centers as a tailwind, the company reported strong Q1 earnings and announced a large acquisition of power plants that will double their generation capacity and be accretive to EPS. Entergy Corp. (2.0%, +27.7%) also performed well as the national data center buildout keeps demand strong for their power.

The Information Technology sector detracted from value due to allocation and selection. Motorola Solutions, Inc. (0.9%, -8.2%) sold off in September and October. Their guidance update in the Q3 earnings release was underwhelming along with tariff impacts likely continuing into 2026. Seagate Technology Holdings (0.0%, +12.3%) was not owned in the fund for much of the year. Shares rose +161.1% over increasing demand for digital storage space due to AI model training and content production, thus dragging on relative performance.

We anticipate a similar trading environment as we look ahead to 2026. An increasingly accommodative Federal Reserve, the continued buildout of the Artificial Intelligence ecosystem, and a full year of tax cuts and deregulation from Congress should support asset prices. The Fund continues to maintain a balanced, risk-managed approach to portfolio construction, targeting opportunities in undervalued companies with bright futures or catalysts for growth. We expect to retain our neutral-ish view as we seek further evidence of the next stage of market leadership and evaluate the macroeconomic and geopolitical environment.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

	Knights of Columbus Large Cap Value Fund, Class S Shares	Bloomberg US 1000 Index (USD) (TR)Footnote Reference*	Bloomberg US 1000 Value Index (USD) (TR)Footnote Reference*	Bloomberg 1000 Value Catholic Values Index (TR) (USD)Footnote Reference*Footnote Reference†
Oct/15	$10,000	$10,000	$10,000	$10,000
Oct/16	$10,307	$10,434	$10,621	$10,000
Oct/17	$12,643	$12,913	$12,776	$10,000
Oct/18	$12,976	$13,788	$13,198	$10,000
Oct/19	$14,456	$15,768	$14,564	$10,000
Oct/20	$13,258	$17,503	$13,026	$10,000
Oct/21	$19,368	$25,156	$19,263	$10,000
Oct/22	$18,045	$20,904	$19,059	$9,643
Oct/23	$18,623	$22,877	$18,865	$9,621
Oct/24	$24,916	$31,549	$24,447	$12,651
Oct/25	$27,864	$38,295	$26,890	$14,080

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-844-KC-FUNDS (1-844-523-8637) or visit https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote†	The inception date of the Bloomberg 1000 Catholic Values Value Factor Total Return Index was September 9, 2021, and as such no performance information is available for periods prior to September 9, 2021. The table above reports the one calendar year of performance available since inception.

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Knights of Columbus Large Cap Value Fund, Class S Shares	11.84%	16.02%	10.79%
Bloomberg US 1000 Index (USD) (TR)Footnote Reference*	21.38%	16.95%	14.37%
Bloomberg US 1000 Value Index (USD) (TR)Footnote Reference*	9.99%	15.60%	10.40%
Bloomberg 1000 Value Catholic Values Index (TR) (USD)Footnote Reference*Footnote Reference†	11.29%	-%	-%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$293,868,908	76	$1,572,292	53%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Materials	3.2%
Real Estate	4.7%
Consumer Discretionary	5.7%
Communication Services	5.8%
Health Care	6.6%
Utilities	6.9%
Industrials	7.4%
Consumer Staples	8.3%
Information Technology	12.0%
Energy	12.1%
Financials	25.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Bank of America	4.3%
Exxon Mobil	3.7%
Citigroup	2.7%
AT&T	2.3%
Goldman Sachs Group	2.3%
Micron Technology	2.3%
JPMorgan Chase	2.3%
General Motors	2.1%
International Business Machines	2.0%
Entergy	2.0%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-KC-FUNDS (1-844-523-8637)

  https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-KC-FUNDS (1-844-523-8637) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

Knights of Columbus Large Cap Value Fund / Class S Shares - KCVSX

Annual Shareholder Report: October 31, 2025

KCVSX-AR-2025

The Advisors' Inner Circle Fund III

Knights of Columbus Large Cap Growth Fund

I Shares - KCGIX

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about I Shares of the Knights of Columbus Large Cap Growth Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Large Cap Growth Fund, I Shares	$85	0.75%

How did the Fund perform in the last year?

The Fund changed its performance benchmark, from Bloomberg 1000 Growth Index to Bloomberg 1000 Growth Catholic Values Index as of December 31, 2024. All performance discussions and comparisons herein will consider that the fund was managed against the Bloomberg 1000 Growth Index from October 2024 to December 2024 and the Bloomberg 1000 Growth Catholic Values Index from January 2025 and beyond.

Fiscal year 2025 began with heightened volatility, especially post-election, but US equity markets started to gain traction off the April market lows and momentum accelerated into the end of the fiscal year. Tariff headlines and high valuations proved to be not as bad as originally feared, especially with enthusiasm for Artificial Intelligence encouraging the bulls. The Bloomberg 1000 Growth Index gained +25.91% while the Bloomberg 1000 Growth Catholic Values Index gained +28.19% in fiscal year 2025. Within the benchmark, Communication Services and Information Technology led for the fiscal year, while Energy and Materials lagged.

The Fund Class I Shares was up +27.79% for the period. The Health Care sector was the largest area of outperformance due to strong stock selection and allocation. Insulet Corp (0.7% Average Weight, +36.1% Total Return) and Boston Scientific Corp (1.0%, +19.7%) were the biggest contributors to relative performance. Industrials also generated outperformance, led by ATI Inc. (0.3%, +82.7%) and data center exposed companies such as EMECOR (0.6%, +51.3%) and Caterpillar (1.2%, +55.9%). The Consumer Staples sector was the biggest detractor to relative performance. PepsiCo, Inc. (0.6%, -19.3%) was the largest relative detractor, followed by Primo Brands Corp (0.1%, -24.2%). In Consumer Discretionary, D.R. Horton, Inc. (0.2%, -22.8%) and Deckers Outdoor Corp (0.4%, -34.6%) also held back relative returns.

We anticipate a similar trading environment as we look ahead to 2026. An increasingly accommodative Federal Reserve, the continued buildout of the Artificial Intelligence ecosystem, and a full year of tax cuts and deregulation from Congress should support asset prices. The Fund continues to maintain a balanced, risk-managed approach to portfolio construction, targeting opportunities in higher-growth companies across economic sectors while participating in the AI and datacenter build out. We expect to retain our neutral-ish view as we seek further evidence of the next stage of market leadership and evaluate the macroeconomic and geopolitical environment.

How did the Fund perform during the last 10 years?

Total Return Based on $25,000 Investment

	Knights of Columbus Large Cap Growth Fund, I Shares	Bloomberg US 1000 Index (USD) (TR)Footnote Reference*	Bloomberg US 1000 Growth Index (USD) (TR)Footnote Reference*	Bloomberg 1000 Growth Catholic Values Index (TR) (USD)Footnote Reference*Footnote Reference†
Oct/15	$25,000	$25,000	$25,000	$25,000
Oct/16	$24,532	$26,085	$25,616	$25,000
Oct/17	$31,021	$32,282	$32,476	$25,000
Oct/18	$33,505	$34,471	$35,577	$25,000
Oct/19	$37,172	$39,420	$41,789	$25,000
Oct/20	$46,775	$43,758	$52,596	$25,000
Oct/21	$62,727	$62,890	$74,919	$25,000
Oct/22	$44,935	$52,260	$56,727	$18,570
Oct/23	$52,410	$57,193	$65,166	$21,767
Oct/24	$73,497	$78,873	$92,405	$31,288
Oct/25	$93,925	$95,739	$116,347	$40,109

The line graph represents historical performance of a hypothetical investment of $25,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-844-KC-FUNDS (1-844-523-8637) or visit https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote†	The inception date of the Bloomberg 1000 Catholic Values Growth Factor Total Return Index was September 9, 2021, and as such no performance information is available for periods prior to September 9, 2021. The table above reports the one calendar year of performance available since inception.

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Knights of Columbus Large Cap Growth Fund, I Shares	27.79%	14.96%	14.15%
Bloomberg US 1000 Index (USD) (TR)Footnote Reference*	21.38%	16.95%	14.37%
Bloomberg US 1000 Growth Index (USD) (TR)Footnote Reference*	25.91%	17.21%	16.62%
Bloomberg 1000 Growth Catholic Values Index (TR) (USD)Footnote Reference*Footnote Reference†	28.19%	-%	-%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$284,733,867	77	$1,478,681	43%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Energy	0.5%
Utilities	0.9%
Materials	1.2%
Real Estate	1.8%
Health Care	3.4%
Consumer Staples	4.4%
Consumer Discretionary	6.0%
Industrials	8.9%
Financials	12.1%
Communication Services	12.4%
Information Technology	47.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	11.3%
Microsoft	9.7%
Apple	9.6%
Broadcom	4.5%
Alphabet, Cl A	4.2%
Alphabet, Cl C	3.6%
Meta Platforms, Cl A	3.3%
Tesla	3.1%
Visa, Cl A	1.9%
JPMorgan Chase	1.9%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-KC-FUNDS (1-844-523-8637)

  https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-KC-FUNDS (1-844-523-8637) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

Knights of Columbus Large Cap Growth Fund / I Shares - KCGIX

Annual Shareholder Report: October 31, 2025

KCGIX-AR-2025

The Advisors' Inner Circle Fund III

Knights of Columbus Large Cap Growth Fund

Class S Shares - KCGSX

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about Class S Shares of the Knights of Columbus Large Cap Growth Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Large Cap Growth Fund, Class S Shares	$97	0.85%

How did the Fund perform in the last year?

The Fund changed its performance benchmark, from Bloomberg 1000 Growth Index to Bloomberg 1000 Growth Catholic Values Index as of December 31, 2024. All performance discussions and comparisons herein will consider that the fund was managed against the Bloomberg 1000 Growth Index from October 2024 to December 2024 and the Bloomberg 1000 Growth Catholic Values Index from January 2025 and beyond.

Fiscal year 2025 began with heightened volatility, especially post-election, but US equity markets started to gain traction off the April market lows and momentum accelerated into the end of the fiscal year. Tariff headlines and high valuations proved to be not as bad as originally feared, especially with enthusiasm for Artificial Intelligence encouraging the bulls. The Bloomberg 1000 Growth Index gained +25.91% while the Bloomberg 1000 Growth Catholic Values Index gained +28.19% in fiscal year 2025. Within the benchmark, Communication Services and Information Technology led for the fiscal year, while Energy and Materials lagged.

The Fund Class S Shares was up +27.66% for the period. The Health Care sector was the largest area of outperformance due to strong stock selection and allocation. Insulet Corp (0.7% Average Weight, +36.1% Total Return) and Boston Scientific Corp (1.0%, +19.7%) were the biggest contributors to relative performance. Industrials also generated outperformance, led by ATI Inc. (0.3%, +82.7%) and data center exposed companies such as EMECOR (0.6%, +51.3%) and Caterpillar (1.2%, +55.9%). The Consumer Staples sector was the biggest detractor to relative performance. PepsiCo, Inc. (0.6%, -19.3%) was the largest relative detractor, followed by Primo Brands Corp (0.1%, -24.2%). In Consumer Discretionary, D.R. Horton, Inc. (0.2%, -22.8%) and Deckers Outdoor Corp (0.4%, -34.6%) also held back relative returns.

We anticipate a similar trading environment as we look ahead to 2026. An increasingly accommodative Federal Reserve, the continued buildout of the Artificial Intelligence ecosystem, and a full year of tax cuts and deregulation from Congress should support asset prices. The Fund continues to maintain a balanced, risk-managed approach to portfolio construction, targeting opportunities in higher-growth companies across economic sectors while participating in the AI and datacenter build out. We expect to retain our neutral-ish view as we seek further evidence of the next stage of market leadership and evaluate the macroeconomic and geopolitical environment.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

	Knights of Columbus Large Cap Growth Fund, Class S Shares	Bloomberg US 1000 Index (USD) (TR)Footnote Reference*	Bloomberg US 1000 Growth Index (USD) (TR)Footnote Reference*	Bloomberg 1000 Growth Catholic Values Index (TR) (USD)Footnote Reference*Footnote Reference†
Oct/15	$10,000	$10,000	$10,000	$10,000
Oct/16	$9,809	$10,434	$10,246	$10,000
Oct/17	$12,406	$12,913	$12,990	$10,000
Oct/18	$13,397	$13,788	$14,231	$10,000
Oct/19	$14,846	$15,768	$16,716	$10,000
Oct/20	$18,663	$17,503	$21,038	$10,000
Oct/21	$24,994	$25,156	$29,968	$10,000
Oct/22	$17,898	$20,904	$22,691	$7,428
Oct/23	$20,849	$22,877	$26,066	$8,707
Oct/24	$29,200	$31,549	$36,962	$12,515
Oct/25	$37,277	$38,295	$46,539	$16,044

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-844-KC-FUNDS (1-844-523-8637) or visit https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote†	The inception date of the Bloomberg 1000 Catholic Values Growth Factor Total Return Index was September 9, 2021, and as such no performance information is available for periods prior to September 9, 2021. The table above reports the one calendar year of performance available since inception.

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Knights of Columbus Large Cap Growth Fund, Class S Shares	27.66%	14.84%	14.06%
Bloomberg US 1000 Index (USD) (TR)Footnote Reference*	21.38%	16.95%	14.37%
Bloomberg US 1000 Growth Index (USD) (TR)Footnote Reference*	25.91%	17.21%	16.62%
Bloomberg 1000 Growth Catholic Values Index (TR) (USD)Footnote Reference*Footnote Reference†	28.19%	-%	-%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$284,733,867	77	$1,478,681	43%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Energy	0.5%
Utilities	0.9%
Materials	1.2%
Real Estate	1.8%
Health Care	3.4%
Consumer Staples	4.4%
Consumer Discretionary	6.0%
Industrials	8.9%
Financials	12.1%
Communication Services	12.4%
Information Technology	47.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	11.3%
Microsoft	9.7%
Apple	9.6%
Broadcom	4.5%
Alphabet, Cl A	4.2%
Alphabet, Cl C	3.6%
Meta Platforms, Cl A	3.3%
Tesla	3.1%
Visa, Cl A	1.9%
JPMorgan Chase	1.9%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-KC-FUNDS (1-844-523-8637)

  https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-KC-FUNDS (1-844-523-8637) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

Knights of Columbus Large Cap Growth Fund / Class S Shares - KCGSX

Annual Shareholder Report: October 31, 2025

KCGSX-AR-2025

The Advisors' Inner Circle Fund III

Knights of Columbus Small Cap Fund

I Shares - KCSIX

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about I Shares of the Knights of Columbus Small Cap Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Small Cap Fund, I Shares	$94	0.90%

How did the Fund perform in the last year?

The Fund changed its performance benchmark, from Bloomberg 2000 Index to Bloomberg 2000 Catholic Values Index, as of December 31, 2024. All performance discussions and comparisons herein will consider that the fund was managed against the Bloomberg 2000 Index from October 2024 to December 2024 and the Bloomberg 2000 Catholic Values Index from January 2025 and beyond.

Fiscal year 2025 was a volatile year for small caps, but small caps started to gain traction off the April market lows and their momentum accelerated into the end of the fiscal year. Tariff headlines and concerns from Liberation Day proved to be not as bad as originally feared. The 10 year U.S. Treasury yield has been trending lower since its highs in January, and the Federal Reserve turned more accommodative – especially post the Jackson Hole speech in late August – all of which benefited small caps. The Bloomberg 2000 Index was up +12.02% and the Bloomberg 2000 Catholic Values Index was up +10.85% in fiscal year 2025. Within the small cap benchmark, Information Technology and Industrials led for the fiscal year, while Consumer Staples and Real Estate lagged.

In fiscal year 2025, the Fund Class I Shares was up +8.64%. In terms of sector performance, the Consumer Discretionary sector was the largest area of outperformance for the Fund due to selection and allocation. Boot Barn Holdings, Inc. (1.4% Average Weight, +52.3% Total Return) and Garrett Motion, Inc. (1.0%, +77.6%) were the biggest contributors to performance. The Industrials sector was the biggest detractor to relative performance. Willis Lease Finance Corp (1.1%, -28.8%) and Herc Holdings, Inc (0.6%, -37.9%) were the biggest detractors to performance.

We anticipate a similar trading environment as we look ahead to 2026. An increasingly accommodative Federal Reserve, coupled with a full year of tax cuts and deregulation from Congress, should support asset prices. The Fund continues to maintain a barbell approach with a mostly neutral stance that favors quality over speculation within small cap. We are balancing upside participating in higher-growth, higher-momentum names against downside protection in stable/defensive companies. We expect to retain our neutral-ish view as we seek further evidence of the next stage of market leadership and evaluate the macroeconomic and geopolitical environment.

How did the Fund perform during the last 10 years?

Total Return Based on $25,000 Investment

	Knights of Columbus Small Cap Fund, I Shares	Bloomberg US 3000 Index (USD) (TR)Footnote Reference*	Bloomberg 2000 Index (USD) (TR)Footnote Reference*	Bloomberg 2000 Catholic Values Index (TR) (USD)Footnote Reference*Footnote Reference†
Oct/15	$25,000	$25,000	$25,000	$25,000
Oct/16	$24,329	$26,090	$26,156	$25,000
Oct/17	$31,144	$32,336	$33,051	$25,000
Oct/18	$30,243	$34,427	$33,943	$25,000
Oct/19	$31,578	$39,103	$35,026	$25,000
Oct/20	$30,223	$43,140	$35,309	$25,000
Oct/21	$46,779	$62,311	$55,486	$25,000
Oct/22	$38,081	$51,707	$45,201	$20,779
Oct/23	$37,097	$56,039	$41,426	$19,093
Oct/24	$49,042	$77,197	$55,842	$25,731
Oct/25	$53,280	$93,373	$62,551	$28,523

The line graph represents historical performance of a hypothetical investment of $25,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-844-KC-FUNDS (1-844-523-8637) or visit https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote†	The inception date of the Bloomberg 2000 Catholic Values Total Return Index was September 9, 2021, and as such no performance information is available for periods prior to September 9, 2021. The table above reports the one calendar year of performance available since inception.

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Knights of Columbus Small Cap Fund, I Shares	8.64%	12.01%	7.86%
Bloomberg US 3000 Index (USD) (TR)Footnote Reference*	20.95%	16.70%	14.08%
Bloomberg 2000 Index (USD) (TR)Footnote Reference*	12.02%	12.12%	9.60%
Bloomberg 2000 Catholic Values Index (TR) (USD)Footnote Reference*Footnote Reference†	10.85%	-%	-%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$168,096,942	99	$1,117,106	66%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Rights	0.0%
Communication Services	1.2%
Consumer Staples	2.3%
Utilities	3.6%
Materials	4.1%
Energy	5.6%
Real Estate	7.6%
Consumer Discretionary	9.9%
Information Technology	13.9%
Industrials	14.6%
Health Care	15.8%
Financials	19.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
RadNet	1.8%
IES Holdings	1.7%
Brink's	1.6%
DigitalOcean Holdings	1.6%
American Healthcare REIT	1.6%
Belden	1.6%
Piper Sandler	1.5%
Cushman & Wakefield PLC	1.5%
Valley National Bancorp	1.5%
Granite Construction	1.5%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-KC-FUNDS (1-844-523-8637)

  https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-KC-FUNDS (1-844-523-8637) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

Knights of Columbus Small Cap Fund / I Shares - KCSIX

Annual Shareholder Report: October 31, 2025

KCSIX-AR-2025

The Advisors' Inner Circle Fund III

Knights of Columbus Small Cap Fund

Class S Shares - KCSSX

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about Class S Shares of the Knights of Columbus Small Cap Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Small Cap Fund, Class S Shares	$104	1.00%

How did the Fund perform in the last year?

The Fund changed its performance benchmark, from Bloomberg 2000 Index to Bloomberg 2000 Catholic Values Index, as of December 31, 2024. All performance discussions and comparisons herein will consider that the fund was managed against the Bloomberg 2000 Index from October 2024 to December 2024 and the Bloomberg 2000 Catholic Values Index from January 2025 and beyond.

Fiscal year 2025 was a volatile year for small caps, but small caps started to gain traction off the April market lows and their momentum accelerated into the end of the fiscal year. Tariff headlines and concerns from Liberation Day proved to be not as bad as originally feared. The 10 year U.S. Treasury yield has been trending lower since its highs in January, and the Federal Reserve turned more accommodative – especially post the Jackson Hole speech in late August – all of which benefited small caps. The Bloomberg 2000 Index was up +12.02% and the Bloomberg 2000 Catholic Values Index was up +10.85% in fiscal year 2025. Within the small cap benchmark, Information Technology and Industrials led for the fiscal year, while Consumer Staples and Real Estate lagged.

In fiscal year 2025, the Fund Class S Shares was up +8.59%. In terms of sector performance, the Consumer Discretionary sector was the largest area of outperformance for the Fund due to selection and allocation. Boot Barn Holdings, Inc. (1.4% Average Weight, +52.3% Total Return) and Garrett Motion, Inc. (1.0%, +77.6%) were the biggest contributors to performance. The Industrials sector was the biggest detractor to relative performance. Willis Lease Finance Corp (1.1%, -28.8%) and Herc Holdings, Inc (0.6%, -37.9%) were the biggest detractors to performance.

We anticipate a similar trading environment as we look ahead to 2026. An increasingly accommodative Federal Reserve, coupled with a full year of tax cuts and deregulation from Congress, should support asset prices. The Fund continues to maintain a barbell approach with a mostly neutral stance that favors quality over speculation within small cap. We are balancing upside participating in higher-growth, higher-momentum names against downside protection in stable/defensive companies. We expect to retain our neutral-ish view as we seek further evidence of the next stage of market leadership and evaluate the macroeconomic and geopolitical environment.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

	Knights of Columbus Small Cap Fund, Class S Shares	Bloomberg US 3000 Index (USD) (TR)Footnote Reference*	Bloomberg 2000 Index (USD) (TR)Footnote Reference*	Bloomberg 2000 Catholic Values Index (TR) (USD)Footnote Reference*Footnote Reference†
Oct/15	$10,000	$10,000	$10,000	$10,000
Oct/16	$9,729	$10,436	$10,463	$10,000
Oct/17	$12,441	$12,934	$13,221	$10,000
Oct/18	$12,065	$13,771	$13,577	$10,000
Oct/19	$12,591	$15,641	$14,010	$10,000
Oct/20	$12,038	$17,256	$14,123	$10,000
Oct/21	$18,605	$24,924	$22,194	$10,000
Oct/22	$15,142	$20,683	$18,080	$8,311
Oct/23	$14,735	$22,416	$16,570	$7,637
Oct/24	$19,460	$30,879	$22,337	$10,292
Oct/25	$21,132	$37,349	$25,021	$11,409

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-844-KC-FUNDS (1-844-523-8637) or visit https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote†	The inception date of the Bloomberg 2000 Catholic Values Total Return Index was September 9, 2021, and as such no performance information is available for periods prior to September 9, 2021. The table above reports the one calendar year of performance available since inception.

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Knights of Columbus Small Cap Fund, Class S Shares	8.59%	11.91%	7.77%
Bloomberg US 3000 Index (USD) (TR)Footnote Reference*	20.95%	16.70%	14.08%
Bloomberg 2000 Index (USD) (TR)Footnote Reference*	12.02%	12.12%	9.60%
Bloomberg 2000 Catholic Values Index (TR) (USD)Footnote Reference*Footnote Reference†	10.85%	-%	-%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$168,096,942	99	$1,117,106	66%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Rights	0.0%
Communication Services	1.2%
Consumer Staples	2.3%
Utilities	3.6%
Materials	4.1%
Energy	5.6%
Real Estate	7.6%
Consumer Discretionary	9.9%
Information Technology	13.9%
Industrials	14.6%
Health Care	15.8%
Financials	19.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
RadNet	1.8%
IES Holdings	1.7%
Brink's	1.6%
DigitalOcean Holdings	1.6%
American Healthcare REIT	1.6%
Belden	1.6%
Piper Sandler	1.5%
Cushman & Wakefield PLC	1.5%
Valley National Bancorp	1.5%
Granite Construction	1.5%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-KC-FUNDS (1-844-523-8637)

  https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-KC-FUNDS (1-844-523-8637) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

Knights of Columbus Small Cap Fund / Class S Shares - KCSSX

Annual Shareholder Report: October 31, 2025

KCSSX-AR-2025

The Advisors' Inner Circle Fund III

Knights of Columbus U.S. All Cap Index Fund

I Shares - KCXIX

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about I Shares of the Knights of Columbus U.S. All Cap Index Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus U.S. All Cap Index Fund, I Shares	$28	0.25%

How did the Fund perform in the last year?

The broad U.S. stock market, as defined by the Bloomberg 3000 Catholic Values Total Return Index, rose +23.02% from October 31, 2024, through October 31, 2025.

Reflecting this environment, the Knights of Columbus Index Fund rose +22.35% as the portfolio continues to execute on its objective to maintain securities’ weightings in accordance with the index. The benchmark was changed to the Bloomberg 3000 Catholic Values Index in December of 2024 which means the Fund was not seeking to mirror the benchmark for the full period which explains the 80 basis point drag. Prior to the change, the Fund was benchmarked vs. the Knights of Columbus U.S. All Cap Index.

The fund, which offers investors exposure to every segment, size, and style of the U.S. equity market that is consistent with USCCB guidelines, closely tracked its target index.

How did the Fund perform since inception?

Total Return Based on $25,000 Investment

	Knights of Columbus U.S. All Cap Index Fund, I Shares	Bloomberg US 3000 Index (USD) (TR)Footnote Reference*	Bloomberg 3000 Catholic Values Index (TR) (USD)Footnote Reference*Footnote Reference†Footnote Reference‡	Solactive Knights of Columbus U.S. All Cap Index (USD) (TR)Footnote Reference*
Dec/19	$25,000	$25,000	$25,000	$25,000
Oct/20	$25,771	$25,837	$25,000	$25,905
Oct/21	$37,783	$37,319	$26,778	$38,134
Oct/22	$30,836	$30,968	$21,747	$31,175
Oct/23	$33,822	$33,562	$23,886	$34,207
Oct/24	$47,328	$46,234	$33,360	$47,944
Oct/25	$57,906	$55,922	$41,039	$59,018

Since its inception on December 31, 2019. The line graph represents historical performance of a hypothetical investment of $25,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-844-KC-FUNDS (1-844-523-8637) or visit https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote†	The inception date of the Bloomberg 3000 Catholic Values Total Return Index was September 9, 2021, and as such no performance information is available for periods prior to September 9, 2021. The table above reports the one calendar year of performance available since inception.
Footnote‡	On December 31, 2024, the Fund's benchmark changed from the Solactive Knights of Columbus U.S. All Cap Index to Bloomberg 3000 Catholic Values Total Return Index because the Adviser believes that the Bloomberg 3000 Catholic Values Total Return Index better reflects the Fund's investment strategies.

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Knights of Columbus U.S. All Cap Index Fund, I Shares	22.35%	17.58%	15.47%
Bloomberg US 3000 Index (USD) (TR)Footnote Reference*	20.95%	16.70%	14.79%
Bloomberg 3000 Catholic Values Index (TR) (USD)Footnote Reference*Footnote Reference†Footnote Reference‡	23.02%	-%	-%
Solactive Knights of Columbus U.S. All Cap Index (USD) (TR)Footnote Reference*	23.10%	17.90%	15.85%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$289,107,313	2,736	$-	13%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Warrants	0.0%
Rights	0.0%
Total Return Swaps	0.1%
Materials	2.2%
Real Estate	2.3%
Utilities	2.6%
Energy	3.2%
Health Care	3.7%
Consumer Staples	4.3%
Consumer Discretionary	7.5%
Industrials	8.7%
Communication Services	10.6%
Financials	13.9%
Information Technology	37.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	8.1%
Apple	6.7%
Microsoft	6.5%
Broadcom	2.9%
Alphabet, Cl A	2.8%
Meta Platforms, Cl A	2.4%
Alphabet, Cl C	2.2%
Tesla	2.2%
JPMorgan Chase	1.5%
Berkshire Hathaway, Cl B	1.1%

Material Fund Changes

Effective December 31, 2024, Knights of Columbus U.S. All Cap Index Fund changed its primary benchmark, with approval of the Funds' Board of Trustees, from the Solactive Knights of Columbus U.S. All Cap Index to Bloomberg 3000 Catholic Values Total Return Index. For detailed information please see the Prospectus Supplement dated March 1, 2025.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-KC-FUNDS (1-844-523-8637)

  https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-KC-FUNDS (1-844-523-8637) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

Knights of Columbus U.S. All Cap Index Fund / I Shares - KCXIX

Annual Shareholder Report: October 31, 2025

KCXIX-AR-2025

The Advisors' Inner Circle Fund III

Knights of Columbus Real Estate Fund

I Shares - KCRIX

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about I Shares of the Knights of Columbus Real Estate Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Real Estate Fund, I Shares	$97	1.00%

How did the Fund perform in the last year?

The Fund changed its performance benchmark, from the Bloomberg US 3000 REIT Index to the Bloomberg US REIT 3000 Catholic Values Index as of December 31, 2024. All performance discussions and comparisons herein will consider that the fund was managed against the Bloomberg US 3000 REIT Index for November and December and against the Bloomberg US REIT 3000 Catholic Values Index for the rest of the year.

The Bloomberg US REIT 3000 Catholic Values Index fell -2.17% for the year ended October 31, 2025, while the Bloomberg US 3000 REIT Index fell -2.61%. The indices fell in December and were primarily flat for the rest of the year (except for the April selloff/recovery). Health Care REITs and Diversified REITs led the way higher with Mortgage REITs and Timber REITs bringing up the rear.

The Fund I Shares returned -5.52% during this timeframe. Selection was negative for the fund particularly within Multi-Family REITs. The multi-family space continues to struggle with working off the large increase in supply that happened during COVID. Further, falling immigration in the U.S. seems to be lowering demand for multi-family rentals. Veris Residential, Inc. (0.7% Average Weight, -16.1% Total Return) fell -16.1%. Q3 same store expense growth came in higher than expected. Independence Realty Trust, Inc. (1.4%, -8.2%) finished lower.

Allocation was positive for the fund. Real Estate Services was a strong area as the commercial real estate market continues to thaw. Health Care REITs was the best performing group by a wide margin, led by senior housing REITs. The companies continue to recover from their COVID lows while simultaneously the baby boomer generation continues to retire into a market where demand for health care facilities outstrips the supply available.

We anticipate a similar trading environment as we look ahead to 2026. An increasingly accommodative Federal Reserve, the continued buildout of the Artificial Intelligence ecosystem, and a full year of tax cuts and deregulation from Congress should support asset prices. Interest rates will also impact REIT returns and seem broadly expected to drift lower, although the timeframe is certainly debated. The Fund continues to maintain a balanced, risk-managed approach to portfolio construction, targeting opportunities in undervalued REITs and/or those with superior growth potential. We expect to retain our neutral-ish view as we seek further evidence of the next stage of market leadership and evaluate the macroeconomic and geopolitical environment.

How did the Fund perform since inception?

Total Return Based on $25,000 Investment

	Knights of Columbus Real Estate Fund, I Shares	Bloomberg US 3000 Index (USD) (TR)Footnote Reference*	Bloomberg US 3000 REIT Index (TR) (USD)Footnote Reference*	Bloomberg US REIT 3000 Catholic Values Index (TR) (USD)Footnote Reference*Footnote Reference†
Sep/19	$25,000	$25,000	$25,000	$25,000
Oct/19	$25,825	$25,530	$25,279	$25,000
Oct/20	$22,793	$28,166	$21,338	$25,000
Oct/21	$31,832	$40,683	$31,115	$26,793
Oct/22	$26,810	$33,759	$25,075	$21,658
Oct/23	$24,423	$36,588	$23,083	$20,001
Oct/24	$31,879	$50,401	$30,959	$26,749
Oct/25	$30,118	$60,963	$30,151	$26,169

Since its inception on September 30, 2019. The line graph represents historical performance of a hypothetical investment of $25,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-844-KC-FUNDS (1-844-523-8637) or visit https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote†	The inception date of the Bloomberg U.S. REIT 3000 Catholic Values Total Return Index was September 9, 2021, and as such no performance information is available for periods prior to September 9, 2021. The table above reports the one calendar year of performance available since inception.

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Knights of Columbus Real Estate Fund, I Shares	-5.52%	5.73%	3.11%
Bloomberg US 3000 Index (USD) (TR)Footnote Reference*	20.95%	16.70%	15.76%
Bloomberg US 3000 REIT Index (TR) (USD)Footnote Reference*	-2.61%	7.16%	3.12%
Bloomberg US REIT 3000 Catholic Values Index (TR) (USD)Footnote Reference*Footnote Reference†	-2.17%	-%	-%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$145,370,342	48	$1,184,804	70%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Real Estate Mgmnt/Servic	0.4%
Multi-Family Residential	0.5%
REITS-Shopping Centers	0.6%
Real Estate Services	0.9%
Single-Family Residential	1.1%
Office	1.7%
REITS-Manufactured Homes	1.8%
Hotel & Resort	1.9%
REITS-Warehouse/Industr	2.0%
REITS-Health Care	2.1%
REITS-Office Property	2.4%
Other Specialized	2.4%
REITS-Storage	3.1%
Self-Storage	3.4%
Retail	4.5%
REITS-Regional Malls	5.1%
REITS-Single Tenant	5.4%
Data Center	6.9%
Telecom Tower	7.9%
REITS-Apartments	9.4%
Industrial	11.3%
Health Care	11.9%
REITS-Diversified	12.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Welltower	10.9%
Prologis	10.0%
Equinix	6.9%
American Tower	6.6%
Simon Property Group	5.1%
Realty Income,	4.8%
Digital Realty Trust	4.2%
Public Storage	3.4%
Crown Castle	3.0%
Iron Mountain	2.4%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-KC-FUNDS (1-844-523-8637)

  https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-KC-FUNDS (1-844-523-8637) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

Knights of Columbus Real Estate Fund / I Shares - KCRIX

Annual Shareholder Report: October 31, 2025

KCRIX-AR-2025

The Advisors' Inner Circle Fund III

Knights of Columbus International Equity Fund

I Shares - KCIIX

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about I Shares of the Knights of Columbus International Equity Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus International Equity Fund, I Shares	$122	1.10%

How did the Fund perform in the last year?

The Fund changed its performance benchmark, from Bloomberg World ex-US Large-Mid Total Return Index to Bloomberg World ex-US Catholic Values Large & Mid Cap Total Return Index as of December 31, 2024. All performance discussions and comparisons herein will consider that the fund was managed against the Bloomberg World ex-US Large-Mid Total Return Index from October 2024 to December 2024 and the Bloomberg World ex-US Catholic Values Large & Mid Cap Total Return Index from January 2025 and beyond.

Global equity returns for the fiscal year rose +24.94% for the second year in a row, producing a very strong two-year period. The only real wrinkle was during April, when the US administration introduced a new tariff regime. One of the major themes of the year was anything AI-related. This affected both countries, where South Korea took the top spot, driven by chip stocks including SK Hynix and Samsung Electronics, and sectors, where Information Technology was the best, returning +43%.

Economic growth was good enough to keep itself largely out of the headlines. While country-level GDP estimates were cut around the time of the tariff announcements, they recovered to reasonable levels, and ones that look set to repeat in 2026. With many central banks now in easing mode, this provides another tailwind for markets.

Latin America was the strongest region, buoyed by a +41% return in Mexico. Pacific ex-Japan was the weakest region due to Australia, which is over half the region’s weight, and is heavily weighted towards Financials with very little technology.

The Fund Class I Shares appreciated +21.92%. Consumer Staples added the most to performance. Our top holdings were food producers, including Chinese meat company WH Group Ltd. (1.0% Average Weight, +42.9% Total Return) and French conglomerate Danone S.A. (1.5%, +27.6%). The sector that detracted the most from performance was Energy. TotalEnergies SE (0.1%, -8.6%) and Enbridge Inc. (0.2%, -3.5%) were the largest contributors. The average weights are small because they were not held for the entire fiscal period.

While valuations in the US remain near record levels, they are much more attractive internationally, providing a key tailwind. There are certainly individual companies that have soared on AI headlines, but they are a much lower percentage of the benchmark than in the US. This should lead to lower benchmark volatility. Generally lower interest rates and decent economic expectations round out the list of positives for equity returns in the year ahead.

How did the Fund perform during the last 10 years?

Total Return Based on $25,000 Investment

	Knights of Columbus International Equity Fund, I Shares	Bloomberg World ex-US Large-Mid Index (TR) (USD)Footnote Reference*	Bloomberg World ex-US Catholic Values Large & Mid Cap Index (TR) (USD)Footnote Reference*Footnote Reference†
Oct/15	$25,000	$25,000	$25,000
Oct/16	$26,030	$25,215	$25,000
Oct/17	$33,370	$31,292	$25,000
Oct/18	$31,287	$28,951	$25,000
Oct/19	$33,772	$32,413	$25,000
Oct/20	$33,839	$32,205	$25,000
Oct/21	$45,093	$41,787	$25,000
Oct/22	$33,007	$31,680	$18,721
Oct/23	$36,800	$35,406	$20,946
Oct/24	$45,654	$44,096	$26,075
Oct/25	$55,662	$55,094	$32,860

The line graph represents historical performance of a hypothetical investment of $25,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-844-KC-FUNDS (1-844-523-8637) or visit https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote†	The inception date of the Bloomberg World ex-US Catholic Values Large & Mid Cap Total Return Index was September 9, 2021, and as such no performance information is available for periods prior to September 9, 2021. The table above reports the one calendar year of performance available since inception.

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Knights of Columbus International Equity Fund, I Shares	21.92%	10.47%	8.33%
Bloomberg World ex-US Large-Mid Index (TR) (USD)Footnote Reference*	24.94%	11.34%	8.22%
Bloomberg World ex-US Catholic Values Large & Mid Cap Index (TR) (USD)Footnote Reference*Footnote Reference†	26.02%	-%	-%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$246,740,795	85	$1,966,883	50%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	16.7%
Australia	2.9%
Switzerland	3.8%
Spain	4.4%
Netherlands	4.6%
Taiwan	5.5%
Germany	5.6%
South Korea	6.2%
United Kingdom	7.1%
France	7.9%
Canada	8.6%
Japan	11.5%
China	11.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing	4.2%
Tencent Holdings	2.7%
Samsung Electronics	2.5%
ASML Holding	2.2%
Royal Bank of Canada	2.2%
Shell PLC	2.1%
Alibaba Group Holding	2.0%
Mitsubishi UFJ Financial Group	1.8%
CaixaBank	1.6%
Barclays	1.6%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-KC-FUNDS (1-844-523-8637)

  https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-KC-FUNDS (1-844-523-8637) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

Knights of Columbus International Equity Fund / I Shares - KCIIX

Annual Shareholder Report: October 31, 2025

KCIIX-AR-2025

The Advisors' Inner Circle Fund III

Knights of Columbus International Equity Fund

Class S Shares - KCISX

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about Class S Shares of the Knights of Columbus International Equity Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus International Equity Fund, Class S Shares	$133	1.20%

How did the Fund perform in the last year?

The Fund changed its performance benchmark, from Bloomberg World ex-US Large-Mid Total Return Index to Bloomberg World ex-US Catholic Values Large & Mid Cap Total Return Index as of December 31, 2024. All performance discussions and comparisons herein will consider that the fund was managed against the Bloomberg World ex-US Large-Mid Total Return Index from October 2024 to December 2024 and the Bloomberg World ex-US Catholic Values Large & Mid Cap Total Return Index from January 2025 and beyond.

Global equity returns for the fiscal year rose +24.94% for the second year in a row, producing a very strong two-year period. The only real wrinkle was during April, when the US administration introduced a new tariff regime. One of the major themes of the year was anything AI-related. This affected both countries, where South Korea took the top spot, driven by chip stocks including SK Hynix and Samsung Electronics, and sectors, where Information Technology was the best, returning +43%.

Economic growth was good enough to keep itself largely out of the headlines. While country-level GDP estimates were cut around the time of the tariff announcements, they recovered to reasonable levels, and ones that look set to repeat in 2026. With many central banks now in easing mode, this provides another tailwind for markets.

Latin America was the strongest region, buoyed by a +41% return in Mexico. Pacific ex-Japan was the weakest region due to Australia, which is over half the region’s weight, and is heavily weighted towards Financials with very little technology.

The Fund Class S Shares appreciated +21.72%. Consumer Staples added the most to performance. Our top holdings were food producers, including Chinese meat company WH Group Ltd. (1.0% Average Weight, +42.9% Total Return) and French conglomerate Danone S.A. (1.5%, +27.6%). The sector that detracted the most from performance was Energy. TotalEnergies SE (0.1%, -8.6%) and Enbridge Inc. (0.2%, -3.5%) were the largest contributors. The average weights are small because they were not held for the entire fiscal period.

While valuations in the US remain near record levels, they are much more attractive internationally, providing a key tailwind. There are certainly individual companies that have soared on AI headlines, but they are a much lower percentage of the benchmark than in the US. This should lead to lower benchmark volatility. Generally lower interest rates and decent economic expectations round out the list of positives for equity returns in the year ahead.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

	Knights of Columbus International Equity Fund, Class S Shares	Bloomberg World ex-US Large-Mid Index (TR) (USD)Footnote Reference*	Bloomberg World ex-US Catholic Values Large & Mid Cap Index (TR) (USD)Footnote Reference*Footnote Reference†
Oct/15	$10,000	$10,000	$10,000
Oct/16	$10,420	$10,086	$10,000
Oct/17	$13,357	$12,517	$10,000
Oct/18	$12,497	$11,580	$10,000
Oct/19	$13,465	$12,965	$10,000
Oct/20	$13,465	$12,882	$10,000
Oct/21	$17,930	$16,715	$10,000
Oct/22	$13,111	$12,672	$7,488
Oct/23	$14,594	$14,162	$8,378
Oct/24	$18,100	$17,639	$10,430
Oct/25	$22,031	$22,038	$13,144

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-844-KC-FUNDS (1-844-523-8637) or visit https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote†	The inception date of the Bloomberg World ex-US Catholic Values Large & Mid Cap Total Return Index was September 9, 2021, and as such no performance information is available for periods prior to September 9, 2021. The table above reports the one calendar year of performance available since inception.

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Knights of Columbus International Equity Fund, Class S Shares	21.72%	10.35%	8.22%
Bloomberg World ex-US Large-Mid Index (TR) (USD)Footnote Reference*	24.94%	11.34%	8.22%
Bloomberg World ex-US Catholic Values Large & Mid Cap Index (TR) (USD)Footnote Reference*Footnote Reference†	26.02%	-%	-%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$246,740,795	85	$1,966,883	50%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	16.7%
Australia	2.9%
Switzerland	3.8%
Spain	4.4%
Netherlands	4.6%
Taiwan	5.5%
Germany	5.6%
South Korea	6.2%
United Kingdom	7.1%
France	7.9%
Canada	8.6%
Japan	11.5%
China	11.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing	4.2%
Tencent Holdings	2.7%
Samsung Electronics	2.5%
ASML Holding	2.2%
Royal Bank of Canada	2.2%
Shell PLC	2.1%
Alibaba Group Holding	2.0%
Mitsubishi UFJ Financial Group	1.8%
CaixaBank	1.6%
Barclays	1.6%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-KC-FUNDS (1-844-523-8637)

  https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-KC-FUNDS (1-844-523-8637) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

Knights of Columbus International Equity Fund / Class S Shares - KCISX

Annual Shareholder Report: October 31, 2025

KCISX-AR-2025

(b)	Not applicable.

Item 2.    Code of Ethics.

The Registrant (also referred to as the “Trust”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3.    Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The Registrant’s audit committee financial experts are Thomas P. Lemke and Jay Nadel, and each of Mr. Lemke and Mr. Nadel are “independent”, as that term is defined in Form N-CSR Item 3(a)(2).

Item 4.    Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to The Advisors’ Inner Circle Fund III (the aforementioned “Trust”).

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE October 31, 2025			FYE October 31, 2024
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$584,911	None	None	$734,463	None	None
(b)	Audit-Related Fees	None	None	$7,712,106(2)	None	None	None
(c)	Tax Fees	None	None	$6,540,150(3)	None	None	$559,700(4)
(d)	All Other Fees	None	None	$1,304,150(5)	None	None	$10,530(6)

Fees billed by Cohen & Company, Ltd. (“Cohen & Co”) relate to the Trust.

Cohen & Co billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE October 31, 2025			FYE October 31, 2024
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$52,000	None	None	None	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(2)	Audit-related services performed in a period prior to the adoption of a new accounting standard, for the Penn Mutual ICC. Providing audit related services for other Natixis entities in the ICC, for the RWC Partners ICC.

(3)	Preparation of K1's for tax filings for other entities in the Penn Mutual ICC, for the Penn Mutual ICC. Includes fees for tax compliance services to other Natixis entities in the ICC, for the RWC Partners ICC.

(4)	Tax return preparation fees for affiliates of the Funds.

(5)	Includes fees for licensing of online accounting research tools and other checklist templates, for the Penn Mutual ICC. Provision of other non-audit services including preparing benchmark reports, regulatory training and gap analysis reviews, for the RWC Partners ICC.

(6)	Non-audit fees consist of SSAE No. 18 report over investment management activities and non-statutory audit reports of Legal & General Investment Management America, Inc.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1)	require specific pre-approval;

(2)	are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

(3)	have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2)     Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	FYE October 31, 2025	FYE October 31, 2024
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2)     Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (Cohen & Co):

	FYE October 31, 2025	FYE October 31, 2024
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f)          Not applicable.

(g)         The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $15,556,406 and $570,230 for 2025 and 2024, respectively.

(g)         The aggregate non-audit fees and services billed by Cohen & Co for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $0 for 2025 and 2024, respectively.

(h)         During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i)          Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j)          Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR § 240.3b-4e.

Item 5.   Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.   Schedule of Investments.

(a)         The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)          Not applicable.

Item 7.   Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS OCTOBER 31, 2025

TABLE OF CONTENTS

Financial Statements (N-CSR Item 7)
Schedules of Investments	1
Glossary	57
Statements of Assets and Liabilities	58
Statements of Operations	60
Statements of Changes in Net Assets	62
Financial Highlights	72
Notes to Financial Statements	74
Report of Independent Registered Public Accounting Firm	92
Notice to Shareholders (Unaudited)	93
Other Information (Form N-CSR Items 8-11) (Unaudited)	94

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LIMITED DURATION FUND OCTOBER 31, 2025

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 46.2%

	Face Amount	Value
COMMUNICATION SERVICES — 1.2%
NTT Finance
4.620%, 07/16/28(A)	$1,160,000	$1,172,834
Paramount Global
3.700%, 06/01/28	950,000	931,561
TELUS
3.700%, 09/15/27	765,000	758,337
		2,862,732

CONSUMER DISCRETIONARY — 1.0%
General Motors Financial
4.200%, 10/27/28	170,000	169,587
Lowe's
4.000%, 10/15/28	1,140,000	1,137,493
Toll Brothers Finance
4.350%, 02/15/28	985,000	987,956
		2,295,036

CONSUMER STAPLES — 2.5%
7-Eleven
1.300%, 02/10/28(A)	1,220,000	1,143,199
Alimentation Couche-Tard
3.550%, 07/26/27(A)	1,000,000	991,244
Bacardi
2.750%, 07/15/26(A)	770,000	761,205
Conagra Brands
1.375%, 11/01/27	1,088,000	1,027,310
Mars
4.600%, 03/01/28(A)	970,000	981,422
The Campbell's
4.150%, 03/15/28	1,000,000	998,800
		5,903,180

ENERGY — 4.3%
BP Capital Markets America
5.017%, 11/17/27	987,000	1,006,405
Enbridge
4.600%, 06/20/28	1,010,000	1,019,727
Energy Transfer
6.625%, US0003M + 4.155%(B)(C)	1,155,000	1,153,224
EOG Resources
4.400%, 07/15/28	1,010,000	1,020,202
Helmerich & Payne
4.650%, 12/01/27	950,000	954,198
Hess Midstream Operations
5.500%, 10/15/30(A)	20,000	20,131
5.125%, 06/15/28(A)	1,100,000	1,097,523
MPLX
4.250%, 12/01/27	980,000	981,554
Occidental Petroleum
3.200%, 08/15/26	1,085,000	1,071,388
Schlumberger Holdings
5.000%, 05/29/27(A)	980,000	992,485

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY — continued
Western Midstream Operating
4.500%, 03/01/28	$985,000	$986,902
		10,303,739

FINANCIALS — 12.9%
Ally Financial
2.200%, 11/02/28	1,175,000	1,097,207
American Express
4.351%, SOFRRATE + 0.810%, 07/20/29(B)	1,065,000	1,071,469
Antares Holdings
7.950%, 08/11/28(A)	1,030,000	1,091,561
Ares Capital
2.875%, 06/15/28	1,125,000	1,071,181
Arthur J Gallagher
4.600%, 12/15/27	900,000	908,394
Bank of America MTN
4.183%, 11/25/27	975,000	975,566
Blackstone Private Credit Fund
3.250%, 03/15/27	1,039,000	1,019,452
Blue Owl Capital
2.875%, 06/11/28	1,180,000	1,114,274
Brown & Brown
4.700%, 06/23/28	385,000	388,404
Canadian Imperial Bank of Commerce
4.857%, SOFRRATE + 1.030%, 03/30/29(B)	945,000	959,385
Capital One Financial
4.927%, SOFRRATE + 2.057%, 05/10/28(B)	935,000	943,976
Citigroup
4.125%, 07/25/28	905,000	903,972
Eaton Vance
3.500%, 04/06/27	1,010,000	1,001,669
FS KKR Capital
3.125%, 10/12/28	500,000	462,017
Goldman Sachs Private Credit
5.375%, 01/31/29(A)	1,130,000	1,131,263
Golub Capital BDC
7.050%, 12/05/28	1,000,000	1,049,103
Hercules Capital
2.625%, 09/16/26	1,090,000	1,070,131
HPS Corporate Lending Fund
5.450%, 01/14/28	890,000	896,839
HSBC USA
4.650%, 06/03/28	1,015,000	1,028,465
JPMorgan Chase
4.505%, SOFRRATE + 0.860%, 10/22/28(B)	940,000	947,270
Main Street Capital
6.500%, 06/04/27	925,000	943,129
Morgan Stanley MTN
3.950%, 04/23/27	975,000	972,685
New Mountain Finance
6.200%, 10/15/27	925,000	939,917

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LIMITED DURATION FUND OCTOBER 31, 2025

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Oaktree Specialty Lending
2.700%, 01/15/27	$1,010,000	$979,587
PNC Bank
4.429%, SOFRRATE + 0.727%, 07/21/28(B)	1,065,000	1,070,274
Royal Bank of Canada
4.498%, SOFRRATE + 0.890%, 08/06/29(B)	1,095,000	1,103,649
Santander Holdings USA
5.473%, SOFRRATE + 1.610%, 03/20/29(B)	950,000	966,351
Sixth Street Specialty Lending
6.950%, 08/14/28	1,040,000	1,091,653
Synchrony Financial
3.700%, 08/04/26	1,070,000	1,064,326
Truist Bank
4.136%, SOFRRATE + 0.911%, 10/23/29(B)	1,150,000	1,145,469
Wells Fargo
4.900%, SOFRRATE + 0.780%, 01/24/28(B)	905,000	912,525
		30,321,163

HEALTH CARE — 0.4%
Icon Investments Six DAC
5.809%, 05/08/27	1,001,000	1,021,713

INDUSTRIALS — 4.8%
Delta Air Lines
4.950%, 07/10/28	1,000,000	1,013,724
Howmet Aerospace
6.750%, 01/15/28	925,000	977,008
Ingersoll Rand
5.197%, 06/15/27	985,000	999,659
nVent Finance Sarl
4.550%, 04/15/28	1,055,000	1,057,743
Owens Corning
5.500%, 06/15/27	985,000	1,004,922
Siemens Funding BV
4.350%, 05/26/28(A)	1,510,000	1,524,792
Southwest Airlines
4.375%, 11/15/28	1,150,000	1,147,308
United Airlines
4.375%, 04/15/26(A)	1,065,000	1,062,801
Vertiv Group
4.125%, 11/15/28(A)	1,185,000	1,167,408
Westinghouse Air Brake Technologies
4.700%, 09/15/28	1,000,000	1,012,174
		10,967,539

INFORMATION TECHNOLOGY — 5.0%
Amphenol
4.375%, 06/12/28	1,010,000	1,018,455
Broadcom
3.459%, 09/15/26	900,000	896,068

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INFORMATION TECHNOLOGY — continued
Dell International
4.750%, 04/01/28	$945,000	$958,311
Hewlett Packard Enterprise
4.400%, 09/25/27	954,000	957,709
Kyndryl Holdings
2.050%, 10/15/26	1,093,000	1,069,845
Microchip Technology
4.900%, 03/15/28	900,000	911,159
NXP BV
4.300%, 08/19/28	1,000,000	1,001,507
Oracle
2.300%, 03/25/28	1,065,000	1,018,533
Renesas Electronics
2.170%, 11/25/26(A)	1,000,000	976,885
Roper Technologies
4.250%, 09/15/28	1,100,000	1,103,268
Teledyne Technologies
2.250%, 04/01/28	1,015,000	971,544
Vontier
2.400%, 04/01/28	1,180,000	1,123,140
		12,006,424

MATERIALS — 4.0%
Amcor Flexibles North America
3.100%, 09/15/26	1,085,000	1,072,558
Amrize Finance US
4.700%, 04/07/28(A)	960,000	970,705
Berry Global
5.500%, 04/15/28	910,000	935,953
FMC
3.200%, 10/01/26	1,027,000	1,010,833
Glencore Funding
5.338%, 04/04/27(A)	950,000	964,306
Nutrien
5.200%, 06/21/27	935,000	950,181
Rio Tinto Finance USA
4.500%, 03/14/28	965,000	975,982
RPM International
3.750%, 03/15/27	962,000	954,278
Sonoco Products
2.250%, 02/01/27	965,000	940,673
WRKCo
3.900%, 06/01/28	840,000	832,407
		9,607,876

REAL ESTATE — 5.1%
Agree
2.000%, 06/15/28	1,080,000	1,023,531
American Tower
5.250%, 07/15/28	970,000	996,019
Crown Castle
4.800%, 09/01/28	1,095,000	1,108,249
Extra Space Storage
5.700%, 04/01/28	915,000	944,805
Highwoods Realty
4.125%, 03/15/28	1,030,000	1,017,460

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LIMITED DURATION FUND OCTOBER 31, 2025

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
REAL ESTATE — continued
Invitation Homes Operating Partnership
2.300%, 11/15/28	$1,085,000	$1,026,243
Kite Realty Group
4.000%, 10/01/26	985,000	982,511
Public Storage Operating
4.872%, SOFRINDX + 0.700%, 04/16/27(B)	975,000	978,027
Store Capital
4.500%, 03/15/28	1,900,000	1,900,839
Tanger Properties
3.875%, 07/15/27	1,010,000	1,002,540
Vornado Realty
2.150%, 06/01/26	1,075,000	1,055,655
		12,035,879

UTILITIES — 5.0%
Alliant Energy Finance
5.400%, 06/06/27(A)	955,000	967,272
Dominion Energy
4.600%, 05/15/28	980,000	990,614
4.350%, H15T5Y + 3.195%(B)(C)	1,185,000	1,165,503
Emera
6.750%, US0003M + 5.440%, 06/15/76(B)	1,145,000	1,150,458
Evergy Kansas Central
4.700%, 03/13/28	945,000	953,322
Eversource Energy
5.450%, 03/01/28	975,000	999,894
Georgia Power
5.004%, 02/23/27	960,000	973,145
National Fuel Gas
5.500%, 10/01/26	1,000,000	1,010,929
NextEra Energy Capital Holdings
1.875%, 01/15/27	1,010,000	984,501
Public Service of New Hampshire
4.400%, 07/01/28	1,010,000	1,019,326
Toledo Edison
2.650%, 05/01/28(A)	386,000	366,424
Vistra Operations
4.300%, 10/15/28(A)	1,135,000	1,130,720
		11,712,108

Total Corporate Obligations
(Cost $108,102,393)		109,037,389
ASSET-BACKED SECURITIES — 23.2%

Automotive — 5.3%
American Heritage Auto Receivables Issuer Trust, Ser 2025-1A, Cl A3
4.400%, 11/15/30 (A)	560,000	561,029
Avis Budget Rental Car Funding AESOP, Ser 2023-5A, Cl B
6.120%, 04/20/28 (A)	350,000	356,542

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Automotive — continued
BOF VII AL Funding Trust I, Ser 2023-CAR3, Cl A2
6.291%, 07/26/32 (A)	$395,195	$401,330
Carmax Auto Owner Trust, Ser 2025-1, Cl B
5.110%, 09/16/30	490,000	499,651
Drive Auto Receivables Trust, Ser 2025-1, Cl B
4.790%, 09/15/32	1,030,000	1,038,490
Drive Auto Receivables Trust, Ser 2025-2, Cl B
4.140%, 09/15/32	570,000	567,923
Enterprise Fleet Financing, Ser 2025-3, Cl A3
4.460%, 09/20/29 (A)	1,050,000	1,060,322
Exeter Select Automobile Receivables Trust, Ser 2025-1, Cl A3
4.690%, 04/15/30	440,000	443,189
Flagship Credit Auto Trust, Ser 2021-3, Cl C
1.460%, 09/15/27 (A)	280,398	279,275
Ford Credit Auto Owner Trust, Ser 2023-B, Cl B
5.560%, 03/15/29	1,050,000	1,066,440
Ford Credit Auto Owner Trust, Ser 2025-A, Cl B
4.890%, 02/15/31	750,000	759,301
Ford Credit Auto Owner Trust, Ser 2025-B, Cl B
4.240%, 07/15/31	1,140,000	1,138,894
GM Financial Consumer Automobile Receivables Trust, Ser 2025-1, Cl B
5.000%, 08/16/30	490,000	499,074
Hertz Vehicle Financing, Ser 2022-5A, Cl B
4.280%, 09/25/28 (A)	375,000	370,416
OCCU Auto Receivables Trust, Ser 2025-1A, Cl A4
4.790%, 01/15/31 (A)	550,000	553,922
Santander Drive Auto Receivables Trust, Ser 2024-4, Cl B
4.930%, 09/17/29	915,000	917,965
Santander Drive Auto Receivables Trust, Ser 2025-1, Cl B
4.880%, 03/17/31	490,000	492,981
Santander Drive Auto Receivables Trust, Ser 2025-2, Cl B
4.870%, 05/15/31	535,000	538,400
Santander Drive Auto Receivables Trust, Ser 2025-3, Cl B
4.490%, 09/15/31	1,050,000	1,054,150
		12,599,294

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LIMITED DURATION FUND OCTOBER 31, 2025

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Financials — 0.7%
Dell Equipment Finance Trust, Ser 2025-2, Cl A3
4.120%, 03/24/31 (A)	$570,000	$569,700
OWN Equipment Fund II, Ser 2025-1M, Cl B
6.310%, 09/26/33 (A)	986,866	937,539
		1,507,239

Other ABS — 17.2%
ABPCI Direct Lending Fund CLO VI, Ser 2025-6A, Cl BRR
5.558%, TSFR3M + 1.700%, 01/27/37 (A)(B)	550,000	543,405
Affirm Asset Securitization Trust, Ser 2024-B, Cl A
4.620%, 09/15/29 (A)	1,050,000	1,051,919
Affirm Asset Securitization Trust, Ser 2024-X2, Cl B
5.330%, 12/17/29 (A)	560,000	560,961
Affirm Asset Securitization Trust, Ser 2025-X1, Cl B
5.190%, 04/15/30 (A)	500,000	501,395
Affirm Master Trust, Ser 2025-1A, Cl B
5.130%, 02/15/33 (A)	940,000	942,194
Antares CLO, Ser 2018-3, Cl A1R
5.474%, TSFR3M + 1.590%, 07/20/36 (A)(B)	950,000	948,145
Audax Senior Debt CLO XII, Ser 2025-12A, Cl B
5.607%, TSFR3M + 1.750%, 04/22/37 (A)(B)	750,000	741,136
Avant Loans Funding Trust, Ser 2025-REV1, Cl A
5.120%, 05/15/34 (A)	550,000	551,723
Barings Equipment Finance, Ser 2025-B, Cl A2
4.020%, 02/13/29 (A)	570,000	569,549
Barings Private Credit CLO, Ser 2023-1, Cl A1BR
5.805%, TSFR3M + 1.900%, 10/15/36 (A)(B)	995,000	985,737
Blackbird Capital Aircraft Lease Securitization, Ser 2016-1A, Cl A
4.213%, 12/16/41 (A)(D)	79,401	79,427
Blue Owl Asset Leasing Trust, Ser 2024-1A, Cl B
5.410%, 03/15/30 (A)	540,000	545,764
California Street CLO IX, Ser 2021-9A, Cl AR3
5.255%, TSFR3M + 1.362%, 07/16/32 (A)(B)	398,624	398,851
Cerberus Loan Funding XLVII, Ser 2024-3A, Cl A
5.655%, TSFR3M + 1.750%, 07/15/36 (A)(B)	785,000	784,974

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Other ABS — continued
Cologix Data Centers US Issuer, Ser 2021-1A, Cl A2
3.300%, 12/26/51 (A)	$500,000	$488,474
Crossroads Asset Trust, Ser 2025- A, Cl A2
4.910%, 02/20/32 (A)	525,000	527,669
DLLMT, Ser 2023-1A, Cl A4
5.350%, 03/20/31 (A)	680,000	686,592
GBX Leasing, Ser 2022-1, Cl A
2.870%, 02/20/52 (A)	732,009	691,596
Goldentree Loan Management US CLO XII, Ser 2024-12A, Cl AJR
5.414%, TSFR3M + 1.530%, 07/20/37 (A)(B)	1,175,000	1,176,655
Gracie Point International Funding, Ser 2025-1A, Cl A
5.815%, SOFR30A + 1.500%, 08/15/28 (A)(B)	1,000,000	999,556
Granite Edvance, Ser 2020-1, Cl A1A
1.550%, 09/25/60	914,362	842,006
Guggenheim MM CLO, Ser 2021-3A, Cl A
5.682%, TSFR3M + 1.812%, 01/21/34 (A)(B)	365,000	364,762
HalseyPoint CLO III, Ser 2024-3A, Cl A1R
5.318%, TSFR3M + 1.480%, 07/30/37 (A)(B)	950,000	952,378
Hilton Grand Vacations Trust, Ser 2025-2A, Cl A
4.540%, 05/25/44 (A)	487,938	489,217
Hlend CLO, Ser 2025-3A, Cl B
5.584%, TSFR3M + 1.700%, 01/20/37 (A)(B)	750,000	750,958
HPEFS Equipment Trust, Ser 2025-1A, Cl B
4.510%, 09/20/32 (A)	1,055,000	1,060,530
Kestrel Aircraft Funding, Ser 2018-1A, Cl A
4.250%, 12/15/38 (A)	82,722	82,647
MCF CLO VIII, Ser 2024-1A, Cl AR
5.834%, TSFR3M + 1.950%, 04/18/36 (A)(B)	950,000	948,861
Mission Lane Credit Card Master Trust, Ser 2025-B, Cl A
5.060%, 09/15/31 (A)	530,000	532,677
Monroe Capital MML CLO XI, Ser 2021-1A, Cl A1
6.015%, TSFR3M + 1.812%, 05/20/33 (A)(B)	794,128	793,525
Nelnet Student Loan Trust, Ser 2014-2A, Cl A3
5.147%, SOFR30A + 0.964%, 07/27/37 (A)(B)	645,844	647,869

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LIMITED DURATION FUND OCTOBER 31, 2025

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Other ABS — continued
NMEF Funding, Ser 2025-B, Cl A2
4.640%, 01/18/33 (A)	$550,000	$551,193
Oak Street Investment Grade Net Lease Fund Series, Ser 2021-2A, Cl A3
2.850%, 11/20/51 (A)	1,602,621	1,334,171
OCP CLO, Ser 2024-24A, Cl A2R
5.434%, TSFR3M + 1.550%, 10/20/37 (A)(B)	950,000	950,286
OWN Equipment Fund I, Ser 2024-2M, Cl A
5.700%, 12/20/32 (A)	382,115	380,309
Pagaya AI Debt Grantor Trust, Ser 2024-11, Cl B
5.637%, 07/15/32 (A)	371,456	373,931
Pagaya AI Debt Grantor Trust, Ser 2024-5, Cl A
6.278%, 10/15/31 (A)	223,199	224,877
Pagaya AI Debt Grantor Trust, Ser 2025-1, Cl B
5.628%, 07/15/32 (A)	334,971	338,030
Pagaya AI Debt Grantor Trust, Ser 2025-2, Cl B
5.329%, 10/15/32 (A)	789,917	794,986
Pagaya AI Debt Grantor Trust, Ser 2025-3, Cl B
6.058%, 12/15/32 (A)	399,919	406,258
Pagaya AI Debt Trust, Ser 2024-2, Cl A
6.319%, 08/15/31 (A)	230,533	231,792
Palmer Square BDC CLO I, Ser 2024-1A, Cl A
5.505%, TSFR3M + 1.600%, 07/15/37 (A)(B)	950,000	951,459
PennantPark CLO XII, Ser 2025-12A, Cl B
5.734%, TSFR3M + 1.850%, 04/20/37 (A)(B)	625,000	624,358
PK Alift Loan Funding VII, Ser 2025-2, Cl A
4.750%, 03/15/43 (A)	500,000	500,920
Rocket Trust, Ser 2025-1A, Cl B
4.990%, 07/25/34 (A)	1,050,000	1,047,501
Silver Point SCF CLO IV, Ser 2024-1A, Cl A1AR
5.625%, TSFR3M + 1.720%, 10/15/36 (A)(B)	950,000	949,845
SLM Student Loan Trust, Ser 2006-10, Cl A6
4.725%, SOFR90A + 0.412%, 03/25/44 (B)	835,104	816,304
SoFi Consumer Loan Program Trust, Ser 2025-3, Cl B
4.670%, 08/15/34 (A)	550,000	550,283

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Other ABS — continued
Spirit Airlines Pass Through Trust, Ser 2015-1A
4.100%, 04/01/28	$890,811	$845,968
TCW CLO, Ser 2025-2A, Cl A1R2
5.154%, TSFR3M + 1.270%, 01/20/38 (A)(B)	1,270,000	1,270,284
Thunderbolt II Aircraft Lease, Ser 2018-A, Cl A
5.960%, 09/15/38 (A)(D)	116,109	116,042
Trinity Rail Leasing, Ser 2020-2A, Cl A2
2.560%, 11/19/50 (A)	500,000	478,567
Trinity Rail Leasing, Ser 2021-1A, Cl B
3.080%, 07/19/51 (A)	575,000	540,175
Twin Brook CLO, Ser 2024-1A, Cl A
5.784%, TSFR3M + 1.900%, 07/20/36 (A)(B)	750,000	750,121
USQ Rail I, Ser 2021-1A, Cl A
2.250%, 02/28/51 (A)	269,795	255,910
Venture 38 CLO, Ser 2025-38A, Cl ARR
4.838%, TSFR3M + 1.000%, 07/30/32 (A)(B)	708,861	708,845
Volofin Finance Designated Activity, Ser 2024-1A, Cl A
5.935%, 06/15/37 (A)	315,520	321,395
Voya CLO, Ser 2018-4, Cl A2RR
5.505%, TSFR3M + 1.600%, 10/15/37 (A)(B)	950,000	950,289
Whitehorse Principal Lending CLO, Ser 2024-1A, Cl A1R
5.685%, TSFR3M + 1.780%, 10/15/36 (A)(B)	1,000,000	999,844
Wingspire Equipment Finance, Ser 2025-1A, Cl A2
4.330%, 09/20/33 (A)	1,140,000	1,138,923
		40,644,018

Total Asset-Backed Securities
(Cost $54,592,560)		54,750,551
U.S. TREASURY OBLIGATIONS — 22.3%

U.S. Treasury Notes
4.625%, 11/15/26	1,715,300	1,730,460
4.375%, 11/30/28	17,582,800	17,968,111
3.875%, 03/31/27	8,360,000	8,384,492
3.875%, 12/31/27	12,105,000	12,174,982
3.875%, 06/15/28	12,243,000	12,329,562

Total U.S. Treasury Obligations
(Cost $52,290,568)		52,587,607

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LIMITED DURATION FUND OCTOBER 31, 2025

MORTGAGE-BACKED SECURITIES — 4.3%

	Face Amount	Value
Non-Agency Mortgage-Backed Obligations — 4.3%
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl C
5.247%, TSFR1M + 1.214%, 09/15/36 (A)(B)	$1,065,711	$1,065,053
BX Commercial Mortgage Trust, Ser 2025-BCAT, Cl A
5.412%, TSFR1M + 1.380%, 08/15/42 (A)(B)	527,057	527,385
BX Trust, Ser 2025-LUNR, Cl B
5.882%, TSFR1M + 1.850%, 06/15/40 (A)(B)	496,904	497,836
Chase Home Lending Mortgage Trust, Ser 2024-2, Cl A4A
6.000%, 02/25/55 (A)(B)	511,832	517,532
Chase Home Lending Mortgage Trust, Ser 2024-5, Cl A6
6.000%, 04/25/55 (A)(B)	544,593	550,454
Citigroup Mortgage Loan Trust, Ser 2024-1, Cl A7A
6.000%, 07/25/54 (A)(B)	360,350	364,717
COLT Mortgage Loan Trust, Ser 2021-2R, Cl A2
1.106%, 07/27/54 (A)	84,675	77,097
Fidelis Mortgage Trust, Ser 2025-RTL1, Cl A2
6.220%, 02/27/40 (A)(B)	950,000	965,406
Fidelis Mortgage Trust, Ser 2025-RTL2, Cl A2
6.060%, 07/25/40 (A)(B)	850,000	855,149
FREMF Mortgage Trust, Ser 2020-K737, Cl C
3.328%, 01/25/53 (A)(B)	525,000	515,990
GS Mortgage-Backed Securities Trust, Ser 2022-PJ2, Cl A7
2.500%, 06/25/52 (A)(B)	697,500	661,589
GS Mortgage-Backed Securities Trust, Ser 2022-PJ3, Cl A7
2.500%, 08/25/52 (A)(B)	646,909	611,792
JP Morgan Mortgage Trust, Ser 2022-4, Cl A12
3.000%, 10/25/52 (A)(B)	691,330	666,468
JP Morgan Mortgage Trust, Ser 2023-2, Cl A4A
5.000%, 07/25/53 (A)(B)	413,115	410,582
Rate Mortgage Trust, Ser 2024-J4, Cl A7
6.000%, 12/25/54 (A)(B)	789,868	798,952
Sequoia Mortgage Trust, Ser 2013-4, Cl B3
3.435%, 04/25/43 (B)	48,387	46,820
Sequoia Mortgage Trust, Ser 2024-5, Cl A11
6.000%, 06/25/54 (A)(B)	291,144	292,002

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
Non-Agency Mortgage-Backed Obligations — continued
SWCH Commercial Mortgage Trust, Ser 2025-DATA, Cl C
6.124%, TSFR1M + 2.092%, 02/15/42 (A)(B)	$625,000	$621,484
Verus Securitization Trust, Ser 2021-1, Cl A2
1.052%, 01/25/66 (A)(B)	117,604	106,186
		10,152,494

Total Mortgage-Backed Securities
(Cost $10,172,816)		10,152,494
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 2.6%

FHLMC
6.000%, 01/01/37	719	743
6.000%, 11/01/37	915	960
5.500%, 07/01/34	562	576
4.000%, 03/01/39	2,098	2,060
FHLMC, Ser 2020-5019, Cl DA
2.000%, 05/25/41	2,108,085	2,019,254
FHLMC, Ser 2020-5036, Cl AB
2.000%, 05/25/41	2,237,707	2,140,713
FNMA
6.000%, 05/01/36	197	209
6.000%, 08/01/36	228	244
5.500%, 07/01/38	1,246	1,290
GNMA
6.000%, 03/15/32	332	348
6.000%, 09/15/33	3,122	3,199
6.000%, 09/15/37	1,344	1,417
5.500%, 06/15/38	635	656
5.000%, 06/15/33	600	614
GNMA, Ser 2022-212, Cl HP
5.000%, 06/20/43	2,073,295	2,068,202

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $6,113,192)		6,240,485
Total Investments in Securities— 98.6%
(Cost $231,271,529)		$232,768,526

Percentages are based on Net Assets of $236,106,681.

(A)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other "accredited investors". The total value of these securities at October 31, 2025 was $71,849,669 and represented 30.4% of Net Assets.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(C)	Perpetual security with no stated maturity date.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LIMITED DURATION FUND OCTOBER 31, 2025

(D)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

See “Glossary” for abbreviations.

As of October 31, 2025, all of the Fund's investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS CORE BOND FUND OCTOBER 31, 2025

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 26.0%

	Face Amount	Value
COMMUNICATION SERVICES — 0.8%
Discovery Communications
4.125%, 05/15/29	$635,000	$614,273
NBN MTN
2.625%, 05/05/31(A)	600,000	550,276
NTT Finance
5.502%, 07/16/35(A)	1,175,000	1,224,818
		2,389,367

CONSUMER DISCRETIONARY — 0.8%
L'Oreal
5.000%, 05/20/35(A)	1,190,000	1,223,935
Mars
2.375%, 07/16/40(A)	540,000	389,372
Paramount Global
6.875%, 04/30/36	1,145,000	1,204,143
		2,817,450

CONSUMER STAPLES — 0.8%
Bunge Finance
2.750%, 05/14/31	1,150,000	1,056,430
JBS USA Holding Lux Sarl
7.250%, 11/15/53	1,000,000	1,132,883
Mondelez International
1.500%, 02/04/31	535,000	463,585
		2,652,898

ENERGY — 2.6%
APA
7.750%, 12/15/29	950,000	1,027,672
Boardwalk Pipelines
4.800%, 05/03/29	480,000	486,413
Diamondback Energy
5.900%, 04/18/64	1,500,000	1,437,200
Eastern Gas Transmission & Storage
3.000%, 11/15/29	560,000	535,961
Energy Transfer
6.625%, US0003M + 4.155%(B)(C)	1,675,000	1,672,424
Expand Energy
4.750%, 02/01/32	1,130,000	1,109,297
Helmerich & Payne
5.500%, 12/01/34	1,200,000	1,181,949
ONEOK
5.650%, 09/01/34	1,280,000	1,318,442
		8,769,358

FINANCIALS — 9.9%
Ally Financial
6.184%, SOFRRATE + 2.290%, 07/26/35(B)	1,440,000	1,490,686
American Express
5.442%, SOFRINDX + 1.320%, 01/30/36(B)	1,293,000	1,345,778

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Ares Finance II
3.250%, 06/15/30(A)	$645,000	$607,499
Arthur J Gallagher
5.150%, 02/15/35	1,090,000	1,100,566
Bain Capital Specialty Finance
5.950%, 03/15/30	1,160,000	1,156,168
Bank of America
5.511%, SOFRRATE + 1.310%, 01/24/36(B)	1,150,000	1,203,967
Bank of Montreal
3.803%, USSW5 + 1.432%, 12/15/32(B)	825,000	811,124
Bank of Nova Scotia
7.350%, H15T5Y + 2.903%, 04/27/85(B)	930,000	971,665
Brown & Brown
6.250%, 06/23/55	1,155,000	1,214,659
Capital One Financial
6.183%, SOFRRATE + 2.036%, 01/30/36(B)	1,940,000	2,021,793
Carlyle Finance Subsidiary
3.500%, 09/19/29(A)	650,000	631,424
CI Financial
3.200%, 12/17/30	910,000	819,609
Citigroup
6.020%, SOFRRATE + 1.830%, 01/24/36(B)	1,150,000	1,203,120
Franklin BSP Capital
7.200%, 06/15/29	1,080,000	1,114,332
Golub Capital BDC
6.000%, 07/15/29	1,280,000	1,299,293
Hercules Capital
6.000%, 06/16/30	1,150,000	1,163,952
HPS Corporate Lending Fund
5.950%, 04/14/32	1,200,000	1,205,897
JPMorgan Chase
4.946%, SOFRRATE + 1.340%, 10/22/35(B)	1,082,000	1,094,110
M&T Bank
5.400%, H15T5Y + 1.430%, 07/30/35(B)	778,000	783,618
Morgan Stanley
5.587%, SOFRRATE + 1.418%, 01/18/36(B)	1,150,000	1,204,380
National Australia Bank
3.347%, H15T5Y + 1.700%, 01/12/37(A)(B)	750,000	684,555
Neuberger Berman Group
4.500%, 03/15/27(A)	970,000	968,764
Oaktree Specialty Lending
6.340%, 02/27/30	1,315,000	1,320,779
PennantPark Floating Rate Capital
4.250%, 04/01/26	650,000	646,905
PNC Financial Services Group
5.373%, SOFRRATE + 1.417%, 07/21/36(B)	1,450,000	1,489,520

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS CORE BOND FUND OCTOBER 31, 2025

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Raymond James Financial
3.750%, 04/01/51	$610,000	$458,429
Santander Holdings USA
6.342%, SOFRRATE + 2.138%, 05/31/35(B)	1,365,000	1,450,891
Sixth Street Specialty Lending
5.625%, 08/15/30	1,320,000	1,334,775
Synchrony Financial
6.000%, SOFRRATE + 2.070%, 07/29/36(B)	845,000	863,983
UBS Group
3.179%, H15T1Y + 1.100%, 02/11/43(A)(B)	555,000	427,621
Wells Fargo
5.244%, SOFRRATE + 1.110%, 01/24/31(B)	1,150,000	1,190,229
		33,280,091

INDUSTRIALS — 2.6%
Ashtead Capital
1.500%, 08/12/26(A)	650,000	635,858
Daimler Truck Finance North America
2.500%, 12/14/31(A)	940,000	835,116
Flowserve
2.800%, 01/15/32	1,407,000	1,251,608
Howmet Aerospace
3.000%, 01/15/29	495,000	478,227
Masco
6.500%, 08/15/32	317,000	348,784
Northern Group Housing
5.605%, 08/15/33(A)	401,960	412,754
Oshkosh
3.100%, 03/01/30	1,550,000	1,470,484
Siemens Funding BV
5.800%, 05/28/55(A)	1,730,000	1,845,915
United Airlines
4.625%, 04/15/29(A)	1,640,000	1,624,290
		8,903,036

INFORMATION TECHNOLOGY — 0.7%
Constellation Software
5.461%, 02/16/34(A)	1,040,000	1,054,857
Microsoft
2.921%, 03/17/52	270,000	182,087
NXP BV
5.550%, 12/01/28	245,000	253,355
Oracle
2.875%, 03/25/31	600,000	546,924
Roper Technologies
2.950%, 09/15/29	420,000	401,139
		2,438,362

MATERIALS — 2.2%
Amrize Finance US
5.400%, 04/07/35(A)	1,765,000	1,822,603

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
MATERIALS — continued
Anglo American Capital
4.500%, 03/15/28(A)	$525,000	$527,027
Berry Global
1.650%, 01/15/27	625,000	604,813
Martin Marietta Materials
2.400%, 07/15/31	865,000	776,788
NewMarket
2.700%, 03/18/31	1,592,000	1,448,500
Rio Tinto Finance USA
5.750%, 03/14/55	1,340,000	1,385,656
Sealed Air
1.573%, 10/15/26(A)	835,000	811,199
		7,376,586

REAL ESTATE — 2.9%
Camp Pendleton & Quantico Housing
6.165%, 10/01/50(A)	400,000	400,121
Extra Space Storage
2.350%, 03/15/32	730,000	634,367
Highwoods Realty
2.600%, 02/01/31	1,390,000	1,233,784
Invitation Homes Operating Partnership
4.875%, 02/01/35	1,135,000	1,123,588
Kilroy Realty
5.875%, 10/15/35	1,560,000	1,575,065
Kite Realty Group
5.500%, 03/01/34	1,280,000	1,320,381
NNN REIT
2.500%, 04/15/30	700,000	648,380
Store Capital
2.700%, 12/01/31	2,000,000	1,754,256
Tanger Properties
2.750%, 09/01/31	1,370,000	1,230,902
		9,920,844

UTILITIES — 2.7%
Alliant Energy
5.750%, H15T5Y + 2.077%, 04/01/56(B)	1,495,000	1,500,068
American Electric Power
6.050%, H15T5Y + 1.940%, 03/15/56(B)	1,606,000	1,626,388
Duke Energy Carolinas NC Storm Funding II
5.070%, 01/01/46	840,000	842,294
Duquesne Light Holdings
2.532%, 10/01/30(A)	540,000	486,446
Entergy Arkansas
5.750%, 06/01/54	1,080,000	1,115,083
Jersey Central Power & Light
2.750%, 03/01/32(A)	670,000	600,971
Monongahela Power
3.550%, 05/15/27(A)	550,000	545,455

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS CORE BOND FUND OCTOBER 31, 2025

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
UTILITIES — continued
NextEra Energy Capital Holdings
1.900%, 06/15/28	$1,230,000	$1,165,508
Southern
6.375%, H15T5Y + 2.069%, 03/15/55(B)	1,190,000	1,271,810
		9,154,023

Total Corporate Obligations
(Cost $87,594,959)		87,702,015
U.S. TREASURY OBLIGATIONS — 23.7%

U.S. Treasury Bonds
4.000%, 11/15/52	2,530,000	2,261,089
3.750%, 08/15/41	310,000	283,311
3.000%, 05/15/45	9,000,000	7,078,008
3.000%, 08/15/52	250,000	184,775
2.875%, 05/15/52	5,467,000	3,942,433
2.250%, 08/15/46	5,599,000	3,778,231
1.875%, 11/15/51	6,814,000	3,900,217
1.250%, 05/15/50	15,080,000	7,492,875
1.125%, 08/15/40	1,070,000	680,913
U.S. Treasury Notes
4.125%, 03/31/32	3,100,000	3,148,559
4.125%, 11/15/32	3,350,000	3,398,549
4.000%, 03/31/30	520,000	526,581
4.000%, 07/31/32	2,120,000	2,135,320
3.875%, 12/31/27	13,575,000	13,653,480
3.875%, 09/30/29	5,569,900	5,613,415
3.750%, 10/31/32	1,170,000	1,160,128
2.750%, 05/31/29	13,000,000	12,614,570
2.625%, 07/31/29	5,640,000	5,438,855
1.375%, 11/15/31	2,880,000	2,504,025

Total U.S. Treasury Obligations
(Cost $82,107,233)		79,795,334
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 22.1%

FHLMC
6.000%, 01/01/53	1,188,118	1,221,887
6.000%, 05/01/53	670,715	689,244
6.000%, 09/01/53	1,133,907	1,169,375
6.000%, 07/01/54	1,820,725	1,862,935
5.500%, 11/01/52	716,507	728,577
5.500%, 01/01/53	1,368,082	1,389,343
5.500%, 04/01/53	2,183,506	2,209,055
5.500%, 12/01/54	1,739,882	1,758,148
5.000%, 12/01/52	693,725	695,276
5.000%, 04/01/53	763,794	763,927
5.000%, 06/01/53	2,409,043	2,404,792
5.000%, 01/01/55	2,399,109	2,396,556
4.500%, 12/01/48	113,688	112,426
4.500%, 09/01/52	651,323	637,346
4.000%, 02/01/47	195,232	189,139
4.000%, 11/01/47	182,406	177,146
4.000%, 11/01/48	66,340	64,187

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — continued

	Face Amount	Value
4.000%, 04/01/52	$1,055,740	$1,007,841
3.500%, 11/01/44	175,954	167,060
3.500%, 04/01/46	111,847	105,666
3.500%, 07/01/47	239,298	225,642
3.500%, 12/01/48	152,242	142,757
3.500%, 04/01/52	849,290	789,543
3.000%, 02/01/45	192,472	177,486
3.000%, 08/01/45	96,329	88,267
3.000%, 02/01/48	116,232	105,298
3.000%, 04/01/50	404,064	362,107
2.500%, 02/01/30	69,027	67,176
2.500%, 01/01/52	1,596,575	1,360,544
2.500%, 04/01/52	1,586,497	1,353,149
2.000%, 08/01/50	902,904	738,217
2.000%, 10/01/50	266,476	218,235
2.000%, 05/01/51	2,240,071	1,817,449
FHLMC, Ser 2024-5438, Cl GL
1.500%, 12/25/50	3,500,000	2,214,244
FHLMC Multifamily Structured Pass Through Certificates, Ser 162, Cl A2
5.150%, 12/25/33(B)	1,000,000	1,054,064
FHLMC Structured Pass-Through Certificates, Ser 2003-54, Cl 4A
4.251%, 02/25/43(B)	43,705	42,169
FNMA
6.500%, 06/01/53	566,803	588,335
6.000%, 12/01/52	509,964	524,174
6.000%, 04/01/53	635,181	655,307
6.000%, 05/01/53	643,589	661,655
6.000%, 06/01/53	739,205	758,107
5.500%, 03/01/53	2,813,163	2,854,406
5.500%, 04/01/53	646,500	657,994
5.500%, 05/01/53	662,893	671,906
5.000%, 12/01/37	461,060	466,110
5.000%, 09/01/52	615,911	616,661
5.000%, 11/01/52	674,681	674,917
5.000%, 01/01/53	627,139	631,797
5.000%, 04/01/53	1,193,436	1,194,998
4.500%, 12/01/37	534,120	533,693
4.500%, 02/01/41	256,286	257,828
4.500%, 03/01/48	165,629	164,392
4.500%, 10/01/52	717,592	702,087
4.500%, 01/01/53	1,081,539	1,061,715
4.500%, 03/01/53	1,802,149	1,764,118
4.500%, 07/01/53	1,770,697	1,730,033
4.000%, 03/01/35	61,631	61,321
4.000%, 01/01/42	211,029	206,601
4.000%, 05/01/49	142,061	137,413
4.000%, 10/01/52	853,497	813,518
3.500%, 02/01/47	207,677	197,203
3.500%, 12/01/47	103,547	97,234
3.500%, 08/01/48	105,151	98,208
3.500%, 03/01/49	207,126	196,369
3.500%, 06/01/49	405,137	378,695
3.500%, 07/01/50	633,029	590,126
3.000%, 10/01/48	171,886	156,927

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS CORE BOND FUND OCTOBER 31, 2025

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — continued

	Face Amount	Value
3.000%, 02/01/50	$1,516,493	$1,349,656
3.000%, 05/01/51	1,119,911	1,009,927
3.000%, 03/01/52	1,152,920	1,030,847
2.500%, 12/01/49	285,495	243,995
2.500%, 09/01/50	591,140	504,839
2.500%, 10/01/50	2,124,775	1,808,200
2.500%, 06/01/51	926,328	797,707
2.500%, 09/01/52	1,931,172	1,640,148
2.000%, 02/01/51	546,928	447,348
2.000%, 04/01/51	1,492,018	1,214,848
2.000%, 01/01/52	1,885,517	1,545,579
2.000%, 02/01/52	1,613,268	1,315,382
2.000%, 03/01/52	3,025,983	2,467,101
FNMA, Ser 2024-56, Cl DL
1.500%, 09/25/51	3,150,000	1,968,119
GNMA
6.000%, 08/20/52	549,902	564,560
5.500%, 12/20/52	802,541	815,855
4.000%, 07/20/48	73,996	71,136
4.000%, 05/20/52	628,188	599,424
3.500%, 06/20/48	437,529	407,704
3.000%, 06/20/51	855,710	769,206
2.500%, 09/20/51	1,918,572	1,661,366
2.000%, 11/20/51	2,031,316	1,690,169

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $75,272,540)		74,533,237
ASSET-BACKED SECURITIES — 12.8%

Automotive — 2.4%
Carmax Auto Owner Trust, Ser 2025-1, Cl B
5.110%, 09/16/30	665,000	678,097
Carvana Auto Receivables Trust, Ser 2025-P3, Cl B
4.480%, 10/10/31	1,250,000	1,244,442
Exeter Select Automobile Receivables Trust, Ser 2025-1, Cl A3
4.690%, 04/15/30	530,000	533,842
GM Financial Consumer Automobile Receivables Trust, Ser 2025-1, Cl B
5.000%, 08/16/30	665,000	677,314
Hertz Vehicle Financing, Ser 2022-5A, Cl B
4.280%, 09/25/28 (A)	650,000	642,054
OCCU Auto Receivables Trust, Ser 2025-1A, Cl A4
4.790%, 01/15/31 (A)	755,000	760,384
Santander Drive Auto Receivables Trust, Ser 2025-1, Cl B
4.880%, 03/17/31	665,000	669,045
Santander Drive Auto Receivables Trust, Ser 2025-2, Cl B
4.870%, 05/15/31	660,000	664,194

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Automotive — continued
SFS Auto Receivables Securitization Trust, Ser 2025-1A, Cl B
5.110%, 02/20/31 (A)	$665,000	$681,869
SFS Auto Receivables Securitization Trust, Ser 2025-2A, Cl B
4.850%, 07/21/31 (A)	710,000	722,890
Toyota Auto Loan Extended Note Trust, Ser 2025-1A, Cl A
4.650%, 05/25/38 (A)	700,000	712,768
		7,986,899

Financials — 0.4%
OWN Equipment Fund II, Ser 2025-1M, Cl B
6.310%, 09/26/33 (A)	1,430,240	1,358,752

Other ABS — 10.0%
ABPCI Direct Lending Fund CLO VI, Ser 2025-6A, Cl BRR
5.558%, TSFR3M + 1.700%, 01/27/37 (A)(B)	770,000	760,767
Affirm Asset Securitization Trust, Ser 2024-X2, Cl B
5.330%, 12/17/29 (A)	600,000	601,029
Antares CLO, Ser 2018-3, Cl A1R
5.474%, TSFR3M + 1.590%, 07/20/36 (A)(B)	1,170,000	1,167,715
Audax Senior Debt CLO XII, Ser 2025-12A, Cl B
5.607%, TSFR3M + 1.750%, 04/22/37 (A)(B)	1,000,000	988,181
Avant Loans Funding Trust, Ser 2025-REV1, Cl A
5.120%, 05/15/34 (A)	775,000	777,428
Barings Private Credit CLO, Ser 2023-1, Cl A1BR
5.805%, TSFR3M + 1.900%, 10/15/36 (A)(B)	1,170,000	1,159,109
Blue Owl Asset Leasing Trust, Ser 2024-1A, Cl B
5.410%, 03/15/30 (A)	710,000	717,579
Business Jet Securities, Ser 2024-1A, Cl A
6.197%, 05/15/39 (A)	965,860	989,900
Centersquare Issuer, Ser 2025-3A, Cl A2
5.000%, 08/25/55 (A)	755,000	738,498
Cologix Data Centers US Issuer, Ser 2021-1A, Cl A2
3.300%, 12/26/51 (A)	580,000	566,630
Goldentree Loan Management US CLO XII, Ser 2024-12A, Cl AJR
5.414%, TSFR3M + 1.530%, 07/20/37 (A)(B)	1,425,000	1,427,008

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS CORE BOND FUND OCTOBER 31, 2025

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Other ABS — continued
Granite Edvance, Ser 2020-1, Cl A1A
1.550%, 09/25/60	$1,142,952	$1,052,508
HalseyPoint CLO III, Ser 2024-3A, Cl A1R
5.318%, TSFR3M + 1.480%, 07/30/37 (A)(B)	1,170,000	1,172,928
Kestrel Aircraft Funding, Ser 2018-1A, Cl A
4.250%, 12/15/38 (A)	111,119	111,019
MCF CLO VIII, Ser 2024-1A, Cl AR
5.834%, TSFR3M + 1.950%, 04/18/36 (A)(B)	1,000,000	998,801
Mission Lane Credit Card Master Trust, Ser 2025-B, Cl A
5.060%, 09/15/31 (A)	725,000	728,662
Monroe Capital MML CLO XI, Ser 2021-1A, Cl A1
6.015%, TSFR3M + 1.812%, 05/20/33 (A)(B)	846,134	845,491
Oak Street Investment Grade Net Lease Fund Series, Ser 2021-2A, Cl A3
2.850%, 11/20/51 (A)	1,741,979	1,450,186
OCP CLO, Ser 2024-24A, Cl A2R
5.434%, TSFR3M + 1.550%, 10/20/37 (A)(B)	1,170,000	1,170,352
OWN Equipment Fund I, Ser 2024-2M, Cl A
5.700%, 12/20/32 (A)	509,487	507,079
Pagaya AI Debt Grantor Trust, Ser 2024-11, Cl B
5.637%, 07/15/32 (A)	456,361	459,401
Pagaya AI Debt Grantor Trust, Ser 2025-1, Cl B
5.628%, 07/15/32 (A)	449,962	454,070
Pagaya AI Debt Grantor Trust, Ser 2025-2, Cl B
5.329%, 10/15/32 (A)	999,895	1,006,311
Pagaya AI Debt Grantor Trust, Ser 2025-3, Cl B
6.058%, 12/15/32 (A)	599,879	609,386
Palmer Square BDC CLO I, Ser 2024-1A, Cl A
5.505%, TSFR3M + 1.600%, 07/15/37 (A)(B)	1,000,000	1,001,536
PennantPark CLO XII, Ser 2025-12A, Cl B
5.734%, TSFR3M + 1.850%, 04/20/37 (A)(B)	875,000	874,101
PHEAA Student Loan Trust, Ser 2016-2A, Cl B
5.797%, SOFR30A + 1.614%, 11/25/65 (A)(B)	1,050,000	1,038,286

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Other ABS — continued
PK Alift Loan Funding VII, Ser 2025-2, Cl A
4.750%, 03/15/43 (A)	$750,000	$751,381
SLM Student Loan Trust, Ser 2006-10, Cl A6
4.725%, SOFR90A + 0.412%, 03/25/44 (B)	1,004,294	981,685
Spirit Airlines Pass Through Trust, Ser 2015-1A
4.100%, 04/01/28	964,923	916,349
Store Master Funding I-VII, XIV, XIX, XX, XXIV and XXII, Ser 2024-1A, Cl A2
5.700%, 05/20/54 (A)	992,500	1,016,073
Thunderbolt II Aircraft Lease, Ser 2018-A, Cl A
5.960%, 09/15/38 (A)(D)	155,586	155,496
Trinity Rail Leasing, Ser 2018-1A, Cl A2
4.620%, 06/17/48 (A)	600,000	595,104
Trinity Rail Leasing, Ser 2021-1A, Cl B
3.080%, 07/19/51 (A)	825,000	775,033
Trinity Rail Leasing, Ser 2025-1A, Cl B
5.300%, 10/19/55 (A)	825,000	821,264
Twin Brook CLO, Ser 2024-1A, Cl A
5.784%, TSFR3M + 1.900%, 07/20/36 (A)(B)	800,000	800,129
Vantage Data Centers, Ser 2025-1A, Cl A2
5.132%, 08/15/55 (A)	750,000	754,649
Verizon Master Trust, Ser 2025-8, Cl B
4.410%, 08/22/33 (A)	800,000	796,001
Volofin Finance Designated Activity, Ser 2024-1A, Cl A
5.935%, 06/15/37 (A)	385,636	392,816
Voya CLO, Ser 2018-4, Cl A2RR
5.505%, TSFR3M + 1.600%, 10/15/37 (A)(B)	1,170,000	1,170,356
Willis Engine Structured Trust VIII, Ser 2025-A, Cl A
5.582%, 06/15/50 (A)	592,989	600,910
		33,901,207

Total Asset-Backed Securities
(Cost $43,039,935)		43,246,858

MORTGAGE-BACKED SECURITIES — 9.7%

Non-Agency Mortgage-Backed Obligations — 9.7%
BANK, Ser 2025-BNK50, Cl A5
5.652%, 05/15/68 (B)	700,000	743,731
BFLD Trust, Ser 2025-FPM, Cl A
5.011%, 10/10/40 (A)(B)	750,000	758,049

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS CORE BOND FUND OCTOBER 31, 2025

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
Non-Agency Mortgage-Backed Obligations — continued
BSTN Commercial Mortgage Trust, Ser 2025-HUB, Cl A
5.062%, 04/13/41 (A)(B)	$750,000	$754,652
BWAY Trust, Ser 2025-1535, Cl A
6.309%, 05/05/42 (A)(B)	600,000	621,801
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl C
5.247%, TSFR1M + 1.214%, 09/15/36 (A)(B)	1,157,750	1,157,035
BX Commercial Mortgage Trust, Ser 2025-BCAT, Cl A
5.412%, TSFR1M + 1.380%, 08/15/42 (A)(B)	723,505	723,956
Chase Home Lending Mortgage Trust, Ser 2024-4, Cl A4
6.000%, 03/25/55 (A)(B)	844,183	853,752
Chase Home Lending Mortgage Trust, Ser 2025-1, Cl A4
6.000%, 11/25/55 (A)(B)	809,032	820,149
Citigroup Mortgage Loan Trust, Ser 2024-1, Cl A3A
6.000%, 07/25/54 (A)(B)	665,788	675,333
COLT Mortgage Loan Trust, Ser 2022-4, Cl A1
4.301%, 03/25/67 (A)(B)	679,763	677,362
CSMC Trust, Ser 2013-IVR3, Cl A2
3.000%, 05/25/43 (A)(B)	116,167	106,001
CSMC Trust, Ser 2015-2, Cl A18
3.500%, 02/25/45 (A)(B)	103,933	95,843
Fidelis Mortgage Trust, Ser 2025-RTL1, Cl A2
6.220%, 02/27/40 (A)(B)	1,300,000	1,321,082
Fidelis Mortgage Trust, Ser 2025-RTL2, Cl A2
6.060%, 07/25/40 (A)(B)	1,200,000	1,207,269
First Republic Mortgage Trust, Ser 2020-1, Cl A5
2.882%, 04/25/50 (A)(B)	343,684	341,520
FREMF Mortgage Trust, Ser 2019-K101, Cl B
3.528%, 10/25/52 (A)(B)	700,000	671,201
GMAC Commercial Mortgage Asset, Ser 2010-FTLS, Cl A
6.363%, 02/10/47 (A)(E)	219,339	233,588
GS Mortgage Securities Trust, Ser 2020-GSA2, Cl A3
1.560%, 12/12/53	341,918	316,545
GS Mortgage Securities Trust, Ser 2024-RVR, Cl A
5.198%, 08/10/41 (A)(B)	1,150,000	1,167,321
GS Mortgage-Backed Securities Trust, Ser 2021-PJ1, Cl A8
2.500%, 05/28/52 (A)(B)	1,025,394	910,493

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
Non-Agency Mortgage-Backed Obligations — continued
GS Mortgage-Backed Securities Trust, Ser 2022-MM1, Cl A8
2.500%, 07/25/52 (A)(B)	$1,348,642	$1,204,855
GS Mortgage-Backed Securities Trust, Ser 2022-PJ3, Cl A4
2.500%, 08/25/52 (A)(B)	1,179,364	986,843
JP Morgan Mortgage Trust, Ser 2022-2, Cl A4A
2.500%, 08/25/52 (A)(B)	939,129	838,044
JP Morgan Mortgage Trust, Ser 2022-3, Cl A4A
2.500%, 08/25/52 (A)(B)	1,377,960	1,226,653
JP Morgan Mortgage Trust, Ser 2022-4, Cl A4
3.000%, 10/25/52 (A)(B)	1,447,090	1,315,268
OBX Trust, Ser 2025-J3, Cl A3
4.500%, 10/25/55 (A)(B)	1,687,995	1,663,269
Provident Funding Mortgage Trust, Ser 2025-1, Cl A3
5.500%, 02/25/55 (A)(B)	860,918	864,717
Provident Funding Mortgage Trust, Ser 2025-2, Cl A2
5.500%, 06/25/55 (A)(B)	1,247,307	1,255,542
Rate Mortgage Trust, Ser 2022-J1, Cl A9
2.500%, 01/25/52 (A)(B)	1,052,672	939,041
Rate Mortgage Trust, Ser 2024-J4, Cl A1
6.000%, 12/25/54 (A)(B)	1,092,401	1,112,865
Rate Mortgage Trust, Ser 2025-J1, Cl A4
6.000%, 03/25/55 (A)(B)	865,371	878,222
Rocket Mortgage Trust, Ser 2021-5, Cl A1
2.500%, 11/25/51 (A)(B)	1,089,210	913,448
Rocket Mortgage Trust, Ser 2022-1, Cl A1
2.500%, 01/25/52 (A)(B)	1,182,444	990,839
Rocket Mortgage Trust, Ser 2022-3, Cl A5
3.000%, 05/25/52 (A)(B)	1,453,354	1,315,169
Seasoned Credit Risk Transfer Trust, Ser 2018-4, Cl MV
3.500%, 03/25/58	578,267	550,920
Sequoia Mortgage Trust, Ser 2015-1, Cl A1
3.500%, 01/25/45 (A)(B)	20,245	18,883
Sequoia Mortgage Trust, Ser 2015-2, Cl A1
3.500%, 05/25/45 (A)(B)	39,287	36,251
Sequoia Mortgage Trust, Ser 2015-4, Cl A1
3.000%, 11/25/30 (A)(B)	23,747	23,232
Sequoia Mortgage Trust, Ser 2024-7, Cl A2
6.000%, 08/25/54 (A)(B)	767,235	777,773

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS CORE BOND FUND OCTOBER 31, 2025

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
Non-Agency Mortgage-Backed Obligations — continued
SWCH Commercial Mortgage Trust, Ser 2025-DATA, Cl C
6.124%, TSFR1M + 2.092%, 02/15/42 (A)(B)	$875,000	$870,078
Wells Fargo Commercial Mortgage Trust, Ser 2025-5C5, Cl A3
5.590%, 07/15/58	735,000	767,974
		32,706,569

Total Mortgage-Backed Securities
(Cost $33,172,816)		32,706,569
MUNICIPAL BONDS — 3.7%

Colorado Housing and Finance Authority, Ser 2023-M1, RB
5.619%, 11/01/38	845,000	859,061
Colorado Housing and Finance Authority, Ser L1, RB
4.926%, 11/01/32	500,000	512,725
Denver City & County, Housing Authority, Ser 2021-B, RB
3.104%, 02/01/39	300,000	246,073
District of Columbia, University Refunding, Ser 2025-B, RB
5.751%, 04/01/35	1,375,000	1,472,399
Grand Parkway Transportation, Ser 2020-B, RB
3.216%, 10/01/49	640,000	466,704
Hawaii State, Department of Business Economic Development & Tourism, Ser 2014-A-2, RB
3.242%, 01/01/31	71,569	70,487
Idaho State, Housing & Finance Association, Ser 2023-D-1, RB
5.713%, 07/01/38	760,000	778,130
Indiana State, Housing & Community Development Authority, Ser 2024-B-3, RB
5.932%, 07/01/44	1,000,000	1,017,574
Iowa State, Student Loan Liquidity, Ser A, RB
5.426%, 12/01/35	1,710,000	1,746,637
Maryland Department of Housing & Community Development, Ser 2024-B, RB
5.991%, 09/01/44	750,000	761,351
Massachusetts State, Housing Finance Agency, Ser 2020-B, RB
3.350%, 12/01/40	145,000	118,506
Michigan State, Housing Development Authority, Ser 2023-C, RB
5.816%, 12/01/38	895,000	914,030
Minnesota State, Housing Finance Agency, Ser 2024-V, RB
5.925%, 07/01/49	750,000	752,077

MUNICIPAL BONDS — continued

	Face Amount	Value
Minnesota State, Housing Finance Agency, Ser 2023-P, RB
5.726%, 07/01/33	$375,000	$397,291
New York City, Housing Development, Ser 2021-D, RB
3.083%, 11/01/46	900,000	647,036
New York State, Mortgage Agency, Ser 241, RB
2.930%, 10/01/46	700,000	482,200
Rhode Island State, Housing and Mortgage Finance, Ser 2020-1-T, RB
2.993%, 10/01/38	540,000	425,944
Virginia State, Housing Development Authority, Ser 2020-C, RB
2.829%, 04/01/41	500,000	387,241
Washington State, Housing Finance Commission, Ser 2023-2T, RB
5.738%, 12/01/38	550,000	562,441

Total Municipal Bonds
(Cost $13,300,006)		12,617,907

Total Investments in Securities— 98.0%
(Cost $334,487,489)		$330,601,920

Percentages are based on Net Assets of $337,500,381.

(A)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other "accredited investors". The total value of these securities at October 31, 2025 was $84,467,657 and represented 25.0% of Net Assets.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(C)	Perpetual security with no stated maturity date.
(D)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(E)	Level 3 security in accordance with fair value hierarchy.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS CORE BOND FUND OCTOBER 31, 2025

The following is a summary of the level of inputs used as of October 31, 2025, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Obligations	$—	$87,702,015	$—	$87,702,015
U.S. Treasury Obligations	—	79,795,334	—	79,795,334
U.S. Government Agency Mortgage- Backed Obligations	—	74,533,237	—	74,533,237
Asset-Backed Securities	—	43,246,858	—	43,246,858
Mortgage-Backed Securities	—	32,472,981	233,588	32,706,569
Municipal Bonds	—	12,617,907	—	12,617,907
Total Investments in Securities	$—	$330,368,332	$233,588	$330,601,920

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LONG/SHORT EQUITY FUND OCTOBER 31, 2025

SCHEDULE OF INVESTMENTS

COMMON STOCK — 69.8%

	Shares	Value
COMMUNICATION SERVICES — 4.7%
Fox (A)	55,177	$3,567,193
Live Nation Entertainment *(A)	16,170	2,417,900
Meta Platforms, Cl A (A)	1,627	1,054,866
Omnicom Group (A)	18,352	1,376,767
		8,416,726

CONSUMER DISCRETIONARY — 9.4%
Airbnb, Cl A *(A)	13,940	1,763,968
Best Buy (A)	18,738	1,539,139
Dick's Sporting Goods	1,786	395,510
eBay (A)	32,692	2,658,187
Expedia Group (A)	15,600	3,432,000
Lululemon Athletica *	3,575	609,680
Ralph Lauren, Cl A (A)	5,782	1,848,274
Tapestry (A)	29,399	3,228,598
TopBuild *	3,228	1,363,765
		16,839,121

CONSUMER STAPLES — 2.5%
Coca-Cola Consolidated	12,603	1,643,179
Dollar Tree *	25,256	2,503,375
General Mills	7,371	343,562
		4,490,116

ENERGY — 2.9%
Cheniere Energy	3,496	741,152
Coterra Energy (A)	12,403	293,455
EOG Resources	10,923	1,156,091
Halliburton	64,955	1,743,392
Schlumberger	37,488	1,351,817
		5,285,907

FINANCIALS — 13.5%
Ameriprise Financial (A)	6,902	3,125,019
Bank of America	16,109	861,026
Berkshire Hathaway, Cl B *(A)	10,328	4,932,033
Charles Schwab	8,549	808,051
Corebridge Financial	20,042	652,567
Corpay *	7,897	2,055,984
Equitable Holdings	43,399	2,143,911
Fidelity National Financial	13,000	718,120
JPMorgan Chase (A)	3,855	1,199,368
PayPal Holdings *	23,533	1,630,131
Robinhood Markets, Cl A *	9,903	1,453,562
Synchrony Financial (A)	40,322	2,999,150
Unum Group	5,650	414,823
Wells Fargo	14,115	1,227,582
		24,221,327

HEALTH CARE — 13.0%
Cardinal Health (A)	21,881	4,174,238
Exelixis *	52,330	2,023,601
Gilead Sciences	30,088	3,604,242
Hologic *	50,628	3,741,916
Incyte *	29,211	2,730,644
Royalty Pharma PLC, Cl A (A)	95,039	3,567,764
United Therapeutics *(A)	7,557	3,366,114
		23,208,519

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — 0.5%
Booz Allen Hamilton Holding, Cl A	9,787	$853,035

INFORMATION TECHNOLOGY — 20.1%
Akamai Technologies *(A)	24,798	1,862,330
Check Point Software Technologies *(A)	8,719	1,706,134
Cisco Systems (A)	50,063	3,660,106
Dell Technologies, Cl C	14,969	2,425,127
DocuSign, Cl A *(A)	7,721	564,714
Flex *	59,144	3,697,683
Gen Digital	30,575	805,957
International Business Machines (A)	6,332	1,946,520
Jabil	15,874	3,506,408
Lam Research	6,861	1,080,333
Logitech International (A)	25,912	3,123,951
NetApp (A)	28,748	3,385,939
QUALCOMM (A)	16,187	2,928,228
Skyworks Solutions	15,826	1,229,997
Wix.com *	1,976	287,587
Zoom Video Communications, Cl A *(A)	42,282	3,688,259
		35,899,273

MATERIALS — 2.1%
Anglogold Ashanti PLC	9,192	625,056
CF Industries Holdings (A)	37,457	3,119,794
		3,744,850

UTILITIES — 1.1%
NRG Energy	7,313	1,256,812
Talen Energy *	1,948	778,772
		2,035,584

Total Common Stock
(Cost $102,139,825)		124,994,458
Total Investments in Securities— 69.8%
(Cost $102,139,825)		$124,994,458

SECURITIES SOLD SHORT COMMON STOCK — (24.6)%
	Shares	Value
COMMUNICATION SERVICES — (0.4)%
Reddit, Cl A *	(3,175)	(663,416)

CONSUMER DISCRETIONARY — (3.3)%
Amer Sports *	(85,910)	(2,682,969)
MakeMyTrip *	(4,559)	(364,720)
Tesla *	(6,433)	(2,937,051)
		(5,984,740)

CONSUMER STAPLES — (1.4)%
Celsius Holdings *	(26,987)	(1,625,427)
McCormick	(14,897)	(955,791)
		(2,581,218)

HEALTH CARE — (1.7)%
Cooper *	(42,430)	(2,966,281)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LONG/SHORT EQUITY FUND OCTOBER 31, 2025

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — (2.4)%
FTAI Aviation	(9,079)	$(1,569,759)
Rocket Lab *	(11,960)	(753,241)
Watsco	(5,482)	(2,017,431)
		(4,340,431)

INFORMATION TECHNOLOGY — (12.9)%
Advanced Micro Devices *	(7,313)	(1,873,006)
Astera Labs *	(4,441)	(829,046)
Coherent *	(11,212)	(1,479,535)
Credo Technology Group Holding *	(6,124)	(1,148,985)
Crowdstrike Holdings, Cl A *	(1,970)	(1,069,730)
Datadog, Cl A *	(3,479)	(566,416)
Fair Isaac *	(567)	(940,953)
First Solar *	(8,149)	(2,175,294)
HubSpot *	(5,008)	(2,463,535)
Marvell Technology	(18,150)	(1,701,381)
Microchip Technology	(30,362)	(1,895,196)
MicroStrategy, Cl A *	(4,702)	(1,267,236)
Roper Technologies	(3,252)	(1,450,880)
Samsara, Cl A *	(75,204)	(3,020,945)
Snowflake, Cl A *	(4,219)	(1,159,719)
		(23,041,857)

MATERIALS — (1.8)%
International Paper	(65,521)	(2,531,731)
Smurfit WestRock PLC	(16,355)	(603,827)
		(3,135,558)

UTILITIES — (0.7)%
Constellation Energy	(3,275)	(1,234,675)

Total Common Stock
(Proceeds $42,865,517)		(43,948,176)

EXCHANGE-TRADED FUNDS — (17.0)%
	Shares	Value
EQUITY FUND — (17.0)%
ARK Fintech Innovation ETF*	(46,597)	(2,637,856)
ARK Next Generation Internet ETF*	(7,746)	(1,370,268)
iShares Russell 1000 ETF	(23,165)	(8,656,992)
iShares Russell 2000 Value ETF	(71,840)	(12,725,019)
SPDR Portfolio S&P 500 Value ETF	(91,589)	(5,127,152)
		(30,517,287)

Total Exchange-Traded Funds
(Proceeds $30,761,802)		(30,517,287)

Total Securities Sold Short— (41.6)%
(Proceeds $73,627,319)		$(74,465,463)

Percentages are based on Net Assets of $179,011,194.

*	Non-income producing security.
(A)	This security or a partial position of this security has been committed as collateral for securities sold short.

See “Glossary” for abbreviations.

As of October 31, 2025, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LARGE CAP VALUE FUND OCTOBER 31, 2025

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.8%#

	Shares	Value
COMMUNICATION SERVICES — 5.8%
AT&T	272,366	$6,741,058
Comcast, Cl A	83,601	2,327,034
Meta Platforms, Cl A	1,622	1,051,624
Verizon Communications	106,323	4,225,276
Walt Disney	24,487	2,757,726
		17,102,718

CONSUMER DISCRETIONARY — 5.7%
General Motors	87,367	6,036,186
Lennar, Cl A	30,792	3,811,126
Lowe's	13,657	3,252,141
TJX	25,434	3,564,321
		16,663,774

CONSUMER STAPLES — 8.3%
Casey's General Stores	6,826	3,503,035
Coca-Cola	16,872	1,162,481
Colgate-Palmolive	42,624	3,284,179
Dollar General	40,213	3,967,414
Monster Beverage *	65,420	4,372,019
Procter & Gamble	32,553	4,894,995
Walmart	31,938	3,231,487
		24,415,610

ENERGY — 12.1%
Baker Hughes, Cl A	86,742	4,199,180
Cheniere Energy	14,218	3,014,216
Chevron	36,398	5,740,692
ConocoPhillips	40,104	3,563,642
Exxon Mobil	94,535	10,811,023
Kinder Morgan	152,544	3,995,127
Valero Energy	25,519	4,327,002
		35,650,882

FINANCIALS — 25.1%
Allstate	20,974	4,016,941
American Express	7,763	2,800,347
American International Group	55,324	4,368,383
Axis Capital Holdings	35,669	3,340,759
Bank of America	234,846	12,552,519
Berkshire Hathaway, Cl B *	11,172	5,335,077
Capital One Financial	14,332	3,152,897
Citigroup	78,998	7,996,967
First Horizon	89,540	1,912,574
Goldman Sachs Group	8,443	6,664,651
Hartford Financial Services Group	14,019	1,740,879
JPMorgan Chase	21,317	6,632,145
Morgan Stanley	13,349	2,189,236
Popular	18,826	2,098,534
Prudential Financial	37,187	3,867,448
Visa, Cl A	3,879	1,321,730
Wells Fargo	41,890	3,643,173
		73,634,260

HEALTH CARE — 6.6%
Boston Scientific *	33,426	3,366,667
Cencora, Cl A	15,790	5,334,020
Gilead Sciences	41,240	4,940,139
Quest Diagnostics	22,865	4,023,097

COMMON STOCK — continued

	Shares	Value
HEALTH CARE— continued
STERIS PLC	7,009	$1,652,021
		19,315,944

INDUSTRIALS — 7.4%
3M	28,674	4,774,221
AECOM	30,951	4,158,267
CSX	90,175	3,248,104
Cummins	10,091	4,416,629
Emerson Electric	12,442	1,736,530
United Rentals	2,118	1,845,159
Waste Management	7,446	1,487,487
		21,666,397

INFORMATION TECHNOLOGY — 12.0%
Cisco Systems	67,697	4,949,328
Hewlett Packard Enterprise	148,778	3,633,159
Intel *	48,776	1,950,552
International Business Machines	19,491	5,991,728
Micron Technology	29,716	6,649,549
Microsoft	4,008	2,075,382
Motorola Solutions	4,941	2,009,554
QUALCOMM	9,282	1,679,114
Seagate Technology Holdings PLC	3,934	1,006,632
Texas Instruments	24,521	3,959,161
Western Digital	8,165	1,226,465
		35,130,624

MATERIALS — 3.2%
Linde PLC	6,672	2,790,898
Newmont	29,284	2,371,125
Pan American Silver	52,000	1,830,920
Steel Dynamics	16,490	2,585,632
		9,578,575

REAL ESTATE — 4.7%
Kilroy Realty ‡	67,647	2,858,086
Omega Healthcare Investors ‡	96,366	4,050,263
Realty Income ‡	58,216	3,375,364
Welltower ‡	19,912	3,604,868
		13,888,581

UTILITIES — 6.9%
Entergy	61,997	5,957,292
FirstEnergy	104,934	4,809,125
Fortis	75,461	3,790,406
National Fuel Gas	34,000	2,682,940
NRG Energy	17,551	3,016,315
		20,256,078

Total Common Stock
(Cost $231,202,505)		287,303,443

Total Investments in Securities— 97.8%
(Cost $231,202,505)		$287,303,443

Percentages are based on Net Assets of $293,868,908.

#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.
‡	Real Estate Investment Trust.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LARGE CAP VALUE FUND OCTOBER 31, 2025

As of October 31, 2025, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LARGE CAP GROWTH FUND OCTOBER 31, 2025

SCHEDULE OF INVESTMENTS

COMMON STOCK — 99.0%#

	Shares	Value
COMMUNICATION SERVICES — 12.4%
Alphabet, Cl A	42,523	$11,957,043
Alphabet, Cl C	36,254	10,217,102
Meta Platforms, Cl A	14,676	9,515,184
Netflix *	2,792	3,123,857
Spotify Technology *	878	575,371
		35,388,557

CONSUMER DISCRETIONARY — 6.0%
AutoZone *	485	1,782,099
Darden Restaurants	8,522	1,535,238
DoorDash, Cl A *	5,327	1,355,029
Tesla *	19,067	8,705,229
TJX	16,115	2,258,356
Viking Holdings *	22,629	1,376,975
		17,012,926

CONSUMER STAPLES — 4.4%
Coca-Cola	38,053	2,621,852
Costco Wholesale	2,952	2,690,600
Monster Beverage *	15,077	1,007,596
Procter & Gamble	16,992	2,555,087
Walmart	35,900	3,632,362
		12,507,497

ENERGY — 0.5%
Cheniere Energy	6,941	1,471,492

FINANCIALS — 12.1%
Allstate	6,462	1,237,602
American Express	6,701	2,417,252
Bank of New York Mellon	21,779	2,350,607
Berkshire Hathaway, Cl B *	9,892	4,723,826
Evercore, Cl A	2,276	670,419
Goldman Sachs Group	3,750	2,960,137
JPMorgan Chase	17,232	5,361,220
Mastercard, Cl A	6,621	3,654,726
Progressive	11,529	2,374,974
SoFi Technologies *	67,681	2,008,772
Toast, Cl A *	29,288	1,058,468
Visa, Cl A	16,274	5,545,203
		34,363,206
HEALTH CARE — 3.4%
Boston Scientific *	22,976	2,314,143
Gilead Sciences	12,246	1,466,948
Insulet *	4,512	1,412,301
Intuitive Surgical *	4,225	2,257,333
Stryker	6,517	2,321,616
		9,772,341

INDUSTRIALS — 8.9%
API Group *	20,817	766,482
ATI *	14,823	1,467,032
Builders FirstSource *	8,021	931,799
Caterpillar	5,457	3,150,108
Cummins	4,946	2,164,765
Deere	1,169	539,645
Eaton PLC	1,865	711,610
EMCOR Group	2,315	1,564,431

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS— continued
GE Vernova	3,100	$1,813,934
General Electric	11,568	3,573,934
Mueller Industries	15,346	1,624,681
Uber Technologies *	31,432	3,033,188
United Rentals	1,755	1,528,921
Waste Management	12,126	2,422,411
		25,292,941

INFORMATION TECHNOLOGY — 47.4%
Accenture PLC, Cl A	3,228	807,323
Adobe *	4,388	1,493,280
Advanced Micro Devices *	11,169	2,860,604
Apple	101,485	27,438,499
AppLovin, Cl A *	1,536	978,939
Arista Networks *	11,890	1,874,934
Broadcom	34,658	12,810,636
Cloudflare, Cl A *	5,420	1,372,886
CyberArk Software *	3,438	1,790,442
Intuit	3,438	2,295,037
KLA	2,037	2,462,203
Lam Research	7,714	1,214,646
Microsoft	53,291	27,594,613
NVIDIA	158,783	32,151,970
ON Semiconductor *	23,890	1,196,411
Oracle	10,929	2,870,065
Palantir Technologies, Cl A *	13,722	2,750,849
Palo Alto Networks *	9,882	2,176,412
Salesforce	11,673	3,039,766
ServiceNow *	1,356	1,246,544
Snowflake, Cl A *	4,962	1,363,955
Texas Instruments	9,813	1,584,407
Twilio, Cl A *	11,100	1,497,168
		134,871,589

MATERIALS — 1.2%
Amrize LTD *	24,718	1,281,381
Ecolab	8,616	2,209,143
		3,490,524

REAL ESTATE — 1.8%
Simon Property Group ‡	9,954	1,749,515
Welltower ‡	18,030	3,264,151
		5,013,666

UTILITIES — 0.9%
Entergy	12,757	1,225,820
Vistra	7,611	1,433,152
		2,658,972

Total Common Stock
(Cost $157,539,151)		281,843,711

Total Investments in Securities— 99.0%
(Cost $157,539,151)		$281,843,711

Percentages are based on Net Assets of $284,733,867.

#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.
‡	Real Estate Investment Trust.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LARGE CAP GROWTH FUND OCTOBER 31, 2025

See “Glossary” for abbreviations.

As of October 31, 2025, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS SMALL CAP FUND OCTOBER 31, 2025

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.6%

	Shares	Value
COMMUNICATION SERVICES — 1.2%
IMAX *	64,948	$2,110,161

CONSUMER DISCRETIONARY — 9.9%
Boot Barn Holdings *	11,762	2,230,663
Cheesecake Factory	33,581	1,672,334
Garrett Motion	130,924	2,217,852
Laureate Education, Cl A *	23,964	695,675
National Vision Holdings *	36,145	930,734
Phinia	45,499	2,361,853
Shake Shack, Cl A *	19,661	1,897,483
Six Flags Entertainment *	55,908	1,284,766
TRI Pointe Group *	58,114	1,850,931
Warby Parker, Cl A *	75,768	1,484,295
		16,626,586

CONSUMER STAPLES — 2.3%
Dole PLC	115,397	1,470,158
United Natural Foods *	62,776	2,363,516
		3,833,674

ENERGY — 5.6%
Civitas Resources	31,493	907,943
Excelerate Energy, Cl A	66,117	1,713,091
International Seaways	44,281	2,268,516
Liberty Energy, Cl A	122,833	2,224,506
PBF Energy, Cl A	49,902	1,705,151
Uranium Energy *	38,877	588,209
		9,407,416

FINANCIALS — 19.0%
Bowhead Specialty Holdings *	44,892	1,075,612
Bread Financial Holdings	31,145	1,951,234
Enterprise Financial Services	37,408	1,959,057
Essent Group	15,379	931,506
Fidelis Insurance Holdings	68,164	1,225,589
First Financial	27,721	1,478,084
FirstCash Holdings	14,006	2,219,951
Hamilton Insurance Group, Cl B *	84,909	2,009,796
Hancock Whitney	39,829	2,274,634
Metropolitan Bank Holding	26,534	1,758,408
Moelis, Cl A	14,217	900,363
OFG Bancorp	48,718	1,883,438
Old Second Bancorp	123,274	2,212,768
Piper Sandler	8,084	2,580,898
Popular	10,353	1,154,049
Priority Technology Holdings *	241,761	1,682,656
UMB Financial	19,226	2,054,875
Valley National Bancorp	233,025	2,532,982
		31,885,900

HEALTH CARE — 15.8%
Adaptive Biotechnologies *	128,192	2,225,413
ARS Pharmaceuticals *	121,461	1,088,291
Axsome Therapeutics *	18,443	2,489,621
Bioventus, Cl A *	270,646	1,772,731
Denali Therapeutics *	45,293	737,370
Guardant Health *	22,470	2,090,159
Ideaya Biosciences *	31,013	988,074
COMMON STOCK — continued

	Shares	Value
HEALTH CARE— continued
Kymera Therapeutics *	17,030	$1,053,135
Madrigal Pharmaceuticals *	3,480	1,457,772
Merit Medical Systems *	24,707	2,162,851
Merus *	12,279	1,164,786
Mirum Pharmaceuticals *	18,182	1,320,922
Newamsterdam Pharma *	30,362	1,152,238
RadNet *	40,192	3,054,190
REVOLUTION Medicines *	11,356	668,187
Twist Bioscience *	20,875	686,579
Vericel *	32,276	1,131,597
Viridian Therapeutics *	53,705	1,269,049
		26,512,965

INDUSTRIALS — 14.6%
Blue Bird *	15,992	798,960
Brink's	24,794	2,756,101
Copa Holdings, Cl A	17,225	2,156,742
GATX	2,431	381,302
Granite Construction	24,272	2,497,832
IES Holdings *	7,395	2,897,953
John Bean Technologies	3,522	444,124
Limbach Holdings *	15,659	1,479,462
LSI Industries	98,567	2,256,199
Maximus	25,229	2,097,034
SkyWest *	20,966	2,106,664
Standex International	10,614	2,475,503
Willis Lease Finance	13,223	1,697,569
Zurn Elkay Water Solutions	11,042	520,189
		24,565,634

INFORMATION TECHNOLOGY — 13.9%
ACI Worldwide *	40,261	1,917,631
Amkor Technology	61,017	1,969,629
Applied Digital *	14,755	511,408
Belden	21,401	2,607,712
DigitalOcean Holdings *	67,422	2,741,378
Fastly, Cl A *	153,084	1,269,066
Intapp *	35,405	1,358,844
LiveRamp Holdings *	56,896	1,555,537
Semtech *	17,886	1,213,744
SoundHound AI, Cl A *	67,046	1,181,351
TTM Technologies *	32,087	2,156,247
Viavi Solutions *	140,200	2,481,540
Workiva, Cl A *	27,578	2,344,406
		23,308,493

MATERIALS — 4.1%
Coeur Mining *	82,303	1,413,143
Constellium, Cl A *	119,484	1,879,483
FMC	30,546	463,383
NewMarket	1,286	987,519
O-I Glass, Cl I *	156,072	1,762,053
Tronox Holdings PLC, Cl A	136,932	479,262
		6,984,843

REAL ESTATE — 7.6%
American Healthcare REIT ‡	60,463	2,740,183
CareTrust ‡	51,850	1,796,602
Cushman & Wakefield PLC *	163,031	2,559,587

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS SMALL CAP FUND OCTOBER 31, 2025

COMMON STOCK — continued

	Shares	Value
REAL ESTATE— continued
Kilroy Realty ‡	37,275	$1,574,869
Newmark Group, Cl A	84,631	1,508,971
Opendoor Technologies *	40,817	317,148
Tanger ‡	69,423	2,260,413
		12,757,773

UTILITIES — 3.6%
National Fuel Gas	25,142	1,983,955
Southwest Gas Holdings	21,314	1,694,463
Spire	27,578	2,382,739
		6,061,157

Total Common Stock
(Cost $139,211,269)		164,054,602

RIGHT — 0.0%

	Number Of Rights
Blueprint Medicines*‡‡	4,287	1,972

Total Rights
(Cost $–)		1,972

Total Investments in Securities— 97.6%
(Cost $139,211,269)		$164,056,574

Percentages are based on Net Assets of $168,096,942.

*	Non-income producing security.
‡	Real Estate Investment Trust.
‡‡	Expiration Date or Rate unavailable.

See “Glossary” for abbreviations.

As of October 31, 2025, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
OCTOBER 31, 2025

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.5%#
	Shares	Value
COMMUNICATION SERVICES — 10.6%
Advantage Solutions *	415	$531
Alphabet, Cl A	28,504	8,015,040
Alphabet, Cl C	22,880	6,448,042
Altice USA, Cl A *	1,135	2,531
AMC Entertainment Holdings, Cl A *	1,971	5,105
AMC Networks, Cl A *	145	1,099
Angi, Cl A *	198	2,624
Anterix *	57	1,153
AST SpaceMobile, Cl A *	971	77,923
AT&T	35,089	868,453
Atlanta Braves Holdings, Cl A *	44	1,898
Atlanta Braves Holdings, Cl C *	170	6,922
ATN International	45	654
Bandwidth, Cl A *	123	1,986
Boston Omaha, Cl A *	106	1,348
Bumble, Cl A *	233	1,293
Cable One	21	3,120
Cardlytics *	220	427
Cargurus, Cl A *	371	13,030
Cars.com *	274	2,943
Charter Communications, Cl A *	430	100,551
Cinemark Holdings	469	12,668
Clear Channel Outdoor Holdings, Cl A *	1,214	2,197
Cogent Communications Holdings	208	8,580
Comcast, Cl A	18,160	505,484
DHI Group *	183	355
DoubleVerify Holdings *	620	7,056
EchoStar, Cl A *	654	48,965
Electronic Arts	1,227	245,474
Entravision Communications, Cl A	258	534
Eventbrite, Cl A *	328	758
EverQuote, Cl A *	120	2,585
EW Scripps, Cl A *	311	756
Fox	941	60,836
Fox	597	34,871
Frontier Communications Parent *	1,207	45,576
fuboTV *	1,530	5,783
Gannett *	629	3,334
Getty Images Holdings *	564	1,060
Globalstar *	221	12,050
Gogo *	334	3,039
Golden Matrix Group *	96	99
Gray Television	385	1,759
IAC *	310	9,988
Ibotta, Cl A *	81	2,613
IDT, Cl B	93	4,711
iHeartMedia *	465	1,381
IMAX *	201	6,530
Integral Ad Science Holding *	450	4,594
Interpublic Group of Companies	1,785	45,803
Iridium Communications	417	7,986
John Wiley & Sons, Cl A	174	6,415
COMMON STOCK — continued
	Shares	Value
COMMUNICATION SERVICES— continued
Liberty Broadband, Cl A *	76	$4,065
Liberty Broadband, Cl C *	559	30,085
Liberty Media -Liberty Formula One, Cl A *	107	9,735
Liberty Media -Liberty Formula One, Cl C *	1,032	103,045
Liberty Media -Liberty Live, Cl A *	91	7,984
Liberty Media -Liberty Live, Cl C *	229	20,704
Live Nation Entertainment *	779	116,484
Lumen Technologies *	4,631	47,607
Madison Square Garden Entertainment, Cl A *	174	7,684
Madison Square Garden Sports *	83	17,794
Magnite *	629	11,247
Marcus	104	1,498
Match Group	1,197	38,711
MediaAlpha, Cl A *	129	1,645
Meta Platforms, Cl A	10,634	6,894,554
Millicom International Cellular	495	23,319
National CineMedia	283	1,251
Netflix *	2,074	2,320,516
New York Times, Cl A	749	42,685
News	508	15,479
News	1,850	49,025
Nexstar Media Group, Cl A	138	27,011
Nextdoor Holdings *	1,008	1,966
NII Holdings *(A)	46	—
Omnicom Group	939	70,444
Outbrain *	150	222
Pinterest, Cl A *	2,766	91,555
Playstudios *	404	376
Playtika Holding	322	1,182
PubMatic, Cl A *	183	1,530
QuinStreet *	244	3,609
Reddit, Cl A *	559	116,803
ROBLOX, Cl A *	2,907	330,584
Roku, Cl A *	632	67,074
Rumble *	402	2,758
Scholastic	83	2,380
Shenandoah Telecommunications	240	2,957
Shutterstock	111	2,778
Sinclair	173	2,363
Sirius XM Holdings	926	20,085
Skillz, Cl A *	9	60
Snap, Cl A *	5,181	40,412
Sphere Entertainment *	119	8,149
Spok Holdings	80	1,143
Spotify Technology *	656	429,890
Stagwell, Cl A *	485	2,304
System1 *	9	48
Take-Two Interactive Software *	876	224,580
TEGNA	726	14,280
Telephone and Data Systems	403	15,644
Thryv Holdings *	186	1,434

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
OCTOBER 31, 2025

COMMON STOCK — continued

	Shares	Value
COMMUNICATION SERVICES— continued
TKO Group Holdings, Cl A	320	$60,288
T-Mobile US	2,283	479,544
Toro Combineco *	133	730
Trade Desk, Cl A *	2,186	109,912
TripAdvisor *	503	8,078
TrueCar *	337	741
Trump Media & Technology Group *	731	11,203
United States Cellular	62	3,045
Uniti Group *‡	661	3,806
Urban One *	68	41
Urban One, Cl A *	21	27
Verizon Communications	18,967	753,749
Vimeo *	650	5,070
Vivid Seats, Cl A *	17	205
Walt Disney	8,852	996,912
Warner Bros Discovery *	11,517	258,557
Warner Music Group, Cl A	691	22,084
WideOpenWest *	229	1,175
Yelp, Cl A *	282	9,300
Ziff Davis *	189	6,407
ZipRecruiter, Cl A *	299	1,390
ZoomInfo Technologies, Cl A *	1,313	14,732
		30,646,247

CONSUMER DISCRETIONARY — 7.5%
1-800-Flowers.com, Cl A *	68	245
Abercrombie & Fitch, Cl A *	228	16,541
Academy Sports & Outdoors	300	14,367
Acushnet Holdings	125	9,666
Adient PLC *	375	8,696
ADT	1,998	17,662
Adtalem Global Education *	166	16,271
Advance Auto Parts	271	12,772
Airbnb, Cl A *	1,883	238,275
Allbirds, Cl A *	22	198
A-Mark Precious Metals	80	2,126
American Axle & Manufacturing Holdings *	502	3,112
American Eagle Outfitters	722	12,065
American Public Education *	69	2,311
America's Car-Mart *	32	712
AMMO *	396	634
Aptiv PLC *	1,054	85,479
Aramark	1,277	48,373
Arhaus, Cl A *	234	2,345
Arko	258	1,137
Asbury Automotive Group *	96	22,522
AutoNation *	168	33,578
AutoZone *	81	297,629
BARK *	546	496
Barnes & Noble Education *	95	867
Bath & Body Works	1,032	25,263
Beazer Homes USA *	129	2,890
Best Buy	957	78,608
Beyond *	246	1,897

COMMON STOCK — continued

	Shares	Value
CONSUMER DISCRETIONARY— continued
Biglari Holdings, Cl B *	3	$1,084
BJ's Restaurants *	97	3,294
Bloomin' Brands	337	2,302
Booking Holdings	159	807,361
Boot Barn Holdings *	149	28,258
BorgWarner	1,070	45,967
Bowlero	60	503
Bright Horizons Family Solutions *	278	30,366
Brinker International *	213	23,145
Brunswick	316	20,891
Buckle	143	7,836
Build-A-Bear Workshop, Cl A	55	2,982
Burlington Stores *	308	84,266
Caleres	148	1,634
Camping World Holdings, Cl A	264	3,474
Capri Holdings *	525	10,894
CarMax *	733	30,720
Carnival *	5,124	147,725
CarParts.com *	250	173
Carriage Services, Cl A	58	2,593
Carter's	160	5,024
Carvana, Cl A *	641	196,492
Cato, Cl A	66	254
Cava Group *	486	26,113
Cavco Industries *	39	20,662
Century Communities	119	7,069
Champion Homes *	275	18,763
Cheesecake Factory	208	10,358
Chegg *	450	477
Chewy, Cl A *	840	28,325
Children's Place *	33	237
Chipotle Mexican Grill, Cl A *	6,535	207,094
Choice Hotels International	117	10,876
Citi Trends *	22	788
Clarus	133	444
Columbia Sportswear	117	5,807
Cooper-Standard Holdings *	76	2,297
Coursera *	506	4,261
Cracker Barrel Old Country Store	99	3,336
Cricut, Cl A	203	1,078
Crocs *	264	21,566
Dana	660	13,398
Darden Restaurants	572	103,046
Dave & Buster's Entertainment *	122	1,792
Deckers Outdoor *	723	58,924
Denny's *	224	876
Designer Brands, Cl A	150	553
Destination XL Group *	203	203
Dick's Sporting Goods	316	69,978
Dillard's, Cl A	17	10,201
Dine Brands Global	69	1,706
Domino's Pizza	153	60,964
DoorDash, Cl A *	1,699	432,175
Dorman Products *	135	18,108
DR Horton	1,299	193,655
Dream Finders Homes, Cl A *	129	2,554

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
OCTOBER 31, 2025

COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY— continued
Driven Brands Holdings *	267	$3,831
Duluth Holdings, Cl B *	59	162
Duolingo, Cl A *	188	50,880
Dutch Bros, Cl A *	591	32,824
eBay	2,257	183,517
El Pollo Loco Holdings *	109	1,114
Escalade	40	460
Ethan Allen Interiors	108	2,610
Etsy *	453	28,086
European Wax Center, Cl A *	109	425
EVgo, Cl A *	580	2,384
Expedia Group	591	130,020
Figs, Cl A *	397	2,962
First Watch Restaurant Group *	203	3,347
Five Below *	264	41,519
Floor & Decor Holdings, Cl A *	525	32,802
Ford Motor	19,133	251,216
Fox Factory Holding *	168	3,714
Frontdoor *	360	23,915
Funko, Cl A *	161	502
GameStop, Cl A *	2,005	44,691
Gap	1,210	27,649
Garmin	801	171,366
Garrett Motion	602	10,198
General Motors	4,669	322,581
Genesco *	45	1,305
Gentex	1,101	25,818
Gentherm *	136	5,005
Genuine Parts	680	86,571
G-III Apparel Group *	169	4,538
Global Business Travel Group I *	516	4,056
Goodyear Tire & Rubber *	1,181	8,137
GoPro, Cl A *	571	1,125
Graham Holdings, Cl B	14	14,170
Grand Canyon Education *	137	25,797
Green Brick Partners *	140	9,064
Group 1 Automotive	63	25,045
Groupon, Cl A *	109	2,194
GrowGeneration *	249	378
Guess?	164	2,785
H&R Block	649	32,281
Hamilton Beach Brands Holding, Cl A	26	366
Hanesbrands *	1,504	9,941
Harley-Davidson	551	14,866
Hasbro	647	49,373
Haverty Furniture	60	1,309
Helen of Troy *	103	1,919
Hilton Grand Vacations *	290	12,020
Hilton Worldwide Holdings	1,132	290,879
Holley *	250	717
Home Depot	4,886	1,854,677
Hooker Furnishings	48	436
Hovnanian Enterprises, Cl A *	20	2,405
Hyatt Hotels, Cl A	197	27,070
Installed Building Products	114	28,298
COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY— continued
iRobot *	134	$426
J Jill	31	467
Jack in the Box	83	1,331
JAKKS Pacific	38	646
Johnson Outdoors, Cl A	20	815
KB Home	269	16,791
KinderCare Learning *	145	856
Kohl's	494	8,037
Kontoor Brands	267	21,606
Krispy Kreme	363	1,303
Kura Sushi USA, Cl A *	29	1,651
Lands' End *	50	787
Latham Group *	185	1,341
Laureate Education, Cl A *	592	17,186
La-Z-Boy, Cl Z	184	5,833
LCI Industries	111	11,487
Lear	260	27,209
Legacy Housing *	39	876
Leggett & Platt	598	5,585
Lennar, Cl A	1,090	134,909
Lennar, Cl B	36	4,250
Leslie's *	25	89
Levi Strauss, Cl A	444	9,004
LGI Homes *	93	3,795
Life Time Group Holdings *	593	14,665
Lifetime Brands	58	197
Lincoln Educational Services *	123	2,389
Lindblad Expeditions Holdings *	169	2,038
Lithia Motors, Cl A	125	39,260
LKQ	1,256	40,142
Lovesac *	61	846
Lowe's	2,751	655,096
Lucid Group *	576	10,220
Lululemon Athletica *	535	91,239
Luminar Technologies, Cl A *	187	217
M/I Homes *	116	14,522
Macy's	1,263	24,616
Malibu Boats, Cl A *	84	2,341
Marine Products	43	363
MarineMax *	85	2,105
Marriott International, Cl A	1,084	282,469
Marriott Vacations Worldwide	144	9,501
MasterCraft Boat Holdings *	73	1,464
Mattel *	1,567	28,801
Matthews International, Cl A	135	3,162
McDonald's	3,512	1,048,086
Meritage Homes	339	22,903
Mister Car Wash *	447	2,499
Modine Manufacturing *	252	38,609
Mohawk Industries *	253	28,751
Monro	129	1,890
Movado Group	68	1,238
Murphy USA	88	31,522
Nathan's Famous	12	1,270
National Vision Holdings *	353	9,090
Nerdy *	234	232

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
OCTOBER 31, 2025

COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY— continued
NIKE, Cl B	5,768	$372,555
Noodles, Cl A *	165	108
Norwegian Cruise Line Holdings *	2,178	48,831
NVR *	14	100,951
ODP *	131	3,652
Ollie's Bargain Outlet Holdings *	301	36,364
On Holding, Cl A *	1,177	43,726
OneSpaWorld Holdings	452	10,518
OneWater Marine, Cl A *	54	839
O'Reilly Automotive *	4,172	394,004
Oxford Industries	58	2,137
Papa John's International	139	7,063
Paramount Skydance, Cl B	3,002	46,201
Patrick Industries	146	15,238
Peloton Interactive, Cl A *	1,741	12,640
Penske Automotive Group	82	13,126
Perdoceo Education	274	8,702
Petco Health & Wellness, Cl A *	350	1,113
PetMed Express *	85	218
Phinia	171	8,877
Planet Fitness, Cl A *	410	37,183
Polaris	240	15,864
Pool	171	45,667
Portillo's, Cl A *	282	1,509
PulteGroup	963	115,435
Purple Innovation, Cl A *	254	201
PVH	232	18,173
QuantumScape, Cl A *	1,920	35,405
Qurate Retail *	37	416
Ralph Lauren, Cl A	184	58,817
RealReal *	400	4,884
Revolve Group, Cl A *	183	4,048
RH *	69	11,902
Rivian Automotive, Cl A *	4,011	54,429
Rocky Brands	32	902
Ross Stores	1,571	249,663
Royal Caribbean Cruises	1,172	336,165
RumbleON, Cl B *	66	224
Sabre *	1,706	3,489
Sally Beauty Holdings *	457	6,905
Savers Value Village *	182	1,676
Serve Robotics *	198	2,620
Service International	674	56,286
Shake Shack, Cl A *	176	16,986
SharkNinja *	382	32,661
Shoe Carnival	78	1,430
Signet Jewelers	193	19,078
Six Flags Entertainment *	412	9,468
Sleep Number *	92	506
Smith Douglas Homes, Cl A *	37	646
Solid Power *	636	3,994
Sonic Automotive, Cl A	64	4,066
Sonos *	524	8,997
Sportsman's Warehouse Holdings *	162	400
Standard Motor Products	95	3,527
Starbucks	5,467	442,116
COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY— continued
Stellantis	8,877	$90,013
Steven Madden	313	10,614
Stitch Fix, Cl A *	481	2,015
Stoneridge *	123	838
Strategic Education	102	7,750
Stride *	209	14,220
Superior Group of	48	448
Sweetgreen, Cl A *	443	2,786
Tapestry	1,013	111,248
Target Hospitality *	132	1,015
Taylor Morrison Home, Cl A *	473	28,035
Tempur Sealy International	985	78,150
Tesla *	13,815	6,307,376
Texas Roadhouse, Cl A	324	53,000
Thor Industries	250	26,087
ThredUp, Cl A *	408	3,586
Tile Shop Holdings *	71	444
Tilly's, Cl A *	64	98
TJX	5,464	765,725
Toll Brothers	479	64,641
TopBuild *	140	59,147
Topgolf Callaway Brands *	540	5,081
Torrid Holdings *	136	170
Tractor Supply	2,597	140,524
Traeger *	284	261
Travel + Leisure	283	17,767
TRI Pointe Group *	387	12,326
Udemy *	419	2,386
Ulta Beauty *	220	114,374
Under Armour, Cl A *	862	3,974
Under Armour, Cl C *	537	2,384
United Parks & Resorts *	122	5,905
Universal Technical Institute *	228	6,776
Upbound Group, Cl A	223	4,322
Urban Outfitters *	315	20,352
Vail Resorts	181	26,848
Valvoline *	617	20,367
Vera Bradley *	79	186
VF	1,886	26,479
Viad *	95	3,371
Victoria's Secret *	356	12,549
Viking Holdings *	857	52,148
Visteon	123	13,181
Warby Parker, Cl A *	450	8,816
Wayfair, Cl A *	486	50,306
Wendy's	723	6,174
Weyco Group	26	745
Whirlpool	273	19,555
Williams-Sonoma	597	116,021
Wingstop	137	29,678
Winmark	15	6,048
Winnebago Industries	123	4,638
Wolverine World Wide	359	8,149
Wyndham Hotels & Resorts	367	26,949
XPEL *	98	3,342
Xponential Fitness, Cl A *	123	827

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
OCTOBER 31, 2025

COMMON STOCK — continued

	Shares	Value
CONSUMER DISCRETIONARY— continued
YETI Holdings *	375	$12,746
Yum! Brands	1,364	188,518
Zumiez *	63	1,364
		21,690,446

CONSUMER STAPLES — 4.3%
Albertsons, Cl A	1,554	27,490
Alico	25	880
Andersons	148	6,854
Archer-Daniels-Midland	2,339	141,580
B&G Foods	351	1,404
Beauty Health *	338	483
BellRing Brands *	615	18,530
Beyond Meat *	326	540
BJ's Wholesale Club Holdings *	643	56,751
Boston Beer, Cl A *	36	7,452
BRC, Cl A *	413	524
Brown-Forman, Cl A	192	5,207
Brown-Forman, Cl B	1,434	39,048
Bunge Global	813	76,910
Calavo Growers	75	1,666
Cal-Maine Foods	213	18,701
Campbell Soup	958	28,865
Casey's General Stores	182	93,401
Celsius Holdings *	938	56,496
Central Garden & Pet *	36	1,104
Central Garden & Pet, Cl A *	228	6,341
Chefs' Warehouse *	168	9,912
Clorox	603	67,813
Coca-Cola	17,274	1,190,179
Coca-Cola Consolidated	253	32,986
Colgate-Palmolive	3,969	305,811
Conagra Brands	2,329	40,035
Constellation Brands, Cl A	683	89,733
Costco Wholesale	2,173	1,980,581
Coty, Cl A *	1,678	6,662
Darling Ingredients *	727	23,300
Dole PLC	322	4,102
Dollar General	1,077	106,257
Dollar Tree *	956	94,759
Edgewell Personal Care	212	4,111
elf Beauty *	268	32,734
Energizer Holdings	327	7,596
Estee Lauder, Cl A	1,023	98,914
Flowers Foods	888	10,594
Fresh Del Monte Produce	179	6,328
Freshpet *	221	10,875
General Mills	2,653	123,656
Grocery Outlet Holding *	414	5,635
Hain Celestial Group *	405	470
Herbalife *	441	3,528
Hershey	713	120,946
HF Foods Group *	178	384
Honest *	408	1,391
Hormel Foods	1,426	30,787
Ingles Markets, Cl A	66	4,561

COMMON STOCK — continued

	Shares	Value
CONSUMER STAPLES— continued
Ingredion	313	$36,123
Inter Parfums	83	7,399
J&J Snack Foods	72	6,095
JM Smucker	499	51,671
John B Sanfilippo & Son	41	2,574
Kellanova	1,368	113,626
Kenvue	9,477	136,184
Keurig Dr Pepper	6,314	171,488
Kimberly-Clark	1,626	194,648
Kraft Heinz	4,144	102,481
Kroger	2,955	188,027
Lamb Weston Holdings	678	41,853
Lancaster Colony	91	14,268
Lifeway Foods *	26	624
Limoneira	75	1,060
Mama's Creations *	152	1,610
Maplebear *	901	33,211
McCormick	1,242	79,687
Medifast *	48	577
MGP Ingredients	67	1,621
Mission Produce *	173	1,993
Molson Coors Beverage, Cl B	838	36,637
Mondelez International, Cl A	6,339	364,239
Monster Beverage *	3,408	227,757
National Beverage *	108	3,701
Natural Grocers by Vitamin Cottage	56	1,797
Nature's Sunshine Products *	65	876
Nu Skin Enterprises, Cl A	217	2,326
Oil-Dri Corp of America	45	2,493
Olaplex Holdings *	397	413
PepsiCo	6,714	980,848
Performance Food Group *	754	72,942
Pilgrim's Pride	189	7,201
Post Holdings *	240	24,943
PriceSmart	116	13,333
Primo Brands	1,253	27,528
Procter & Gamble	11,509	1,730,608
Reynolds Consumer Products	248	6,061
Seaboard	1	3,370
Seneca Foods, Cl A *	22	2,372
Simply Good Foods *	419	8,200
Spectrum Brands Holdings	108	5,819
Sprouts Farmers Market *	478	37,743
Sysco	2,374	176,341
Target	2,225	206,302
Tootsie Roll Industries	78	2,753
TreeHouse Foods *	200	3,640
Tyson Foods, Cl A	1,384	71,151
United Natural Foods *	263	9,902
US Foods Holding *	1,127	81,843
USANA Health Sciences *	50	1,058
Utz Brands	312	3,285
Village Super Market, Cl A	41	1,286
Vita Coco *	198	8,154
Vital Farms *	152	4,993

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
OCTOBER 31, 2025

COMMON STOCK — continued

	Shares	Value
CONSUMER STAPLES— continued
Waldencast PLC, Cl A *	201	$364
Walmart	21,199	2,144,915
WD-40	61	11,851
Weis Markets	72	4,560
Westrock Coffee *	243	1,072
Zevia PBC, Cl A *	158	373
		12,486,737
ENERGY — 3.2%
Aemetis *	236	503
Amplify Energy *	180	817
Antero Midstream	1,629	28,100
Antero Resources *	1,426	44,078
APA	1,766	40,000
Archrock	845	21,353
Ardmore Shipping	176	2,216
Atlas Energy Solutions, Cl A	322	3,986
Baker Hughes, Cl A	4,824	233,530
Berry	286	964
Borr Drilling	1,031	3,196
Bristow Group *	113	4,599
Cactus, Cl A	310	13,693
California Resources	371	17,500
Calumet *	380	7,433
Centrus Energy, Cl A *	76	27,927
Cheniere Energy	1,046	221,752
Chesapeake Energy	1,137	117,463
Chevron	9,501	1,498,450
Chord Energy	276	25,039
Civitas Resources	419	12,080
Clean Energy Fuels *	740	2,116
CNX Resources *	652	21,946
Comstock Resources *	364	6,825
ConocoPhillips	6,197	550,665
Core Laboratories	154	2,455
Coterra Energy	3,646	86,264
Crescent Energy, Cl A	838	7,064
CVR Energy *	134	4,769
Delek US Holdings	268	10,120
Devon Energy	3,134	101,824
DHT Holdings	584	7,755
Diamondback Energy	926	132,594
DMC Global *	85	685
Dorian LPG	181	5,222
DT Midstream	497	54,417
Empire Petroleum *	54	163
EOG Resources	2,671	282,699
EQT	3,054	163,633
Evolution Petroleum	134	587
Excelerate Energy, Cl A	106	2,746
Expro Group Holdings *	465	6,315
Exxon Mobil	21,096	2,412,539
Flowco Holdings	91	1,474
Forum Energy Technologies *	53	1,419
FutureFuel	119	468
Gevo *	1,051	2,459

COMMON STOCK — continued

	Shares	Value
ENERGY— continued
Golar LNG	444	$18,226
Granite Ridge Resources	327	1,727
Green Plains *	290	2,981
Gulfport Energy *	71	13,207
Halliburton	3,823	102,609
Helix Energy Solutions Group *	626	4,207
Helmerich & Payne	401	10,530
Hess Midstream, Cl A	640	21,728
HF Sinclair	780	40,248
HighPeak Energy	110	731
Infinity Natural Resources *	69	792
Innovex International *	208	4,175
International Seaways	221	11,322
Kinder Morgan	9,698	253,991
Kinetik Holdings, Cl A	198	7,625
Kodiak Gas Services	256	9,441
Liberty Energy, Cl A	711	12,876
Lightbridge *	100	2,683
Magnolia Oil & Gas, Cl A	893	20,057
Mammoth Energy Services *	65	133
Marathon Petroleum	1,505	293,340
Matador Resources	564	22,255
Murphy Oil	659	18,650
Nabors Industries *	69	3,348
NACCO Industries, Cl A	15	634
National Energy Services Reunited *	247	3,117
Natural Gas Services Group	54	1,503
Navigator Holdings	131	2,154
New Fortress Energy, Cl A *	805	1,038
NextDecade *	808	4,791
Nine Energy Service *	153	85
Noble PLC	575	16,876
Nordic American Tankers	923	3,397
Northern Oil & Gas	438	9,693
NOV	1,803	26,324
Occidental Petroleum	3,520	145,024
Oil States International *	262	1,564
ONEOK	3,088	206,896
Ovintiv	1,243	46,625
Par Pacific Holdings *	223	8,916
Patterson-UTI Energy	1,715	10,753
PBF Energy, Cl A	376	12,848
Peabody Energy	525	14,395
Permian Resources, Cl A	3,143	39,476
Phillips 66	1,977	269,149
PrimeEnergy Resources *	1	135
ProPetro Holding *	391	4,059
Range Resources	1,140	40,527
Ranger Energy Services, Cl A	71	976
REX American Resources *	130	4,164
Riley Exploration Permian	63	1,639
Ring Energy *	825	788
RPC	456	2,371
Sable Offshore *	341	3,567
SandRidge Energy	143	1,703

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
OCTOBER 31, 2025

COMMON STOCK — continued

	Shares	Value
ENERGY— continued
Schlumberger	7,358	$265,323
Scorpio Tankers	200	12,340
SEACOR Marine Holdings *	103	655
Seadrill *	270	8,521
Select Water Solutions, Cl A	445	5,144
SM Energy	513	10,717
Solaris Energy Infrastructure, Cl A	173	9,209
Summit Midstream *	49	1,074
Talos Energy *	589	5,778
Targa Resources	1,039	160,048
Teekay	236	2,270
TETRA Technologies *	544	3,841
Texas Pacific Land	93	87,734
Tidewater *	193	9,764
Transocean *	3,557	13,659
Uranium Energy *	2,145	32,454
VAALCO Energy	459	1,804
Valaris *	266	14,928
Valero Energy	1,518	257,392
Venture Global	431	3,694
Viper Energy	819	30,766
Vital Energy *	140	2,199
Vitesse Energy	131	2,849
W&T Offshore	446	937
Weatherford International PLC	345	25,423
Western Midstream Partners	52	1,939
Williams	5,969	345,426
World Kinect	249	6,437
		9,278,296
FINANCIALS — 13.9%
1st Source	76	4,517
Acacia Research *	151	524
ACNB	46	2,078
Affiliated Managers Group	134	31,887
Affirm Holdings, Cl A *	1,231	88,484
AGNC Investment ‡	4,975	49,750
Alerus Financial	96	2,028
Allstate	1,277	244,571
Ally Financial	1,346	52,454
AlTi Global *	158	623
Amalgamated Financial	78	2,126
Ambac Financial Group *	205	1,683
Amerant Bancorp, Cl A	186	3,119
American Coastal Insurance	91	1,077
American Express	2,443	881,263
American Financial Group	353	46,483
American International Group	2,817	222,430
Ameriprise Financial	466	210,991
Ameris Bancorp	319	22,847
AMERISAFE	85	3,407
Angel Oak Mortgage REIT ‡	82	744
Annaly Capital Management ‡	3,143	66,537
Aon PLC, Cl A	1,024	348,856

COMMON STOCK — continued

	Shares	Value
FINANCIALS— continued
Apollo Commercial Real Estate Finance ‡	632	$6,187
Apollo Global Management	1,945	241,783
Arbor Realty Trust ‡	830	8,375
Arch Capital Group	1,741	150,266
Ares Commercial Real Estate ‡	233	1,039
Ares Management, Cl A	984	146,331
ARMOUR Residential REIT ‡	418	6,780
Arrow Financial	65	1,813
Arthur J Gallagher	1,248	311,364
Artisan Partners Asset Management, Cl A	314	13,709
Associated Banc-Corp	794	19,667
Assurant	248	52,507
Assured Guaranty	226	18,211
Atlantic Union Bankshares	690	22,432
Atlanticus Holdings *	24	1,323
Axis Capital Holdings	363	33,999
Axos Financial *	264	20,587
B. Riley Financial *	81	405
Bakkt Holdings, Cl A *	55	1,522
Baldwin Insurance Group, Cl A *	315	6,962
Banc of California	578	9,809
BancFirst	85	9,253
Banco Latinoamericano de Comercio Exterior, Cl E	131	5,634
Bancorp *	200	13,074
Bank First	43	5,251
Bank of America	33,327	1,781,328
Bank of Hawaii	178	11,558
Bank of Marin Bancorp	67	1,725
Bank of New York Mellon	3,497	377,431
Bank OZK	525	23,620
Bank7	18	747
BankUnited	341	13,667
Bankwell Financial Group	25	1,084
Banner	154	9,300
Bar Harbor Bankshares	64	1,877
BayCom	47	1,281
BCB Bancorp	70	556
Berkshire Hathaway, Cl B *	6,460	3,084,908
Berkshire Hills Bancorp	376	9,147
BGC Group, Cl A	1,704	15,575
BlackRock Funding	695	752,553
Blackstone, Cl A	3,545	519,839
Blackstone Mortgage Trust, Cl A ‡	732	13,527
Block, Cl A *	2,698	204,886
Blue Foundry Bancorp *	84	692
Blue Owl Capital, Cl A	3,020	47,625
Blue Ridge Bankshares *	286	1,281
BOK Financial	98	10,249
Bowhead Specialty Holdings *	86	2,061
Bread Financial Holdings	207	12,969
Bridgewater Bancshares *	94	1,547
Brighthouse Financial *	260	14,838
Brightsphere Investment Group	120	5,772

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
OCTOBER 31, 2025

COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
BrightSpire Capital, Cl A ‡	582	$3,003
Brown & Brown	1,391	110,918
Burke & Herbert Financial Services	59	3,473
Business First Bancshares	127	3,114
Byline Bancorp	123	3,289
Cadence Bank	889	33,551
California BanCorp *	110	2,034
Camden National	74	2,823
Cannae Holdings	255	4,559
Cantaloupe *	286	3,020
Capital Bancorp	51	1,418
Capital City Bank Group	59	2,295
Capital One Financial	3,082	677,989
Capitol Federal Financial	525	3,171
Carlyle Group	1,270	67,716
Carter Bankshares *	101	1,725
Cass Information Systems	59	2,332
Cathay General Bancorp	305	13,862
Cboe Global Markets	513	126,013
Central Pacific Financial	119	3,393
Charles Schwab	8,379	791,983
Chemung Financial	19	963
Chimera Investment ‡	357	4,555
ChoiceOne Financial Services	63	1,804
Chubb	1,817	503,200
Cincinnati Financial	755	116,715
Citigroup	9,081	919,270
Citizens & Northern	66	1,278
Citizens Financial Group	2,003	101,893
Citizens Financial Services	20	1,107
City Holding	63	7,426
Civista Bancshares	84	1,809
Claros Mortgage Trust ‡	540	1,728
CME Group, Cl A	1,766	468,855
CNB Financial	133	3,263
Coastal Financial *	57	6,070
Cohen & Steers	125	8,540
Coinbase Global, Cl A *	1,008	346,530
Colony Bankcorp	74	1,183
Columbia Banking System	1,448	38,803
Columbia Financial *	122	1,799
Comerica	639	48,883
Commerce Bancshares	633	33,315
Community Financial System	239	13,260
Community Trust Bancorp	70	3,584
Community West Bancshares	77	1,631
Compass Diversified Holdings	304	1,940
ConnectOne Bancorp	218	5,234
Consumer Portfolio Services *	39	328
Corebridge Financial	1,225	39,886
Corpay *	334	86,957
Crawford, Cl A	78	845
Credit Acceptance *	22	9,841
Cullen	294	36,203
Customers Bancorp *	131	8,793
COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
CVB Financial	591	$10,857
Dave *	51	12,205
Diamond Hill Investment Group	11	1,412
DigitalBridge Group	793	9,381
Dime Community Bancshares	190	4,987
Donegal Group, Cl A	76	1,425
Donegal Group, Cl B	4	61
Donnelley Financial Solutions *	119	5,468
Dynex Capital ‡	583	7,719
Eagle Bancorp	126	2,110
East West Bancorp	670	68,072
Eastern Bankshares	884	15,497
Ellington Financial ‡	415	5,528
Employers Holdings	108	4,118
Enact Holdings	134	4,786
Encore Capital Group *	102	4,241
Enova International *	108	12,914
Enterprise Financial Services	162	8,484
Equitable Holdings	1,485	73,359
Equity Bancshares, Cl A	66	2,674
Erie Indemnity, Cl A	123	35,995
Esquire Financial Holdings	32	3,002
Essent Group	482	29,195
Euronet Worldwide *	192	14,530
Evercore, Cl A	178	52,432
Everest Group	206	64,791
EVERTEC	287	8,171
EZCORP, Cl A *	226	4,125
F&G Annuities & Life	97	2,876
FactSet Research Systems	186	49,625
Farmers & Merchants Bancorp	57	1,362
Farmers National Banc	162	2,103
FB Financial	192	10,359
Federal Agricultural Mortgage, Cl C	41	6,504
Federated Hermes, Cl B	374	18,132
Fidelis Insurance Holdings	351	6,311
Fidelity D&D Bancorp	20	874
Fidelity National Financial	1,284	70,928
Fidelity National Information Services	2,559	159,989
Fifth Third Bancorp	3,248	135,182
Finance of America, Cl A *	31	682
Financial Institutions	88	2,502
First American Financial	479	29,942
First Bancorp	45	1,116
First Bancorp	184	8,931
First BanCorp	722	14,072
First Bank	151	2,359
First Busey	394	8,813
First Business Financial Services	34	1,721
First Citizens BancShares, Cl A	45	82,117
First Commonwealth Financial	465	7,110
First Community Bankshares	77	2,490
First Financial	49	2,613
First Financial Bancorp	416	9,739

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
OCTOBER 31, 2025

COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
First Financial Bankshares	593	$18,318
First Foundation *	334	1,817
First Hawaiian	570	13,982
First Horizon	2,448	52,289
First Internet Bancorp	26	461
First Interstate BancSystem, Cl A	394	12,313
First Merchants	260	9,225
First Mid Bancshares	93	3,323
FirstCash Holdings	187	29,640
Firstsun Capital Bancorp *	66	2,247
Fiserv *	2,650	176,729
Five Star Bancorp	64	2,273
Flushing Financial	147	2,009
Flywire *	514	6,846
FNB	1,742	27,384
Forge Global Holdings *	43	946
Franklin BSP Realty Trust ‡	369	3,742
Franklin Resources	1,533	34,661
FS Bancorp	29	1,122
Fulton Financial	821	14,261
FVCBankcorp	69	843
GCM Grosvenor	222	2,555
Genworth Financial, Cl A *	1,853	15,639
German American Bancorp	159	6,128
Glacier Bancorp	596	24,347
Global Payments	1,190	92,534
Globe Life	395	51,946
GoHealth, Cl A *	18	71
Goldman Sachs Group	1,501	1,184,844
Goosehead Insurance, Cl A	112	7,691
Granite Point Mortgage Trust ‡	206	552
Great Southern Bancorp	42	2,339
Green Dot, Cl A *	240	2,786
Greene County Bancorp	32	702
Greenlight Capital Re, Cl A *	110	1,333
Hagerty, Cl A *	146	1,638
Hamilton Insurance Group, Cl B *	216	5,113
Hamilton Lane, Cl A	192	21,880
Hancock Whitney	410	23,415
Hanmi Financial	135	3,564
Hanover Insurance Group	158	26,999
HarborOne Bancorp	171	2,107
Hartford Financial Services Group	1,376	170,872
HBT Financial	51	1,244
HCI Group	44	8,976
Heritage Commerce	269	2,798
Heritage Financial	153	3,395
Heritage Insurance Holdings *	103	2,434
Hilltop Holdings	205	6,622
Hingham Institution For Savings The	7	2,060
Hippo Holdings *	74	2,722
Home Bancorp	30	1,595
Home BancShares	897	23,959
HomeStreet *	80	1,071
HomeTrust Bancshares	66	2,594
COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
Hope Bancorp	557	$5,843
Horace Mann Educators	183	8,182
Horizon Bancorp	194	3,026
Houlihan Lokey, Cl A	266	47,635
Huntington Bancshares	7,517	116,064
Independent Bank	224	15,100
Independent Bank/MI	92	2,780
Interactive Brokers Group, Cl A	2,070	145,645
Intercontinental Exchange	2,799	409,466
International Bancshares	277	18,387
International Money Express *	125	1,861
Invesco	2,163	51,263
Invesco Mortgage Capital ‡	300	2,259
Investors Title	6	1,552
Jack Henry & Associates	355	52,874
Jackson Financial, Cl A	344	34,679
James River Group Holdings	162	826
Janus Henderson Group PLC	608	26,484
Jefferies Financial Group	727	38,407
John Marshall Bancorp	56	1,070
JPMorgan Chase	13,514	4,204,476
Kearny Financial	257	1,642
Kemper	278	12,507
KeyCorp	5,379	94,617
Kinsale Capital Group	109	43,542
KKR Real Estate Finance Trust ‡	247	2,011
Ladder Capital, Cl A ‡	516	5,454
Lakeland Financial	113	6,447
Lazard, Cl A	543	26,498
LCNB	58	891
Lemonade *	297	17,844
LendingClub *	513	8,921
LendingTree *	50	3,200
Lincoln National	829	34,818
LINKBANCORP	112	787
Live Oak Bancshares	158	4,920
Loews	847	84,327
LPL Financial Holdings	390	147,151
M&T Bank	778	143,051
Markel Group *	61	120,446
MarketAxess Holdings	179	28,651
MarketWise	8	138
Marqeta, Cl A *	1,892	8,571
Marsh & McLennan	2,411	429,520
Mastercard, Cl A	4,007	2,211,824
MBIA *	200	1,366
Mercantile Bank	72	3,157
Merchants Bancorp	94	2,932
Mercury General	121	9,353
Metrocity Bankshares	83	2,126
Metropolitan Bank Holding	46	3,048
MFA Financial REIT ‡	464	4,171
MGIC Investment	1,147	31,451
Mid Penn Bancorp	95	2,703
Middlefield Banc	35	1,141
Midland States Bancorp	94	1,376

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
OCTOBER 31, 2025

COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
MidWestOne Financial Group	70	$2,589
Moelis, Cl A	360	22,799
Moody's	742	356,383
Morgan Stanley	5,958	977,112
Mortgage Investment Trust ‡	129	921
MSCI, Cl A	368	216,586
MVB Financial	53	1,356
Nasdaq	2,376	203,124
National Bank Holdings, Cl A	170	6,062
Navient	314	3,840
NB Bancorp	157	2,837
NBT Bancorp	232	9,389
NCR Atleos *	332	12,251
Nelnet, Cl A	71	9,163
NerdWallet, Cl A *	182	2,124
New York Community Bancorp	1,653	18,877
New York Mortgage Trust ‡	383	2,555
NewtekOne	113	1,175
Nexpoint Real Estate Finance ‡	35	456
NI Holdings *	30	396
Nicolet Bankshares	57	6,734
NMI Holdings, Cl A *	347	12,641
Northeast Bank	30	2,588
Northeast Community Bancorp	55	1,080
Northern Trust	910	117,090
Northfield Bancorp	169	1,727
Northrim BanCorp	100	2,198
Northwest Bancshares	667	7,811
Norwood Financial	36	958
Oak Valley Bancorp	30	818
OceanFirst Financial	257	4,672
OFG Bancorp	203	7,848
Old National Bancorp	1,690	34,527
Old Republic International	1,116	44,037
Old Second Bancorp	227	4,075
OneMain Holdings, Cl A	581	34,389
Onity Group *	27	1,012
Open Lending, Cl A *	453	861
OppFi	112	1,092
Orange County Bancorp	47	1,149
Orchid Island Capital, Cl A ‡	578	4,179
Origin Bancorp	134	4,644
Orrstown Financial Services	83	2,762
Oscar Health, Cl A *	1,012	18,216
P10, Cl A	277	2,814
Palomar Holdings *	119	13,567
Park National	67	10,197
Parke Bancorp	48	1,037
Pathward Financial	107	7,282
Paymentus Holdings, Cl A *	135	3,861
Payoneer Global *	1,342	7,770
PayPal Holdings *	4,667	323,283
Paysafe *	143	1,574
Paysign *	158	816
PCB Bancorp	53	1,117
Peapack-Gladstone Financial	73	1,847
COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
PennyMac Financial Services	128	$16,104
PennyMac Mortgage Investment Trust ‡	392	4,720
Peoples Bancorp	157	4,490
Peoples Financial Services	48	2,138
Perella Weinberg Partners, Cl A	267	4,988
Pinnacle Financial Partners	373	31,783
Pioneer Bancorp *	51	670
Piper Sandler	85	27,137
PJT Partners	112	18,044
Plumas Bancorp	29	1,190
PNC Financial Services Group	1,930	352,321
Ponce Financial Group *	92	1,298
Popular	329	36,674
PRA Group *	171	2,344
Preferred Bank	57	5,144
Primerica	161	41,839
Primis Financial	109	1,186
Principal Financial Group	1,092	91,772
Priority Technology Holdings *	109	759
ProAssurance *	230	5,509
PROG Holdings	174	5,034
Progressive	2,872	591,632
Prosperity Bancshares	448	29,487
Provident Financial Services	577	10,553
Prudential Financial	1,735	180,440
QCR Holdings	75	5,579
Radian Group	651	22,095
Raymond James Financial	885	140,423
RBB Bancorp	72	1,341
Ready Capital ‡	737	2,159
Red River Bancshares	23	1,519
Redwood Trust ‡	600	3,186
Regional Management	36	1,417
Regions Financial	4,392	106,286
Reinsurance Group of America, Cl A	324	59,117
Remitly Global *	739	11,854
RenaissanceRe Holdings	226	57,424
Renasant	425	14,293
Repay Holdings, Cl A *	351	1,506
Republic Bancorp, Cl A	41	2,702
Rithm Capital ‡	2,588	28,390
RLI	437	25,766
Robinhood Markets, Cl A *	3,709	544,407
Rocket, Cl A	4,521	75,316
Root, Cl A *	42	3,382
Ryan Specialty Holdings, Cl A	521	28,551
S&P Global	1,542	751,278
S&T Bancorp	173	6,339
Safety Insurance Group	65	4,467
Seacoast Banking Corp of Florida	403	12,211
SEI Investments	558	44,980
Selective Insurance Group	294	22,150
Selectquote *	608	1,265
ServisFirst Bancshares	247	17,357

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
OCTOBER 31, 2025

COMMON STOCK — continued

	Shares	Value
FINANCIALS— continued
Sezzle *	74	$4,851
Shift4 Payments, Cl A *	322	22,250
Shore Bancshares	138	2,154
Sierra Bancorp	57	1,640
Silvercrest Asset Management Group, Cl A	35	495
Simmons First National, Cl A	639	11,106
SiriusPoint *	465	8,463
Skyward Specialty Insurance Group *	161	7,340
SLM	958	25,722
SmartFinancial	65	2,273
SoFi Technologies *	5,480	162,646
South Plains Financial	58	2,117
Southern First Bancshares *	35	1,534
Southern Missouri Bancorp	44	2,307
Southside Bancshares	129	3,627
SouthState	493	43,740
Starwood Property Trust ‡	1,704	30,979
State Street	1,314	151,977
Stellar Bancorp	197	5,798
StepStone Group, Cl A	337	20,517
Stewart Information Services	125	8,534
Stifel Financial	476	56,373
Stock Yards Bancorp	131	8,518
StoneX Group *	209	19,211
Sunrise Realty Trust ‡	45	445
Synchrony Financial	1,812	134,777
Synovus Financial	648	28,927
T Rowe Price Group	1,055	108,169
Texas Capital Bancshares *	211	17,690
TFS Financial	239	3,179
Third Coast Bancshares *	50	1,838
Timberland Bancorp	32	1,028
Tiptree	106	1,877
Toast, Cl A *	2,327	84,098
Tompkins Financial	58	3,681
Towne Bank	308	10,013
TPG, Cl A	631	34,730
TPG RE Finance Trust ‡	282	2,439
Tradeweb Markets, Cl A	568	59,862
Travelers	1,090	292,796
TriCo Bancshares	122	5,396
Triumph Financial *	103	5,609
Truist Financial	6,388	285,096
Trupanion *	152	6,078
TrustCo Bank NY	84	3,168
Trustmark	252	9,379
Two Harbors Investment ‡	469	4,559
UMB Financial	335	35,751
United Bankshares	682	24,409
United Community Banks	592	17,286
United Fire Group	83	2,509
Unity Bancorp	32	1,453
Universal Insurance Holdings	116	3,575
Univest Financial	127	3,729

COMMON STOCK — continued

	Shares	Value
FINANCIALS— continued
Unum Group	806	$59,177
Upstart Holdings *	404	19,198
US Bancorp	7,567	353,228
USCB Financial Holdings	55	949
UWM Holdings	756	4,256
Valley National Bancorp	2,350	25,545
Velocity Financial *	41	763
Victory Capital Holdings, Cl A	229	14,260
Virtu Financial, Cl A	364	12,682
Virtus Investment Partners	29	4,722
Visa, Cl A	8,344	2,843,135
Voya Financial	468	34,847
WaFd	360	10,451
Walker & Dunlop	147	11,748
Washington Trust Bancorp	87	2,370
Waterstone Financial	71	1,086
Webster Financial	820	46,773
Wells Fargo	15,959	1,387,954
WesBanco	428	12,871
West Bancorporation	66	1,404
Westamerica Bancorporation	114	5,432
Western Alliance Bancorp	512	39,603
Western Union	1,458	13,603
WEX *	166	24,216
White Mountains Insurance Group	11	20,950
Willis Towers Watson PLC	485	151,854
Wintrust Financial	323	41,996
WisdomTree	609	7,284
World Acceptance *	13	1,657
WR Berkley	1,406	100,304
WSFS Financial	256	13,335
Zions Bancorp	712	37,102
		40,033,762

HEALTH CARE — 3.7%
Absci *	585	2,504
Acadia Healthcare *	406	8,729
ACADIA Pharmaceuticals *	565	12,826
Accuray *	465	656
Aclaris Therapeutics *	478	1,205
Acrivon Therapeutics *	74	147
Actinium Pharmaceuticals *	140	200
Acumen Pharmaceuticals *	160	354
AdaptHealth, Cl A *	476	4,279
Adaptive Biotechnologies *	662	11,492
ADC Therapeutics *	402	1,793
Addus HomeCare *	82	9,585
ADMA Biologics *	1,054	16,316
Aerovate Therapeutics	139	1,362
Agenus *	122	484
Agilon Health *	1,376	1,096
Agios Pharmaceuticals *	260	11,242
AirSculpt Technologies *	62	645
Akebia Therapeutics *	1,128	2,493
Akero Therapeutics *	352	19,078

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
OCTOBER 31, 2025

COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
Alector *	350	$515
Align Technology *	344	47,431
Alignment Healthcare *	613	10,335
Alkermes PLC *	795	24,407
Alnylam Pharmaceuticals *	638	290,954
Alphatec Holdings *	493	9,362
Altimmune *	368	1,490
Alto Neuroscience *	110	1,561
Alumis *	345	1,639
Alvotech *	501	3,833
American Well, Cl A *	58	303
AMN Healthcare Services *	174	3,426
Amylyx Pharmaceuticals *	366	5,098
AnaptysBio *	95	3,475
Anavex Life Sciences *	426	3,395
AngioDynamics *	175	2,105
Anika Therapeutics *	63	614
Annexon *	464	1,466
Apellis Pharmaceuticals *	492	10,563
Apogee Therapeutics *	184	10,413
Applied Therapeutics *	548	630
Aquestive Therapeutics *	368	2,510
Arbutus Biopharma *	679	3,212
Arcellx *	264	23,826
Arcturus Therapeutics Holdings *	108	1,077
Arcus Biosciences *	301	5,936
Arcutis Biotherapeutics *	489	12,377
Ardelyx *	1,055	6,393
Ardent Health Partners *	105	1,529
ArriVent Biopharma *	138	2,585
Arrowhead Pharmaceuticals *	589	24,968
ARS Pharmaceuticals *	247	2,213
Artivion *	182	8,257
Arvinas *	323	3,275
Astrana Health *	171	5,337
Astria Therapeutics *	205	2,589
Atea Pharmaceuticals *	330	1,073
AtriCure *	219	7,566
Aura Biosciences *	219	1,342
Avadel Pharmaceuticals PLC *	421	7,953
Avanos Medical *	204	2,266
Aveanna Healthcare Holdings *	230	2,082
Avidity Biosciences *	678	47,358
Avita Medical *	119	461
Axogen *	196	4,355
Axsome Therapeutics *	198	26,728
Baxter International	2,511	46,378
Beam Therapeutics *	429	10,729
Beta Bionics *	182	4,954
Bicara Therapeutics *	188	3,055
BioCryst Pharmaceuticals *	940	6,881
Biohaven *	387	6,656
BioMarin Pharmaceutical *	929	49,767
Biomea Fusion *	205	279
Biote, Cl A *	112	321
Bioventus, Cl A *	162	1,061
COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
Black Diamond Therapeutics *	187	$724
Blade Air Mobility *	285	1,434
Boston Scientific *	7,204	725,587
BrightSpring Health Services *	441	14,575
Bruker	478	18,613
Butterfly Network *	774	2,082
C4 Therapeutics *	311	812
Cabaletta Bio *	398	1,437
Candel Therapeutics *	155	834
Cara Therapeutics *	32	149
Cardinal Health	1,165	222,247
CareDx *	237	3,555
Caribou Biosciences *	397	961
Cartesian Therapeutics *	43	351
Cassava Sciences *	190	619
Castle Biosciences *	119	3,034
Catalyst Pharmaceuticals *	523	11,124
Celcuity *	144	11,111
Celldex Therapeutics *	303	8,099
Cencora, Cl A	898	303,353
Century Therapeutics *	231	135
Ceribell *	119	1,357
Certara *	559	6,501
Cerus *	818	1,202
CG oncology *	282	12,202
Chemed	71	30,622
ChromaDex *	309	2,330
Cibus, Cl A *	132	211
Cidara Therapeutics *	85	9,285
ClearPoint Neuro *	119	2,763
Clover Health Investments, Cl A *	1,763	6,223
Codexis *	366	867
Cogent Biosciences *	708	11,540
Coherus Biosciences *	477	801
Collegium Pharmaceutical *	140	5,040
Compass Therapeutics *	411	1,537
Concentra Group Holdings Parent	566	11,275
CONMED	140	6,160
Contineum Therapeutics, Cl A *	77	848
Corbus Pharmaceuticals Holdings *	54	656
CorMedix *	327	3,640
CorVel *	132	9,761
Corvus Pharmaceuticals *	306	2,460
Crinetics Pharmaceuticals *	418	18,183
Cross Country Healthcare *	141	1,729
CryoPort *	219	2,024
CVRx *	99	1,009
Cytek Biosciences *	500	1,950
Cytokinetics *	599	38,090
CytomX Therapeutics *	658	2,349
DaVita *	186	22,138
Day One Biopharmaceuticals *	344	2,559
Definitive Healthcare, Cl A *	155	429
Denali Therapeutics *	515	8,384
Dentsply Sirona	884	11,147

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND OCTOBER 31, 2025

COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
Design Therapeutics *	134	$898
Dexcom *	1,915	111,491
Dianthus Therapeutics *	125	4,373
Disc Medicine, Cl A *	101	8,708
DocGo *	377	411
Doximity, Cl A *	591	39,006
Dyne Therapeutics *	589	13,300
Edgewise Therapeutics *	409	7,477
Editas Medicine, Cl A *	379	1,167
Edwards Lifesciences *	2,856	235,477
Elanco Animal Health *	2,409	53,359
Eliem Therapeutics *	124	254
Embecta	261	3,482
Enanta Pharmaceuticals *	91	997
Encompass Health	491	55,900
Enhabit *	223	1,813
Enliven Therapeutics *	201	4,707
Enovis *	256	7,997
Entrada Therapeutics *	141	980
Envista Holdings *	766	15,588
Erasca *	1,056	2,556
Esperion Therapeutics *	919	2,729
Eton Pharmaceuticals *	96	1,729
Evolent Health, Cl A *	510	3,402
Evolus *	258	1,667
Exact Sciences *	907	58,674
Exelixis *	1,269	49,072
EyePoint Pharmaceuticals *	306	4,006
Fate Therapeutics *	459	620
FibroGen *	18	198
Foghorn Therapeutics *	148	653
Fortrea Holdings *	412	4,310
Fulcrum Therapeutics *	243	2,126
Fulgent Genetics *	89	1,998
Galectin Therapeutics *	198	1,150
GeneDx Holdings, Cl A *	80	10,953
Genelux *	142	1,147
Geron *	2,786	3,510
Gilead Sciences	6,107	731,558
Glaukos *	271	23,867
Globus Medical, Cl A *	550	33,215
GoodRx Holdings, Cl A *	384	1,294
Gossamer Bio *	1,010	2,475
GRAIL *	136	12,502
Guardant Health *	586	54,510
Guardian Pharmacy Services, Cl A *	84	2,355
Gyre Therapeutics *	90	698
Haemonetics *	217	10,852
Harmony Biosciences Holdings *	224	6,400
Harrow *	140	5,288
Health Catalyst *	298	963
HealthEquity *	416	39,345
HealthStream	109	2,681
Henry Schein *	512	32,358
Heron Therapeutics *	658	763

COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
Hims & Hers Health *	864	$39,277
Hologic *	1,079	79,749
Humacyte *	605	1,010
ICON PLC *	379	65,120
ICU Medical *	106	12,730
Ideaya Biosciences *	384	12,234
IDEXX Laboratories *	391	246,138
Immunome *	350	5,625
Immunovant *	317	7,824
Incyte *	796	74,410
InfuSystem Holdings *	83	860
Inhibrx Biosciences *	54	4,410
Inmode *	245	3,619
Innoviva *	269	4,896
Inogen *	108	890
Inovio Pharmaceuticals *	232	545
Insmed *	921	174,622
Inspire Medical Systems *	133	9,587
Insulet *	344	107,675
Integer Holdings *	158	10,202
Integra LifeSciences Holdings *	304	3,651
Intellia Therapeutics *	463	5,843
Intuitive Surgical *	1,747	933,387
Invivyd *	362	637
Ionis Pharmaceuticals *	759	56,394
Iovance Biotherapeutics *	1,421	2,799
IQVIA Holdings *	805	174,250
iRadimed	37	2,842
iRhythm Technologies *	154	28,844
Ironwood Pharmaceuticals, Cl A *	637	1,223
Janux Therapeutics *	181	5,197
Jasper Therapeutics *	65	148
Jazz Pharmaceuticals PLC *	287	39,503
Joint *	46	363
KalVista Pharmaceuticals *	199	2,171
Karyopharm Therapeutics *	38	219
Keros Therapeutics *	155	2,359
Kiniksa Pharmaceuticals International PLC, Cl A *	177	6,551
Kodiak Sciences *	151	2,737
Korro Bio *	35	1,432
Krystal Biotech *	125	24,689
Kura Oncology *	387	3,974
Kymera Therapeutics *	265	16,388
Kyverna Therapeutics *	136	948
Labcorp Holdings	409	103,870
Lantheus Holdings *	309	17,826
Larimar Therapeutics *	273	1,062
LeMaitre Vascular	95	8,228
Lexeo Therapeutics *	176	1,762
Lexicon Pharmaceuticals *	814	1,123
Lifecore Biomedical *	116	834
LifeMD *	150	887
LifeStance Health Group *	466	2,283
Ligand Pharmaceuticals *	86	16,453
Liquidia *	290	7,064

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND OCTOBER 31, 2025

COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
LivaNova PLC *	257	$13,526
MacroGenics *	281	466
Madrigal Pharmaceuticals *	90	37,701
MannKind *	1,353	7,563
Masimo *	247	34,741
Maze Therapeutics *	115	3,785
MBX Biosciences *	84	1,845
McKesson	604	490,049
Medpace Holdings *	110	64,340
Medtronic PLC	6,290	570,503
Merit Medical Systems *	284	24,861
Mersana Therapeutics *	20	194
Merus *	360	34,150
Metsera *	286	18,029
MiMedx Group *	514	3,932
Mind Medicine MindMed *	322	4,572
Mineralys Therapeutics *	177	7,232
Mirati Therapeutics *	201	—
Mirum Pharmaceuticals *	191	13,876
Monte Rosa Therapeutics *	245	3,148
MoonLake Immunotherapeutics, Cl A *	169	1,707
Multiplan *	41	2,669
Myriad Genetics *	400	3,216
National Research	74	989
Nautilus Biotechnology, Cl A *	225	299
Nektar Therapeutics, Cl A *	78	5,065
Neogen *	990	6,108
NeoGenomics *	582	5,686
Neumora Therapeutics *	386	1,166
Neurocrine Biosciences *	480	68,741
Neuronetics *	267	708
NeuroPace *	123	1,223
Newamsterdam Pharma *	346	13,131
Nkarta *	211	445
Novavax *	711	5,972
Novocure *	495	6,341
Nurix Therapeutics *	348	4,503
Nuvalent, Cl A *	211	20,957
Nuvation Bio *	1,227	6,405
Ocular Therapeutix *	688	8,022
Olema Pharmaceuticals *	294	2,637
Omeros *	294	2,155
OmniAb *	422	654
Omnicell *	207	6,949
OPKO Health *	1,573	2,139
OptimizeRx *	70	1,434
Option Care Health *	789	20,538
OraSure Technologies *	325	891
Orchestra BioMed Holdings *	107	417
Organogenesis Holdings, Cl A *	290	1,233
ORIC Pharmaceuticals *	335	4,409
Orthofix Medical *	166	2,563
OrthoPediatrics *	76	1,280
Outlook Therapeutics *	116	146
Outset Medical *	78	1,025

COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
Ovid therapeutics *	261	$363
Owens & Minor *	336	1,334
P3 Health Partners *	6	55
Pacific Biosciences of California *	1,320	3,089
Pacira BioSciences *	204	4,362
PACS Group *	178	2,150
PDL BioPharma *(A)	64	—
PDS Biotechnology *	203	190
Penumbra *	186	42,291
PepGen *	64	298
Personalis *	237	2,285
Perspective Therapeutics *	266	726
Pharvaris *	247	5,488
Phathom Pharmaceuticals *	237	3,211
Phibro Animal Health, Cl A	92	3,870
Phreesia *	256	5,796
Pliant Therapeutics *	271	455
PMV Pharmaceuticals *	226	319
Praxis Precision Medicines *	92	18,286
Precigen *	677	2,803
Prelude Therapeutics *	80	127
Premier, Cl A	369	10,376
Prestige Consumer Healthcare *	222	13,453
Prime Medicine *	273	1,349
Privia Health Group *	501	12,174
PROCEPT BioRobotics *	238	8,099
Progyny *	357	6,679
ProKidney, Cl A *	522	1,597
ProQR Therapeutics *	349	960
Protagonist Therapeutics *	300	23,586
Prothena PLC *	220	2,365
PTC Therapeutics *	382	26,094
Pulmonx *	170	340
Pulse Biosciences *	80	1,354
Puma Biotechnology *	189	964
Q32 Bio *	33	93
Quanterix *	195	1,041
Quantum-Si *	623	1,339
Quest Diagnostics	546	96,069
RadNet *	338	25,685
Rapport Therapeutics *	71	2,054
RAPT Therapeutics *	76	2,285
Recursion Pharmaceuticals, Cl A *	1,810	9,991
Renovaro *	79	69
Replimune Group, Cl Rights *	256	2,491
ResMed	716	176,766
REVOLUTION Medicines *	804	47,307
Rhythm Pharmaceuticals *	319	36,289
Rigel Pharmaceuticals *	80	2,526
Roivant Sciences, Cl A *	2,167	43,318
Royalty Pharma PLC, Cl A	1,808	67,872
RxSight *	162	1,424
Sagimet Biosciences, Cl A *	115	980
Sanara Medtech *	16	469
Savara *	738	3,063
Scholar Rock Holding *	369	10,930

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND OCTOBER 31, 2025

COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
Schrodinger *	285	$5,996
Seer, Cl A *	182	402
Select Medical Holdings	499	6,901
Semler Scientific *	57	1,508
Senseonics Holdings *	168	1,183
Septerna *	135	2,781
Sera Prognostics, Cl A *	127	417
Seres Therapeutics *	29	473
SI-BONE *	185	2,744
SIGA Technologies	184	1,524
Sight Sciences *	151	764
Simulations Plus *	76	1,306
Soleno Therapeutics *	213	14,305
Solventum *	682	47,085
Sotera Health *	699	11,603
Spyre Therapeutics *	233	5,699
STAAR Surgical *	162	4,191
STERIS PLC	482	113,607
Stoke Therapeutics *	237	7,119
Stryker	1,723	613,802
Summit Therapeutics *	536	10,136
Supernus Pharmaceuticals *	245	13,507
Surmodics *	63	1,728
Sutro Biopharma *	371	416
Syndax Pharmaceuticals *	387	5,302
Tactile Systems Technology *	102	1,537
Talkspace *	537	1,735
Tandem Diabetes Care *	302	4,228
Tango Therapeutics *	381	3,090
Tarsus Pharmaceuticals *	182	12,523
Tela Bio *	164	202
Teladoc Health *	797	6,878
Teleflex	216	26,886
Tempus AI, Cl A *	499	44,835
Terns Pharmaceuticals *	350	2,891
TG Therapeutics *	704	24,485
Theravance Biopharma *	171	2,507
Tonix Pharmaceuticals Holding *	40	745
TransMedics Group *	160	21,046
Travere Therapeutics *	407	14,310
Treace Medical Concepts *	205	1,310
Trevi Therapeutics *	397	4,629
TruBridge *	65	1,249
TScan Therapeutics *	225	437
Tyra Biosciences *	128	2,028
UFP Technologies *	34	6,550
United Therapeutics *	220	97,995
Upstream Bio *	237	6,126
UroGen Pharma *	190	3,889
US Physical Therapy	68	5,866
Vanda Pharmaceuticals *	250	1,088
Varex Imaging *	187	2,186
Vaxcyte *	603	27,304
Veeva Systems, Cl A *	729	212,285
Ventyx Biosciences *	285	2,431
Vera Therapeutics, Cl A *	232	6,603
COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
Veracyte *	350	$12,628
Verastem *	247	2,334
Vericel *	234	8,204
Verrica Pharmaceuticals *	24	85
Viemed Healthcare *	134	866
Viking Therapeutics *	492	18,735
Vir Biotechnology *	496	2,956
Viridian Therapeutics *	344	8,129
Vor BioPharma *	7	170
WaVe Life Sciences *	542	4,900
Waystar Holding *	432	15,487
West Pharmaceutical Services	351	99,007
X4 Pharmaceuticals *	27	107
Xencor *	320	4,707
Xeris Biopharma Holdings *	674	6,538
XOMA Royalty *	54	1,781
Zenas Biopharma *	109	3,406
Zentalis Pharmaceuticals *	242	363
Zevra Therapeutics *	233	2,372
Zimmer Biomet Holdings	970	97,543
Zoetis, Cl A	2,016	290,485
Zymeworks *	237	4,523
Zynex *	78	90
		10,758,405
INDUSTRIALS — 8.7%
374Water *	347	133
3M	2,614	435,231
AAON	332	32,616
AAR *	154	12,968
ABM Industries	281	12,083
ACCO Brands	395	1,485
Acuity Brands	150	54,758
ACV Auctions, Cl A *	756	6,857
Ads-Tec Energy PLC *	47	537
Advanced Drainage Systems	376	52,659
AerCap Holdings	867	112,918
AeroVironment *	182	67,324
AerSale *	143	1,061
AGCO	303	31,257
Air Lease, Cl A	493	31,483
Alamo Group	47	8,400
Alaska Air Group *	132	5,508
Albany International, Cl A	137	7,751
Alight, Cl A	1,916	5,518
Allegiant Travel, Cl A *	21	1,306
Allegion PLC	420	69,623
Allient	68	3,718
Allison Transmission Holdings	412	34,011
Alta Equipment Group	121	741
Ameresco, Cl A *	145	5,730
American Airlines Group *	756	9,926
American Superconductor *	190	11,254
American Woodmark *	64	4,079
AMETEK	1,129	228,182
Amprius Technologies *	416	5,861

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND OCTOBER 31, 2025

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
AO Smith	558	$36,822
API Group *	1,810	66,644
Apogee Enterprises	96	3,515
Applied Industrial Technologies	185	47,562
ArcBest	102	7,581
Archer Aviation, Cl A *	2,578	28,925
Arcosa	235	23,970
Argan	59	18,066
Armstrong World Industries	210	39,990
Array Technologies *	695	6,019
Astec Industries	102	4,746
Astronics *	136	6,688
Asure Software *	110	974
ATI *	685	67,794
Atkore	152	10,526
Atmus Filtration Technologies	376	17,100
Automatic Data Processing	1,987	517,216
Avis Budget Group *	74	10,069
Axon Enterprise *	362	265,067
AZZ	134	13,380
Babcock & Wilcox Enterprises *	421	1,520
Barrett Business Services	113	4,573
BlackSky Technology, Cl A *	136	2,872
Blink Charging *	427	726
Bloom Energy, Cl A *	1,039	137,314
Blue Bird *	141	7,044
BlueLinx Holdings *	35	2,290
Boise Cascade	169	11,913
Booz Allen Hamilton Holding, Cl A	594	51,773
Bowman Consulting Group, Cl A *	63	2,727
Brady, Cl A	193	14,651
Bridger Aerospace Group Holdings *	120	206
BrightView Holdings *	323	3,979
Brink's	200	22,232
Broadridge Financial Solutions	573	126,289
Builders FirstSource *	527	61,222
Byrna Technologies *	81	1,640
Cadre Holdings	114	4,840
Caesarstone *	94	106
Carlisle	210	68,261
Carpenter Technology	237	74,868
Carrier Global	3,925	233,498
Casella Waste Systems, Cl A *	305	27,014
Caterpillar	2,306	1,331,162
CBIZ *	234	12,870
CECO Environmental *	137	6,698
Centuri Holdings *	193	3,897
CH Robinson Worldwide	567	87,312
ChargePoint Holdings *	93	1,009
Chart Industries *	219	43,717
China Yuchai International	53	1,965
Cimpress PLC *	79	5,468
Cintas	1,683	308,443
Civeo	54	1,122
COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
Clarivate PLC *	1,760	$5,984
Clean Harbors *	238	50,101
CNH Industrial	3,917	41,089
Columbus McKinnon	127	2,061
Comfort Systems USA	171	165,114
Commercial Vehicle Group *	139	211
CompX International	7	157
Concentrix	240	9,674
Concrete Pumping Holdings	102	652
Conduent *	685	1,630
Construction Partners, Cl A *	228	26,072
Copa Holdings, Cl A	34	4,257
Copart *	4,343	186,792
Core & Main, Cl A *	932	48,632
CoreCivic *	475	8,802
Costamare	185	2,261
Covenant Logistics Group, Cl A	72	1,452
CRA International	29	5,524
Crane	238	45,220
CSG Systems International	126	9,862
CSW Industrials	81	20,284
CSX	9,144	329,367
Cummins	674	294,996
Curtiss-Wright	184	109,614
Custom Truck One Source *	272	1,602
Dayforce *	765	52,586
Deere	1,231	568,267
Delta Air Lines	802	46,019
Deluxe	200	3,622
Desktop Metal, Cl A *	108	536
Distribution Solutions Group *	42	1,148
DLH Holdings *	37	230
DNOW *	472	6,938
Donaldson	568	47,854
Douglas Dynamics	103	3,114
Dover	670	121,578
DXP Enterprises *	58	6,940
Dycom Industries *	137	39,427
Eaton PLC	1,919	732,214
EMCOR Group	217	146,644
Emerson Electric	2,753	384,236
Energy Recovery *	240	4,106
Energy Vault Holdings *	477	1,689
Enerpac Tool Group, Cl A	243	9,973
EnerSys	186	23,466
Ennis	113	1,853
Enovix *	863	10,347
Enpro	102	23,665
Enviri *	331	4,042
Eos Energy Enterprises *	1,094	17,537
Equifax	605	127,716
Esab	278	32,476
ESCO Technologies	124	27,214
ESS Tech *	35	145
ESS Tech *	1	4
Eve Holding *	202	881

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND OCTOBER 31, 2025

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
Everus Construction Group *	250	$22,723
EVI Industries	27	727
ExlService Holdings *	761	29,755
Expeditors International of Washington	668	81,429
Exponent	229	16,215
Fastenal	5,629	231,633
Federal Signal	292	34,465
FedEx	1,060	269,049
Ferguson Enterprises	959	238,312
First Advantage *	358	4,522
FiscalNote Holdings *	41	170
Fiverr International *	134	3,034
Flowserve	638	43,544
Fluence Energy, Cl A *	292	6,132
Forrester Research *	52	371
Fortive	1,655	83,313
Fortune Brands Innovations	588	29,870
Forward Air *	129	2,426
Franklin Covey *	48	815
Franklin Electric	179	16,964
Frontier Group Holdings *	260	1,004
FTAI Aviation	495	85,586
FTAI Infrastructure	473	2,526
FTI Consulting *	156	25,742
FuelCell Energy *	103	922
Gates Industrial PLC *	1,242	27,423
GATX	172	26,978
GE Vernova	1,333	779,992
Genco Shipping & Trading	178	3,033
Gencor Industries *	46	625
Generac Holdings *	286	48,054
General Electric	5,028	1,553,401
Genpact	848	32,351
GEO Group *	610	10,352
Gibraltar Industries *	132	8,235
Global Industrial	61	1,734
Gorman-Rupp	99	4,452
Grab Holdings, Cl A *	16,185	97,272
Graco	804	65,743
GrafTech International *	100	1,347
Graham *	47	2,928
Granite Construction	213	21,920
Great Lakes Dredge & Dock *	298	3,382
Greenbrier	136	5,681
Griffon	198	14,654
GXO Logistics *	550	30,916
Hayward Holdings *	960	16,291
Healthcare Services Group *	328	5,861
Heartland Express	198	1,544
HEICO	209	66,414
HEICO, Cl A	367	90,917
Heidrick & Struggles International	90	5,253
Helios Technologies	151	8,359
Herc Holdings	159	22,586
COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
Hertz Global Holdings *	533	$2,734
Hexcel	386	27,560
Hillenbrand	318	10,049
Hillman Solutions *	886	8,169
HireQuest	25	213
HNI	196	8,020
Howmet Aerospace	1,963	404,280
Hub Group, Cl A	266	9,797
Hubbell, Cl B	260	122,200
Hudson Technologies *	171	1,552
Huron Consulting Group *	77	12,662
Hyliion Holdings *	537	1,273
Hyster-Yale	44	1,581
IBEX Holdings *	46	1,719
ICF International	83	6,663
IDEX	371	63,612
IES Holdings *	39	15,283
Illinois Tool Works	1,375	335,390
Ingersoll Rand	1,977	150,904
Innodata *	140	10,445
Innovative Solutions and Support *	62	583
Insperity	158	6,971
Insteel Industries	83	2,593
Interface, Cl A	251	6,250
Intuitive Machines *	458	5,464
ITT	383	70,882
Jacobs Solutions	583	90,837
Janus International Group *	608	5,837
JB Hunt Transport Services	369	62,309
JELD-WEN Holding *	378	1,641
JetBlue Airways *	416	1,747
Joby Aviation *	2,125	36,848
John Bean Technologies	204	25,724
Johnson Controls International PLC	3,222	368,565
Kadant	53	14,663
Karat Packaging	40	961
Kelly Services, Cl A	138	1,547
Kennametal	344	7,551
Kforce	80	2,024
Kirby *	274	28,354
Knight-Swift Transportation Holdings, Cl A	771	34,788
Korn Ferry	233	15,075
L B Foster, Cl A *	38	1,041
Landstar System	167	21,448
LanzaTech Global *	8	178
Legalzoom.com *	770	7,677
Lennox International	155	78,275
Leonardo DRS	344	12,577
Limbach Holdings *	47	4,441
Lincoln Electric Holdings	272	63,770
Lindsay	49	5,451
Liquidity Services *	94	2,250
Loar Holdings *	205	16,222
LSI Industries	127	2,907

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND OCTOBER 31, 2025

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
Lyft, Cl A *	1,896	$38,792
Manitowoc *	154	1,566
ManpowerGroup	208	6,377
Marten Transport	263	2,696
Masco	1,032	66,832
MasTec *	302	61,656
Masterbrand *	567	7,161
Matrix Service *	119	1,787
Matson	146	14,739
Maximus	273	22,692
Mayville Engineering *	64	1,140
McGrath RentCorp	111	11,926
Mercury Systems *	255	19,740
Microvast Holdings *	809	4,409
Middleby *	242	30,064
Miller Industries	51	2,047
MillerKnoll	300	4,686
Mistras Group *	92	878
Montrose Environmental Group *	145	3,753
MRC Global *	381	5,315
MSA Safety	183	28,736
MSC Industrial Direct, Cl A	213	18,086
Mueller Industries	531	56,217
Mueller Water Products, Cl A	758	19,450
MYR Group *	69	15,021
NANO Nuclear Energy *	130	6,180
National Presto Industries	25	2,674
Net Power *	84	321
Net Power *	73	279
Newpark Resources *	345	4,244
NEXTracker, Cl A *	707	71,563
NL Industries	38	230
NN *	206	352
Nordson	248	57,524
Norfolk Southern	1,104	312,852
Northwest Pipe *	44	2,647
NuScale Power *	581	26,069
nVent Electric PLC	800	91,480
Old Dominion Freight Line	938	131,714
Omega Flex	16	442
Openlane *	481	12,708
Orion Group Holdings *	168	1,809
Oshkosh	313	38,590
Otis Worldwide	1,926	178,656
Owens Corning	414	52,706
PACCAR	2,530	248,952
Palladyne AI *	90	753
PAM Transportation Services *	25	252
Pangaea Logistics Solutions	132	653
Park Aerospace	82	1,571
Parker-Hannifin	625	483,019
Park-Ohio Holdings	45	928
Parsons *	259	21,533
Paychex	1,581	185,024
Paycom Software	253	47,334
Paylocity Holding *	214	30,232
COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
Pentair PLC	800	$85,080
Pitney Bowes	737	7,282
Planet Labs PBC *	1,041	14,001
Plug Power *	5,434	14,617
Powell Industries	43	16,486
Preformed Line Products	11	2,333
Primoris Services	251	35,522
Proto Labs *	107	5,324
Quad	127	700
Quanex Building Products	208	2,956
Quanta Services	714	320,679
QXO *	2,629	46,454
Radiant Logistics *	165	998
RBC Bearings *	151	64,708
Redwire *	247	1,944
Regal Rexnord	324	45,648
Republic Services, Cl A	992	206,574
Resideo Technologies *	662	28,334
Resolute Holdings Management *	20	1,473
Resources Connection	134	590
REV Group	214	10,972
Robert Half	452	11,838
Rockwell Automation	553	203,703
Rollins	1,448	83,419
Rush Enterprises, Cl A	276	13,637
Rush Enterprises, Cl B	32	1,679
RXO *	735	13,032
Ryder System	185	31,308
Safe Bulkers	247	1,158
Saia *	130	38,025
Schneider National, Cl B	191	4,082
Sensata Technologies Holding PLC	707	22,504
SES AI *	875	2,065
Shoals Technologies Group, Cl A *	750	7,883
Simpson Manufacturing	204	36,006
SiteOne Landscape Supply *	216	28,030
Skillsoft *	19	249
Sky Harbour Group, Cl A *	95	939
SkyWest *	46	4,622
SKYX Platforms *	310	546
Snap-on	251	84,223
Southland Holdings *	34	152
Southwest Airlines	647	19,604
Spire Global *	105	1,142
Spirit AeroSystems Holdings, Cl A *	570	20,913
SPX Technologies *	222	49,704
SS&C Technologies Holdings	1,051	89,251
Standardaero *	521	15,052
Standex International	54	12,594
Stanley Black & Decker	758	51,332
Steelcase, Cl A	400	6,384
Stem *	36	712
Sterling Infrastructure *	145	54,796
Stratasys *	273	2,899

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND OCTOBER 31, 2025

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
Sun Country Airlines Holdings *	61	$749
Sunrun *	1,055	21,902
Symbotic, Cl A *	245	19,833
TAT Technologies *	57	2,394
Tecnoglass	116	6,917
Tennant	84	6,720
Terex	287	13,208
Tetra Tech	1,289	41,222
Thermon Group Holdings *	148	4,252
Timken	313	24,574
Titan International *	221	1,669
Titan Machinery *	94	1,542
Toro	480	35,870
Trane Technologies PLC	1,098	492,618
Transcat *	41	2,979
TransDigm Group	273	357,223
TransUnion	951	77,202
Trex *	523	25,271
TriNet Group	135	8,100
Trinity Industries	368	10,072
TrueBlue *	129	611
TTEC Holdings *	119	415
Tutor Perini *	202	13,607
Uber Technologies *	10,232	987,388
UFP Industries	288	26,533
U-Haul Holding *	41	2,180
U-Haul Holding, Cl B	491	23,809
UL Solutions, Cl A	302	23,517
UniFirst	68	10,496
Union Pacific	2,875	633,564
United Airlines Holdings *	403	37,898
United Parcel Service, Cl B	3,605	347,594
United Rentals	314	273,551
Universal Logistics Holdings	31	502
Upwork *	562	8,958
V2X *	91	5,195
Valmont Industries	97	40,103
Veralto	1,171	115,554
Verisk Analytics, Cl A	684	149,632
Verra Mobility, Cl A *	695	16,131
Vertiv Holdings, Cl A	1,828	352,548
Vestis	508	2,667
Vicor *	106	9,617
Virgin Galactic Holdings *	177	697
VSE	87	15,719
Wabash National	179	1,436
Waste Management	1,981	395,744
Watsco	171	62,930
Watts Water Technologies, Cl A	134	36,528
Werner Enterprises	268	7,022
WESCO International	233	60,470
Westinghouse Air Brake Technologies	830	169,685
Wheels Up Experience *	360	493
Willdan Group *	62	5,860
Willis Lease Finance	15	1,926

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
WillScot Holdings, Cl A	871	$18,944
Woodward	289	75,750
Worthington Enterprises	141	7,909
WW Grainger	221	216,359
Xometry, Cl A *	195	9,495
XPO *	552	79,416
Xylem	1,192	179,813
Zurn Elkay Water Solutions	798	37,594
		25,226,626

INFORMATION TECHNOLOGY — 37.5%
8x8 *	584	1,075
A10 Networks	320	5,709
Accenture PLC, Cl A	3,075	769,058
ACI Worldwide *	507	24,148
ACM Research, Cl A *	233	9,660
Adeia	482	8,213
Adobe *	2,079	707,504
ADTRAN Holdings *	357	3,720
Advanced Energy Industries	183	37,100
Advanced Micro Devices *	7,927	2,030,148
Aehr Test Systems *	126	3,275
Aeva Technologies *	81	1,324
Agilysys *	116	14,553
Akamai Technologies *	704	52,870
Alarm.com Holdings *	215	10,582
Alkami Technology *	298	6,046
Alpha & Omega Semiconductor *	110	3,087
Ambarella *	182	15,512
Amdocs	546	46,006
Amkor Technology	529	17,076
Amphenol, Cl A	5,971	831,999
Amplitude, Cl A *	364	3,658
Analog Devices	2,427	568,234
Appfolio, Cl A *	103	26,206
Appian, Cl A *	186	5,567
Apple	71,786	19,408,781
Applied Digital *	1,053	36,497
Applied Materials	3,941	918,647
Applied Optoelectronics *	239	8,499
AppLovin, Cl A *	1,229	783,279
Arista Networks *	4,833	762,116
Arlo Technologies *	453	8,761
Arrow Electronics *	254	28,334
Arteris *	128	1,742
Asana, Cl A *	396	5,564
ASGN *	193	8,639
Astera Labs *	641	119,662
Atlassian, Cl A *	799	135,367
Atomera *	131	414
AudioEye *	35	538
Aurora Innovation, Cl A *	6,587	34,516
Autodesk *	1,050	316,407
AvePoint *	686	9,652
Aviat Networks *	47	1,173
Avnet	408	19,768

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND OCTOBER 31, 2025

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY— continued
Axcelis Technologies *	144	$11,457
Backblaze, Cl A *	184	1,897
Badger Meter	144	25,985
Bel Fuse, Cl A	7	957
Bel Fuse, Cl B	47	7,238
Belden	191	23,273
Benchmark Electronics	159	6,967
Bentley Systems, Cl B	724	36,801
BigBear.ai Holdings *	1,293	8,948
BigCommerce Holdings *	304	1,408
BILL Holdings *	459	22,794
Bit Digital *	1,400	5,124
Bitdeer Technologies Group, Cl A *	436	9,679
Blackbaud *	217	13,897
BlackLine *	259	14,828
Blend Labs, Cl A *	1,053	3,485
Box, Cl A *	681	21,853
Braze, Cl A *	356	10,203
Broadcom	22,659	8,375,446
C3.ai, Cl A *	550	9,669
Cadence Design Systems *	1,334	451,812
Calix *	269	18,405
CCC Intelligent Solutions Holdings *	2,769	24,146
CDW	644	102,634
Cerence *	178	1,910
CEVA *	105	2,857
Ciena *	688	130,665
Cipher Mining *	1,315	24,525
Cirrus Logic *	251	33,295
Cisco Systems	17,629	1,288,856
Cleanspark *	1,341	23,870
Clear Secure, Cl A	415	12,645
Clearfield *	52	1,836
Clearwater Analytics Holdings, Cl A *	1,369	25,203
Climb Global Solutions	19	2,111
Cloudflare, Cl A *	1,425	360,952
Cognex	822	34,023
Cognizant Technology Solutions, Cl A	2,410	175,641
Coherent *	751	99,102
Cohu *	203	4,829
CommScope Holding *	915	15,829
CommVault Systems *	214	29,793
CompoSecure, Cl A *	175	3,475
Comtech Telecommunications *	124	352
Confluent, Cl A *	1,235	28,862
Consensus Cloud Solutions *	86	2,522
Core Scientific *	1,340	28,864
Corsair Gaming *	208	1,695
CPI Card Group *	28	438
Crane NXT	222	14,042
Credo Technology Group Holding *	729	136,775

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY— continued
Crowdstrike Holdings, Cl A *	1,183	$642,381
CS Disco *	102	645
CTS	132	5,479
CyberArk Software *	244	127,070
Daily Journal *	6	2,430
Daktronics *	186	3,495
Datadog, Cl A *	1,537	250,239
Dell Technologies, Cl C	1,506	243,987
Diebold Nixdorf *	111	6,566
Digi International *	164	6,016
Digimarc *	84	817
Digital Turbine *	466	2,908
DigitalOcean Holdings *	302	12,279
Diodes *	205	10,939
DocuSign, Cl A *	980	71,677
Dolby Laboratories, Cl A	297	19,697
Domo, Cl B *	142	1,945
Dropbox, Cl A *	943	27,347
DXC Technology *	815	11,573
Dynatrace *	1,474	74,540
Eastman Kodak *	316	2,003
eGain *	79	1,139
Elastic *	448	39,971
Enphase Energy *	621	18,947
Entegris	742	67,945
EPAM Systems *	268	43,829
ePlus	119	8,706
Evolv Technologies Holdings *	627	4,853
Expensify, Cl A *	256	417
Extreme Networks *	591	11,241
F5 *	280	70,854
Fair Isaac *	116	192,505
Fastly, Cl A *	600	4,974
First Solar *	498	132,936
Five9 *	337	8,182
Flex *	1,828	114,287
FormFactor *	349	19,178
Fortinet *	3,125	270,094
Frequency Electronics *	30	1,102
Freshworks, Cl A *	1,025	11,378
Gartner *	368	91,389
Gen Digital	2,651	69,880
Gitlab, Cl A *	638	31,103
GlobalFoundries *	482	17,159
Globant *	197	12,131
GoDaddy, Cl A *	695	92,525
Grid Dynamics Holdings *	298	2,783
Guidewire Software *	410	95,792
Hackett Group	113	2,046
Harmonic *	504	5,393
Hewlett Packard Enterprise	6,399	156,264
HP	4,604	127,393
HubSpot *	250	122,980
I3 Verticals, Cl A *	106	3,260
Ichor Holdings *	150	3,402
Identiv *	92	368

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND OCTOBER 31, 2025

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY— continued
Immersion	131	$876
Impinj *	128	25,876
Informatica, Cl A *	493	12,261
Information Services Group	176	970
Insight Enterprises *	144	14,400
Intapp *	255	9,787
Intel *	19,648	785,724
InterDigital	124	44,883
International Business Machines	4,550	1,398,715
inTEST *	53	449
Intuit	1,337	892,514
IonQ *	1,210	75,480
IPG Photonics *	110	9,363
Itron *	221	22,173
Jabil	503	111,108
Jamf Holding *	372	4,780
JFrog *	461	21,888
Kaltura *	380	589
Keysight Technologies *	839	153,503
Kimball Electronics *	107	3,111
KLA	648	783,264
Klaviyo, Cl A *	449	11,674
Knowles *	382	9,019
Kopin *	690	2,387
Kulicke & Soffa Industries	233	9,304
Kyndryl Holdings *	1,115	32,246
Lam Research	6,303	992,470
Lattice Semiconductor *	664	48,445
Life360 *	375	37,016
Lightwave Logic *	564	2,656
Littelfuse	119	28,954
LivePerson *	24	149
LiveRamp Holdings *	290	7,929
Lumentum Holdings *	329	66,313
MACOM Technology Solutions Holdings *	314	46,513
Manhattan Associates *	294	53,529
MARA Holdings *	1,756	32,082
Marvell Technology	4,222	395,770
MaxLinear, Cl A *	362	5,484
Methode Electronics	155	1,043
Microchip Technology	2,605	162,604
Micron Technology	5,485	1,227,378
Microsoft	36,550	18,925,956
MicroStrategy, Cl A *	1,272	342,817
MicroVision *	1,124	1,315
Mirion Technologies, Cl A *	982	28,841
Mitek Systems *	195	1,796
MKS Instruments	328	47,137
Monday.com *	203	41,664
MongoDB, Cl A *	389	139,970
Monolithic Power Systems	227	228,135
Motorola Solutions	817	332,282
N-Able *	331	2,592
Napco Security Technologies	154	6,799
Navitas Semiconductor, Cl A *	679	9,139

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY— continued
nCino *	478	$12,753
NCR Voyix *	613	6,994
NetApp	980	115,424
NETGEAR *	122	4,236
NetScout Systems *	319	8,868
NextNav *	347	4,632
nLight *	215	7,097
Novanta *	168	21,338
Nutanix, Cl A *	1,285	91,543
NVE	22	1,519
NVIDIA	115,210	23,328,873
NXP Semiconductors	1,238	258,891
Okta, Cl A *	813	74,414
ON Semiconductor *	2,042	102,263
ON24 *	123	679
OneSpan	162	1,847
Onestream, Cl A *	304	5,743
Onto Innovation *	238	32,120
Ooma *	111	1,247
Oracle	8,099	2,126,878
OSI Systems *	75	20,885
Ouster *	215	7,172
Pagaya Technologies, Cl A *	221	5,943
PagerDuty *	391	6,279
Palantir Technologies, Cl A *	10,699	2,144,829
Palo Alto Networks *	3,247	715,119
PAR Technology *	181	6,397
PC Connection	50	3,049
PDF Solutions *	143	4,166
Pegasystems	451	28,706
Photronics *	262	6,262
Plexus *	131	18,327
Porch Group *	451	6,788
Power Integrations	252	10,556
Powerfleet NJ *	513	2,616
Procore Technologies *	555	40,970
Progress Software *	193	8,230
PROS Holdings *	198	4,564
PTC *	583	115,749
Pure Storage, Cl A *	1,518	149,827
Q2 Holdings *	291	17,972
Qorvo *	451	42,809
QUALCOMM	5,380	973,242
Qualys *	177	21,817
Quantum Computing *	618	10,327
Rackspace Technology *	346	554
Rambus *	522	53,682
Rapid7 *	286	5,294
Red Violet	50	2,682
Rekor Systems *	515	1,303
ReposiTrak	55	826
Ribbon Communications *	419	1,408
Richardson Electronics	54	582
Rigetti Computing *	1,496	66,228
Rimini Street *	244	971
RingCentral, Cl A *	352	10,602

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND OCTOBER 31, 2025

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY— continued
Riot Platforms *	1,620	$32,044
Riskified, Cl A *	336	1,589
Roadzen *	193	330
Rogers *	84	7,353
Roper Technologies	526	234,675
Rubrik, Cl A *	580	43,657
Salesforce	4,553	1,185,647
Samsara, Cl A *	1,323	53,145
SanDisk *	694	138,335
Sanmina *	252	34,537
ScanSource *	94	4,033
Seagate Technology Holdings PLC	1,038	265,603
SEMrush Holdings, Cl A *	244	1,771
Semtech *	420	28,501
SentinelOne, Cl A *	1,541	27,507
ServiceNow *	1,021	938,585
ServiceTitan, Cl A *	253	23,873
Silicon Laboratories *	156	20,448
SiTime *	102	29,543
SkyWater Technology *	136	2,378
Skyworks Solutions	734	57,046
SMART Global Holdings *	233	5,189
SmartRent, Cl A *	676	940
Snowflake, Cl A *	1,440	395,827
SolarEdge Technologies *	260	9,123
SoundHound AI, Cl A *	1,767	31,135
SoundThinking *	41	383
Sprinklr, Cl A *	529	4,084
Sprout Social, Cl A *	225	2,311
SPS Commerce *	184	15,132
Starz Entertainment *	59	620
Super Micro Computer *	2,516	130,731
Synaptics *	171	12,131
Synopsys *	902	409,346
TD SYNNEX	362	56,649
TE Connectivity PLC	1,448	357,670
Teledyne Technologies *	228	120,115
Telos *	249	1,708
Tenable Holdings *	548	15,903
Teradata *	424	8,840
Teradyne	788	143,227
Terawulf *	1,525	23,638
Texas Instruments	4,460	720,112
Trimble *	1,167	93,068
TTM Technologies *	482	32,390
Tucows, Cl A *	31	594
Turtle Beach *	61	1,031
Twilio, Cl A *	680	91,718
Tyler Technologies *	211	100,491
UiPath, Cl A *	1,963	31,133
Ultra Clean Holdings *	201	5,509
Unisys *	297	1,060
Unity Software *	1,507	57,115
Universal Display	216	31,812
Varonis Systems, Cl B *	529	18,637
Veeco Instruments *	260	7,475
COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY— continued
Verint Systems *	270	$5,476
VeriSign	389	93,282
Vertex, Cl A *	299	6,847
Viant Technology, Cl A *	66	586
ViaSat *	591	23,534
Viavi Solutions *	1,004	17,771
Vishay Intertechnology	556	9,441
Vishay Precision Group *	53	1,985
Vontier	721	27,759
Vuzix *	293	982
Weave Communications *	283	2,097
Western Digital	1,690	253,855
WM Technology *	359	377
Workday, Cl A *	1,046	250,956
Workiva, Cl A *	242	20,572
Xerox Holdings	517	1,716
Xperi *	198	1,331
Yext *	448	3,795
Zebra Technologies, Cl A *	249	67,043
Zeta Global Holdings, Cl A *	864	15,543
Zoom Video Communications, Cl A *	1,166	101,710
Zscaler *	482	159,609
		108,395,926

MATERIALS — 2.2%
AdvanSix	117	2,175
Air Products and Chemicals	1,069	259,329
Albemarle	577	56,679
Alcoa	1,269	46,687
Alpha Metallurgical Resources *	47	8,143
Alto Ingredients *	334	337
Amcor PLC	11,388	89,965
American Vanguard *	143	639
AptarGroup	323	37,471
Ardagh Metal Packaging	655	2,338
Arq *	146	969
Ashland	207	10,122
ASP Isotopes *	334	3,383
Aspen Aerogels *	370	3,012
Avery Dennison	380	66,458
Avient	410	13,149
Axalta Coating Systems *	1,059	30,150
Balchem	159	24,389
Ball	1,355	63,685
Cabot	260	17,545
Celanese, Cl A	541	20,796
Century Aluminum *	235	6,961
CF Industries Holdings	790	65,799
Chemours	676	9,052
Clearwater Paper *	70	1,235
Cleveland-Cliffs *	2,383	29,621
Coeur Mining *	2,916	50,068
Commercial Metals	543	32,232
Compass Minerals International *	188	3,260
Constellium, Cl A *	639	10,051

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND OCTOBER 31, 2025

COMMON STOCK — continued
	Shares	Value
MATERIALS— continued
Contango ORE *	36	$773
Corteva	3,337	205,025
CRH PLC	3,303	393,387
Crown Holdings	566	55,004
Dakota Gold *	409	1,669
Dow	3,457	82,449
DuPont de Nemours	1,821	148,685
Eagle Materials	158	33,547
Eastman Chemical	563	33,510
Ecolab	1,247	319,731
Ecovyst *	517	4,234
Element Solutions	1,115	29,793
Ferroglobe PLC	540	2,619
Flotek Industries *	51	883
FMC	596	9,041
Freeport-McMoRan	7,015	292,526
Glatfelter *	161	1,463
Graphic Packaging Holding	1,434	22,930
Greif, Cl A	115	6,542
Greif, Cl B	12	707
Hawkins	87	12,341
HB Fuller	245	14,056
Hecla Mining	2,921	37,593
Huntsman	749	6,202
Ingevity *	164	8,810
Innospec	113	8,315
International Flavors & Fragrances	1,254	78,964
International Paper	2,583	99,807
Intrepid Potash *	54	1,438
Ivanhoe Electric *	391	5,783
James Hardie Industries PLC ADR *	2,821	59,044
Kaiser Aluminum	72	6,518
Knife River *	276	16,687
Koppers Holdings	87	2,455
Kronos Worldwide	98	482
Lifezone Metals *	101	502
Linde PLC	2,309	965,855
Louisiana-Pacific	308	26,830
LSB Industries *	232	1,956
LyondellBasell Industries, Cl A	1,253	58,164
Martin Marietta Materials	295	180,865
Materion	92	10,546
Mativ Holdings	241	2,574
Metallus *	164	2,885
Minerals Technologies	142	8,059
Mosaic	1,549	42,520
MP Materials *	714	45,046
Myers Industries	167	2,894
NewMarket	40	30,716
Newmont	5,386	436,104
Nucor	1,126	168,956
O-I Glass, Cl I *	691	7,801
Olin	522	10,805
Olympic Steel	45	1,665
COMMON STOCK — continued
	Shares	Value
MATERIALS— continued
Origin Materials *	623	$381
Packaging Corp of America	435	85,156
Perimeter Solutions *	636	14,952
PPG Industries	1,111	108,600
PureCycle Technologies *	734	8,500
Quaker Chemical	63	8,750
Ramaco Resources, Cl A *	130	3,947
Ramaco Resources, Cl B	31	454
Ranpak Holdings, Cl A *	208	1,102
Rayonier Advanced Materials *	285	1,981
Reliance	257	72,585
Royal Gold	323	56,457
RPM International	624	68,191
Ryerson Holding	123	2,713
Scotts Miracle-Gro, Cl A	194	10,383
Sealed Air	717	24,027
Sensient Technologies	205	19,329
Sherwin-Williams	1,129	389,437
Silgan Holdings	403	15,564
Smurfit WestRock PLC	2,551	94,183
Sonoco Products	479	19,433
Steel Dynamics	682	106,938
Stepan	99	4,292
SunCoke Energy	382	3,060
Sylvamo	154	6,252
Tredegar *	121	836
TriMas	163	5,791
Trinseo PLC	149	218
Tronox Holdings PLC, Cl A	534	1,869
United States Lime & Minerals	49	5,744
Vulcan Materials	649	187,886
Warrior Met Coal	235	15,942
Westlake	160	11,010
Worthington Steel	169	5,406
		6,334,825

REAL ESTATE — 2.3%
Acadia Realty Trust ‡	596	11,366
Agree Realty ‡	531	38,768
Alexander & Baldwin ‡	326	5,206
Alexander's ‡	9	1,988
Alpine Income Property Trust ‡	59	866
American Assets Trust ‡	211	4,032
American Healthcare REIT ‡	776	35,168
American Homes 4 Rent, Cl A ‡	1,562	49,359
American Tower ‡	2,294	410,580
Americold Realty Trust ‡	1,280	16,499
Anywhere Real Estate *	429	4,312
Apartment Investment and Management, Cl A ‡	604	3,213
Apple Hospitality ‡	963	10,776
Armada Hoffler Properties ‡	360	2,354
AvalonBay Communities ‡	697	121,222
Braemar Hotels & Resorts ‡	282	719
Brandywine Realty Trust ‡	766	2,627
Brixmor Property Group ‡	1,493	39,057

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND OCTOBER 31, 2025

COMMON STOCK — continued
	Shares	Value
REAL ESTATE— continued
Broadstone Net Lease, Cl A ‡	843	$15,107
BRT Apartments ‡	48	706
BXP ‡	774	55,101
Camden Property Trust ‡	518	51,531
CareTrust ‡	937	32,467
CBL & Associates Properties ‡	85	2,514
CBRE Group, Cl A *	1,430	217,975
Centerspace ‡	76	4,503
Chatham Lodging Trust ‡	218	1,395
City Office REIT ‡	177	1,221
Clipper Realty ‡	53	206
Compass, Cl A *	2,521	19,437
COPT Defense Properties ‡	514	14,479
CoStar Group *	2,055	141,382
Cousins Properties ‡	818	21,211
Crown Castle ‡	2,137	192,800
CTO Realty Growth ‡	143	2,385
CubeSmart ‡	1,111	41,851
Curbline Properties ‡	437	10,077
Cushman & Wakefield PLC *	1,042	16,359
DiamondRock Hospitality ‡	921	7,202
Digital Realty Trust ‡	1,651	281,347
Douglas Elliman *	325	803
Douglas Emmett ‡	742	9,602
Easterly Government Properties, Cl A ‡	193	4,177
EastGroup Properties ‡	260	45,378
Elme Communities ‡	398	6,547
Empire State Realty Trust, Cl A ‡	629	4,648
EPR Properties ‡	366	17,941
Equinix ‡	479	405,239
Equity LifeStyle Properties ‡	862	52,625
Equity Residential ‡	1,810	107,586
Essential Properties Realty Trust ‡	968	28,924
Essex Property Trust ‡	313	78,804
eXp World Holdings	375	3,840
Extra Space Storage ‡	1,031	137,680
Farmland Partners ‡	179	1,795
Federal Realty Investment Trust ‡	420	40,400
First Industrial Realty Trust ‡	648	35,821
Forestar Group *	87	2,263
Four Corners Property Trust ‡	453	10,709
Franklin Street Properties ‡	374	449
FrontView REIT ‡	81	1,077
FRP Holdings *	50	1,185
Getty Realty ‡	256	7,022
Gladstone Commercial ‡	210	2,400
Gladstone Land ‡	154	1,395
Global Net Lease ‡	1,008	7,681
Healthcare Realty Trust, Cl A ‡	1,708	30,266
Highwoods Properties ‡	485	13,886
Host Hotels & Resorts ‡	3,358	53,795
Howard Hughes Holdings *	141	11,179
Hudson Pacific Properties *‡	1,716	4,187
Independence Realty Trust ‡	1,139	18,144
COMMON STOCK — continued
	Shares	Value
REAL ESTATE— continued
Industrial Logistics Properties Trust ‡	242	$1,278
InvenTrust Properties ‡	352	9,645
Invitation Homes ‡	2,814	79,214
Iron Mountain ‡	1,438	148,042
JBG SMITH Properties ‡	282	5,496
Jones Lang LaSalle *	228	69,561
Kennedy-Wilson Holdings	486	3,674
Kilroy Realty ‡	574	24,252
Kimco Realty ‡	3,264	67,434
Kite Realty Group Trust ‡	1,072	23,734
Lamar Advertising, Cl A ‡	428	50,757
Lineage ‡	323	12,726
LTC Properties ‡	205	7,191
LXP Industrial Trust, Cl B ‡	1,313	12,460
Macerich ‡	1,233	21,146
Marcus & Millichap	111	3,242
Maui Land & Pineapple *	32	512
Mid-America Apartment Communities ‡	571	73,219
Millrose Properties, Cl A ‡	589	18,972
National Health Investors ‡	203	15,126
National Storage Affiliates Trust ‡	322	9,367
NET Lease Office Properties ‡	67	1,966
NETSTREIT ‡	429	7,988
Newmark Group, Cl A	673	12,000
NexPoint Diversified Real Estate Trust ‡	148	471
NexPoint Residential Trust ‡	95	2,914
NNN REIT ‡	919	37,183
Offerpad Solutions *	71	166
Office Properties Income Trust ‡	335	12
Omega Healthcare Investors ‡	1,420	59,683
One Liberty Properties ‡	69	1,386
Opendoor Technologies *	3,055	23,737
Orion Office REIT ‡	248	613
Outfront Media ‡	667	11,797
Paramount Group *‡	876	5,729
Park Hotels & Resorts ‡	841	8,654
Peakstone Realty Trust ‡	163	2,202
Pebblebrook Hotel Trust ‡	530	5,544
Phillips Edison ‡	613	20,744
Piedmont Office Realty Trust, Cl A ‡	559	4,506
Plymouth Industrial ‡	188	4,136
Postal Realty Trust, Cl A ‡	86	1,274
PotlatchDeltic ‡	351	14,040
Prologis ‡	4,540	563,369
Public Storage ‡	775	215,884
Rayonier ‡	757	16,707
RE/MAX Holdings, Cl A *	77	611
Realty Income ‡	4,414	255,924
Regency Centers ‡	885	61,021
Rexford Industrial Realty ‡	1,157	47,807
RLJ Lodging Trust ‡	671	4,563
RMR Group, Cl A	70	1,083

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND OCTOBER 31, 2025

COMMON STOCK — continued
	Shares	Value
REAL ESTATE— continued
Ryman Hospitality Properties ‡	296	$25,725
Sabra Health Care ‡	1,144	20,386
Safehold ‡	253	3,651
Saul Centers ‡	58	1,717
SBA Communications, Cl A ‡	523	100,144
Seaport Entertainment Group *	34	818
Seritage Growth Properties *	162	658
Service Properties Trust ‡	710	1,519
Sila Realty Trust ‡	249	5,901
Simon Property Group ‡	1,534	269,616
SITE Centers ‡	225	1,649
SL Green Realty ‡	349	17,921
St. Joe	169	9,596
STAG Industrial ‡	916	35,055
Star Holdings *	59	432
Stratus Properties *	33	620
Strawberry Fields REIT ‡	33	384
Summit Hotel Properties ‡	490	2,519
Sun Communities ‡	616	77,986
Sunstone Hotel Investors ‡	898	7,947
Tanger ‡	505	16,443
Tejon Ranch *	100	1,582
Terreno Realty ‡	498	28,451
Transcontinental Realty Investors *	5	224
UDR ‡	1,620	54,578
UMH Properties ‡	341	4,958
Urban Edge Properties ‡	575	11,057
Veris Residential ‡	317	4,552
Vornado Realty Trust ‡	860	32,628
Welltower ‡	3,285	594,716
Weyerhaeuser ‡	3,532	81,236
Whitestone, Cl B ‡	225	2,822
WP Carey ‡	1,060	69,960
Xenia Hotels & Resorts ‡	447	5,498
Zillow Group, Cl A *	250	17,883
Zillow Group, Cl C *	804	60,284
		6,658,694

UTILITIES — 2.6%
AES	3,456	47,935
Allete	264	17,775
Alliant Energy	1,258	84,060
Ameren	1,352	137,931
American Electric Power	2,603	313,037
American States Water	174	12,408
American Water Works	954	122,522
Artesian Resources, Cl A	41	1,321
Atmos Energy	778	133,598
Avista	365	13,888
Black Hills	353	22,391
Cadiz *	248	1,314
California Water Service Group	270	11,983
CenterPoint Energy	3,192	122,062
Chesapeake Utilities	104	13,237
Clearway Energy, Cl A	137	4,109
COMMON STOCK — continued
	Shares	Value
UTILITIES— continued
Clearway Energy, Cl C	373	$11,910
CMS Energy	1,450	106,647
Consolidated Edison	1,767	172,123
Consolidated Water	68	2,313
Constellation Energy	1,532	577,564
Dominion Energy	4,184	245,559
DTE Energy	894	121,173
Duke Energy	3,806	473,086
Edison International	1,887	104,502
Entergy	2,111	202,846
Essential Utilities	1,375	53,666
Evergy	1,100	84,491
Eversource Energy	1,792	132,267
Exelon	4,955	228,525
FirstEnergy	2,690	123,283
Genie Energy, Cl B	92	1,385
Global Water Resources	60	595
Hallador Energy *	139	3,007
Hawaiian Electric Industries *	787	9,145
IDACORP, Cl Rights	264	34,061
MDU Resources Group	919	17,626
MGE Energy	167	13,839
Middlesex Water	81	4,655
Montauk Renewables *	285	578
National Fuel Gas	438	34,563
New Jersey Resources	490	21,707
NextEra Energy	10,092	821,489
NextEra Energy Partners	428	4,220
NiSource	2,305	97,063
Northwest Natural Holding	181	8,241
Northwestern Energy Group	277	16,529
NRG Energy	945	162,408
OGE Energy	984	43,434
Oklo, Cl A *	572	75,944
ONE Gas	303	24,298
Ormat Technologies	286	30,422
Otter Tail	187	14,440
PG&E	10,776	171,985
Pinnacle West Capital	583	51,607
Portland General Electric	535	24,439
PPL	3,492	127,528
Public Service Enterprise Group	2,446	197,050
Pure Cycle *	93	1,024
Sempra	3,204	294,576
SJW Group	147	6,799
Southern	5,371	505,089
Southwest Gas Holdings	312	24,804
Spire	276	23,846
Star Group	127	1,469
Talen Energy *	224	89,551
TXNM Energy	473	26,866
UGI	1,047	35,001
Unitil	73	3,559
Vistra	1,653	311,260
WEC Energy Group	1,565	174,857
Xcel Energy	2,829	229,630

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND OCTOBER 31, 2025

COMMON STOCK — continued
	Shares	Value
UTILITIES— continued
York Water	65	$2,019
		7,442,134
Total Common Stock
(Cost $196,271,968)		278,952,098
RIGHTS — 0.0%

	Number Of Rights
AbioMed‡‡	101	—
Alibero Pharma‡‡	36	—
Blueprint Medicines*‡‡	286	132
Concentra Biosciences‡‡	66	1
Concentra Biosciences‡‡	164	15
Concert Pharmaceuticals‡‡	89	—
Flexion Therapeutics‡‡(A)	42	—
Icosavax‡‡	105	—
Inhibrx‡‡	132	—
MannKind‡‡	171	55
Novartis‡‡	104	—
Poseida Therapeutics‡‡	286	143
Prevail Therapeutics‡‡(A)	16	—
Roche Holding‡‡	658	9,541
Sage Therapeutics‡‡	248	45
Sanofi‡‡	138	7
Verve Therapeutics‡‡	321	202
Xoma Royalty‡‡	138	19
Zimmer Biomet Holdings‡‡	206	18

Total Rights
(Cost $–)		10,178
WARRANTS — 0.0%

	Number Of Warrants
Bed Bath & Beyond, Strike Price $15.50,*
Expires 10/10/2026	24	28
Enovix, Strike Price $8.75,*
Expires 10/4/2026	102	—
GameStop, Strike Price $32.00,*
Expires 11/2/2026	192	576
		604
Total Warrants
(Cost $–)		604
Total Investments in Securities— 96.5%
(Cost $196,271,968)		$278,962,880

Percentages are based on Net Assets of $289,107,313.

#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

*	Non-income producing security.

‡	Real Estate Investment Trust.

‡‡	Expiration Date or Rate unavailable.

(A)	Level 3 security in accordance with fair value hierarchy.

See “Glossary for abbreviations”.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
OCTOBER 31, 2025

A list of the open OTC swap agreements held by the Fund at October 31, 2025, is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
Wells Fargo	WFCBL215 Custom Basket*	FEDL01+ 0.75%	Asset Return	Annually	10/12/2026	USD	9,582,276	$146,362	$–	$146,362
								$146,362	$–	$146,362

*	The following table represents the individual common stock exposures comprising the WFCBL215 Custom Basket Total Return Swaps as of October 31, 2025:

Shares	Description	Notional Amount ($)	Unrealized Appreciation ($)	Percentage of Basket (%)
347	Advanced Micro Devices Inc	81,056	1,238	0.8
1,002	Alphabet Inc, Class A	257,464	3,933	2.7
1,249	Alphabet Inc, Class C	320,049	4,889	3.3
107	American Express Co	35,204	538	0.4
262	Amphenol Corp	33,219	507	0.3
3,149	Apple Inc	776,095	11,854	8.1
172	Applied Materials Inc	36,584	559	0.4
54	Applovin Corp	31,307	478	0.3
1,538	AT&T Inc	34,710	530	0.4
1,461	Bank Of America Corp	71,171	1,087	0.7
284	Berkshire Hathaway Inc	123,413	1,885	1.3
7	Booking Holdings Inc	32,166	491	0.3
993	Broadcom Inc	334,741	5,113	3.5
101	Caterpillar Inc	53,190	812	0.6
367	Charles Schwab Corp/The	31,644	483	0.3
415	Chevron Corp	59,713	912	0.6
773	Cisco Systems Inc	51,539	787	0.5
398	Citigroup Inc	36,699	561	0.4
757	Coca-Cola Co/The	47,552	726	0.5
95	Costco Wholesale Corp	79,176	1,209	0.8
925	Exxon Mobil Corp	96,435	1,473	1.0
220	General Electric Co	61,928	946	0.6
66	Goldman Sachs Group Inc/The	47,323	723	0.5
214	Home Depot Inc/The	74,108	1,132	0.8
199	International Business Machines Corp	55,692	851	0.6
59	Intuit Inc	35,659	545	0.4
77	Intuitive Surgical Inc	37,302	570	0.4
592	JPMorgan Chase & Co	167,987	2,566	1.8
28	KLA Corp	31,326	478	0.3
275	Lam Research Corp	39,414	602	0.4
101	Linde PLC	38,569	589	0.4
154	Mcdonald's Corp	41,883	640	0.4
467	Meta Platforms Inc	276,128	4,218	2.9
240	Micron Technology Inc	49,038	749	0.5
1,600	Microsoft Corp	755,392	11,538	7.9
261	Morgan Stanley	39,037	596	0.4
91	Netflix Inc	92,701	1,416	1.0
443	Nextera Energy Inc	32,883	502	0.3
5,050	Nvidia Corp	932,124	14,238	9.7
354	Oracle Corp	84,761	1,295	0.9
469	Palantir Technologies Inc	85,627	1,308	0.9
294	Pepsico Inc	39,191	599	0.4
505	Procter & Gamble Co/The	69,164	1,056	0.7
235	Qualcomm Inc	38,782	592	0.4
200	Salesforce Inc	47,421	724	0.5
45	Servicenow Inc	37,479	572	0.4
605	Tesla Inc	251,975	3,849	2.6
448	Uber Technologies Inc	39,448	603	0.4

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
OCTOBER 31, 2025

Shares	Description	Notional Amount ($)	Unrealized Appreciation ($)	Percentage of Basket (%)
928	Walmart Inc	85,575	1,307	0.9
387	Walt Disney Co/The	39,739	607	0.4
33,486	Other	3,331,493	50,886	35.0
		$9,582,276	$146,362	100.0%

The following is a summary of the level of inputs used as of October 31, 2025, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$278,951,642	$456	$—	†	$278,952,098
Rights	10,178	—	—	†	10,178
Warrants	—	604	—		604
Total Investments in Securities	$278,961,820	$1,060	$—		$278,962,880

Other Financial Instruments	Level 1	Level 2	Level 3	Total
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	146,362	–	146,362
Total Other Financial Instruments	$–	$146,362	$–	$146,362

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

†	Includes securities valued at zero.

*	Swap contracts are valued at the unrealized appreciation on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
REAL ESTATE FUND
OCTOBER 31, 2025

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.7%#

	Shares	Value
REAL ESTATE — 98.7%
Alexander & Baldwin ‡	37,249	$594,867
American Healthcare REIT ‡	66,087	2,995,063
American Homes 4 Rent, Cl A ‡	36,843	1,164,239
American Tower ‡	53,360	9,550,373
AvalonBay Communities ‡	15,831	2,753,328
Brixmor Property Group ‡	60,217	1,575,277
Broadstone Net Lease, Cl A ‡	81,153	1,454,262
BXP ‡	34,223	2,436,335
Camden Property Trust ‡	17,678	1,758,607
CBRE Group, Cl A *	8,707	1,327,208
Cousins Properties ‡	64,211	1,664,991
Crown Castle ‡	47,741	4,307,193
CubeSmart ‡	32,308	1,217,042
Cushman & Wakefield PLC *	35,589	558,747
Digital Realty Trust ‡	35,476	6,045,465
EastGroup Properties ‡	9,695	1,692,068
Equinix ‡	11,903	10,070,057
Equity LifeStyle Properties ‡	7,704	470,329
Equity Residential ‡	40,961	2,434,722
Essex Property Trust ‡	7,237	1,822,059
Extra Space Storage ‡	24,880	3,322,475
Federal Realty Investment Trust ‡	9,592	922,654
Highwoods Properties ‡	33,465	958,103
Host Hotels & Resorts ‡	126,021	2,018,856
Invitation Homes ‡	65,834	1,853,227
Iron Mountain ‡	33,976	3,497,829
Kilroy Realty ‡	20,666	873,139
Kimco Realty ‡	70,662	1,459,877
Mid-America Apartment
Communities ‡	12,954	1,661,091
NNN REIT ‡	20,652	835,580
Omega Healthcare Investors ‡	33,919	1,425,616
PotlatchDeltic ‡	16,273	650,920
Prologis ‡	117,309	14,556,874
Public Storage ‡	17,823	4,964,775
Realty Income ‡	119,217	6,912,202
Regency Centers ‡	27,689	1,909,157
Rexford Industrial Realty ‡	45,696	1,888,159
Ryman Hospitality Properties ‡	8,943	777,236
SBA Communications, Cl A ‡	10,063	1,926,863
Simon Property Group ‡	41,964	7,375,593
STAG Industrial ‡	31,931	1,221,999
Sun Communities ‡	21,210	2,685,186
Tanger ‡	50,145	1,632,721
UDR ‡	37,327	1,257,547
Veris Residential ‡	46,744	671,244
Welltower ‡	87,605	15,860,009
Weyerhaeuser ‡	78,016	1,794,368

COMMON STOCK — continued

	Shares	Value
REAL ESTATE— continued
WP Carey ‡	40,040	$2,642,640
		143,448,172
Total Common Stock
(Cost $142,239,924)		143,448,172
Total Investments in Securities— 98.7%
(Cost $142,239,924)		$143,448,172

Percentages are based on Net Assets of $145,370,342.

#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

*	Non-income producing security.

‡	Real Estate Investment Trust.

See “Glossary” for abbreviations.

As of October 31, 2025, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
INTERNATIONAL EQUITY FUND
OCTOBER 31, 2025

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.4%#

	Shares	Value
AUSTRALIA — 2.9%
FINANCIALS — 0.6%
QBE Insurance Group	106,000	$1,375,306

MATERIALS — 1.3%
BHP Group	112,936	3,219,607

REAL ESTATE — 1.0%
Goodman Group ‡	119,700	2,581,713

Total Australia		7,176,626

AUSTRIA — 0.8%
INDUSTRIALS — 0.8%
ANDRITZ	25,600	1,935,500

BRAZIL — 1.8%
CONSUMER DISCRETIONARY — 0.4%
MercadoLibre *	480	1,117,085

FINANCIALS — 1.4%
Itau Unibanco Holding	458,490	3,368,825

Total Brazil		4,485,910

CANADA — 8.6%
CONSUMER DISCRETIONARY — 0.9%
Dollarama	17,620	2,290,330

ENERGY — 1.3%
Enbridge	67,500	3,147,481

FINANCIALS — 3.6%
Manulife Financial	114,660	3,710,682
Royal Bank of Canada	36,300	5,317,857
		9,028,539

INFORMATION TECHNOLOGY — 1.6%
Shopify, Cl A *	22,900	3,981,601

MATERIALS — 1.2%
Agnico Eagle Mines	17,900	2,878,958

Total Canada		21,326,909

CHINA — 11.6%
COMMUNICATION SERVICES — 3.5%
China Tower, Cl H	1,340,000	1,935,828
Tencent Holdings	81,100	6,587,571
		8,523,399
CONSUMER DISCRETIONARY — 2.5%
Alibaba Group Holding	233,000	4,957,949
ANTA Sports Products	130,000	1,356,957
		6,314,906

COMMON STOCK — continued

	Shares	Value
CHINA — continued
FINANCIALS — 2.6%
Bank of China, Cl H	2,423,000	$1,372,009
People's Insurance Group of China, Cl H	3,180,000	2,855,989
Shanghai Pudong Development Bank, Cl A	1,299,916	2,101,691
		6,329,689

INDUSTRIALS — 1.5%
NARI Technology, Cl A	541,928	1,846,533
Weichai Power, Cl H	944,000	1,950,587
		3,797,120

INFORMATION TECHNOLOGY — 1.5%
Cambricon Technologies, Cl A *	3,600	695,788
Hygon Information Technology, Cl A	20,500	661,059
NAURA Technology Group, Cl A	9,175	524,943
Xiaomi, Cl B *	319,600	1,773,113
		3,654,903

Total China		28,620,017

DENMARK — 0.6%
CONSUMER DISCRETIONARY — 0.6%
GN Store Nord *	81,000	1,418,358

FINLAND — 1.1%
INDUSTRIALS — 1.1%
Wartsila Abp	79,500	2,600,998

FRANCE — 7.9%
CONSUMER STAPLES — 1.4%
Danone	40,400	3,567,976

FINANCIALS — 0.9%
BNP Paribas	27,950	2,164,942

INDUSTRIALS — 2.9%
Schneider Electric	14,000	3,989,001
Vinci	23,240	3,107,553
		7,096,554

MATERIALS — 1.3%
Air Liquide	17,000	3,290,146

UTILITIES — 1.4%
Engie	142,810	3,343,590

Total France		19,463,208

GERMANY — 5.6%
COMMUNICATION SERVICES — 0.8%
Deutsche Telekom	61,000	1,889,478

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
INTERNATIONAL EQUITY FUND
OCTOBER 31, 2025

COMMON STOCK — continued

	Shares	Value
GERMANY — continued
CONSUMER DISCRETIONARY — 2.5%
adidas	15,150	$2,864,585
Aumovio *	18,000	773,886
Continental	36,000	2,750,816
		6,389,287

INDUSTRIALS — 1.3%
Siemens	11,050	3,131,526

INFORMATION TECHNOLOGY — 1.0%
SAP	9,264	2,409,301

Total Germany		13,819,592

HONG KONG — 1.9%
COMMUNICATION SERVICES — 0.9%
Kuaishou Technology, Cl B	251,000	2,330,368

CONSUMER STAPLES — 1.0%
WH Group	2,485,000	2,390,364

Total Hong Kong		4,720,732

INDIA — 2.7%
COMMUNICATION SERVICES — 0.9%
Bharti Airtel	91,600	2,121,107

FINANCIALS — 1.0%
ICICI Bank	172,440	2,612,920

UTILITIES — 0.8%
Power Grid Corp of India	590,266	1,915,109

Total India		6,649,136

ITALY — 1.8%
ENERGY — 0.6%
Tenaris	72,000	1,430,985

FINANCIALS — 1.2%
UniCredit	39,000	2,887,808

Total Italy		4,318,793

JAPAN — 11.5%
CONSUMER DISCRETIONARY — 1.0%
Honda Motor	245,000	2,476,275

FINANCIALS — 2.8%
Mitsubishi UFJ Financial Group	298,400	4,507,416
Tokio Marine Holdings	67,300	2,509,832
		7,017,248
HEALTH CARE — 1.6%
Hoya	23,160	3,761,928

COMMON STOCK — continued

	Shares	Value
JAPAN — continued
INDUSTRIALS — 2.8%
ITOCHU	61,000	$3,533,322
Komatsu	102,200	3,418,690
		6,952,012

INFORMATION TECHNOLOGY — 0.8%
Murata Manufacturing	94,300	2,033,195

MATERIALS — 1.4%
Nitto Denko	138,000	3,436,870

REAL ESTATE — 1.1%
Mitsui Fudosan	265,300	2,762,410

Total Japan		28,439,938

LUXEMBOURG — 1.2%
MATERIALS — 1.2%
ArcelorMittal	75,450	2,880,372

MEXICO — 1.5%
CONSUMER STAPLES — 0.4%
La Comer *	495,037	1,072,224

FINANCIALS — 1.1%
Grupo Financiero Banorte	278,000	2,609,790

Total Mexico		3,682,014

NETHERLANDS — 4.6%
CONSUMER STAPLES — 1.4%
Koninklijke Ahold Delhaize	85,300	3,490,449

HEALTH CARE — 0.9%
Argenx *	2,680	2,193,483

INFORMATION TECHNOLOGY — 2.3%
ASML Holding	5,250	5,550,850

Total Netherlands		11,234,782

NORWAY — 0.9%
COMMUNICATION SERVICES — 0.9%
Telenor	154,000	2,290,217

SINGAPORE — 0.9%
FINANCIALS — 0.9%
United Overseas Bank	79,640	2,118,223

SOUTH AFRICA — 0.7%
FINANCIALS — 0.7%
Investec PLC	234,500	1,772,935

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
INTERNATIONAL EQUITY FUND
OCTOBER 31, 2025

COMMON STOCK — continued

	Shares	Value
SOUTH KOREA — 6.2%
CONSUMER DISCRETIONARY — 1.1%
Kia	32,470	$2,723,539

FINANCIALS — 1.2%
KB Financial Group	34,581	2,822,971

INFORMATION TECHNOLOGY — 3.9%
Samsung Electronics	82,520	6,211,793
SK Hynix	9,100	3,540,751
		9,752,544

Total South Korea		15,299,054

SPAIN — 4.4%
CONSUMER DISCRETIONARY — 0.9%
Amadeus IT Group	30,040	2,296,268

FINANCIALS — 2.8%
CaixaBank	383,800	4,056,651
Mapfre	637,700	2,816,287
		6,872,938

INDUSTRIALS — 0.7%
Aena SME	61,000	1,656,825

Total Spain		10,826,031

SWITZERLAND — 3.8%
CONSUMER STAPLES — 1.4%
Barry Callebaut	1,000	1,300,041
Nestle PLC	22,600	2,159,395
		3,459,436

FINANCIALS — 2.4%
Swiss Re	15,500	2,830,331
UBS Group	83,609	3,199,326
		6,029,657

Total Switzerland		9,489,093

TAIWAN — 5.5%
FINANCIALS — 1.3%
CTBC Financial Holding	2,355,000	3,198,285

INFORMATION TECHNOLOGY — 4.2%
Taiwan Semiconductor
Manufacturing	215,660	10,429,250

Total Taiwan		13,627,535

UNITED KINGDOM — 7.1%
CONSUMER STAPLES — 0.5%
Unilever PLC	21,430	1,285,892

ENERGY — 2.1%
Shell PLC	135,400	5,076,060
COMMON STOCK — continued

	Shares	Value
UNITED KINGDOM — continued
FINANCIALS — 3.0%
3i Group PLC	60,860	$3,522,000
Barclays	745,000	3,995,893
		7,517,893

MATERIALS — 1.2%
CRH PLC	24,620	2,908,616

REAL ESTATE — 0.3%
British Land ‡	165,000	824,085

Total United Kingdom		17,612,546

UNITED STATES — 0.8%
INDUSTRIALS — 0.8%
Copa Holdings, Cl A	16,400	2,053,444

Total Common Stock
(Cost $180,362,276)		237,861,963

Total Investments in Securities— 96.4%
(Cost $180,362,276)		$237,861,963

Percentages are based on Net Assets of $246,740,795.

#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.
‡	Real Estate Investment Trust.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
INTERNATIONAL EQUITY FUND
OCTOBER 31, 2025

The following is a summary of the level of inputs used as of October 31, 2025, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$7,176,626	$—	$7,176,626
Austria	—	1,935,500	—	1,935,500
Brazil	4,485,910	—	—	4,485,910
Canada	21,326,909	—	—	21,326,909
China	—	28,620,017	—	28,620,017
Denmark	—	1,418,358	—	1,418,358
Finland	—	2,600,998	—	2,600,998
France	—	19,463,208	—	19,463,208
Germany	773,886	13,045,706	—	13,819,592
Hong Kong	—	4,720,732	—	4,720,732
India	—	6,649,136	—	6,649,136
Italy	—	4,318,793	—	4,318,793
Japan	—	28,439,938	—	28,439,938
Luxembourg	—	2,880,372	—	2,880,372
Mexico	3,682,014	—	—	3,682,014
Netherlands	—	11,234,782	—	11,234,782
Norway	—	2,290,217	—	2,290,217
Singapore	—	2,118,223	—	2,118,223
South Africa	1,772,935	—	—	1,772,935
South Korea	—	15,299,054	—	15,299,054
Spain	—	10,826,031	—	10,826,031
Switzerland	—	9,489,093	—	9,489,093
Taiwan	—	13,627,535	—	13,627,535
United Kingdom	—	17,612,546	—	17,612,546
United States	2,053,444	—	—	2,053,444
Total Common Stock	34,095,098	203,766,865	—	237,861,963
Total Investments in Securities	$34,095,098	$203,766,865	$—	$237,861,963

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS

OCTOBER 31, 2025

Glossary: (abbreviations which may be used in the preceding Schedules of Investments)

Fund Abbreviations	Currency Abbreviation
BDC — Business Development Company	USD — United States Dollar

Cl — Class

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

ETF — Exchange Traded Fund

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF — Freddie Mac Multi-Family

GNMA — Government National Mortgage Association

H15T1Y — 1 Year U.S. Treasury Yield Curve Constant Maturity

H15T5Y — 5 Year U.S. Treasury Yield Curve Constant Maturity

MTN — Medium Term Note

NASDAQ — National Association of Securities Dealers Automated Quotations

PLC — Public Limited Company

RB — Revenue Bond

REIT — Real Estate Investment Trust

S&P — Standard & Poor's

Ser — Series

SOFR30A — 30-Day Average Secured Overnight Financing Rate Index

SOFR90A — 90-Day Average Secured Overnight Financing Rate Index

SOFRINDX — Secured Overnight Financing Rate Index

SOFRRATE — Secured Overnight Financing Rate

TSFR1M — 1-Month Term Secured Overnight Financing Rate

TSFR3M — 3-Month Term Secured Overnight Financing Rate

USSW5 — USD 5-Year Interest Rate Swap Bond

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
OCTOBER 31, 2025

STATEMENTS OF ASSETS AND LIABILITIES

	Limited Duration Fund	Core Bond Fund	Long/Short Equity Fund	Large Cap Value Fund	Large Cap Growth Fund
Assets:
Investments in securities, at value†	$232,768,526	$330,601,920	$124,994,458	$287,303,443	$281,843,711
Foreign currency, at value††	–	–	1	23,618	–
Cash	1,855,581	4,248,199	128,253,182	6,241,648	2,901,425
Dividends and interest receivable	1,998,417	2,569,879	364,056	319,337	100,542
Receivable for capital shares sold	788,381	368,672	132,090	277,412	236,747
Tax reclaim receivable	–	–	17,683	12,772	2,549
Prepaid expenses	6,887	7,583	3,728	8,073	6,461
Total Assets	237,417,792	337,796,253	253,765,198	294,186,303	285,091,435
Liabilities:
Securities sold short, at value†††	–	–	74,465,463	–	–
Payable for investment securities purchased	1,149,437	–	–	–	–
Payable for capital shares redeemed	18,404	101,778	40,590	80,654	135,449
Audit fees payable	33,501	33,501	27,652	27,652	27,652
Pricing fees payable	9,461	8,294	341	470	470
Filing fees payable	7,500	20,656	12,249	14,702	7,500
Transfer Agent fees payable	7,130	8,367	4,700	7,941	7,482
Legal fees payable	5,210	7,502	3,886	6,605	6,374
Printing fees payable	4,430	6,379	3,305	5,617	5,420
Custodian fees payable	1,232	2,072	1,663	1,280	1,331
Investment Adviser fees payable	49,730	78,324	184,521	147,703	142,052
Administrator fees payable	10,686	15,395	8,018	13,371	12,860
Chief Compliance Officer fees payable	1,744	2,511	1,301	2,211	2,134
Trustees' fees payable	238	343	178	302	291
Shareholder servicing fees payable (Class S Shares)	–	–	–	15	426
Accrued expenses	12,408	10,750	137	8,872	8,127
Total Liabilities	1,311,111	295,872	74,754,004	317,395	357,568
Commitments and Contingencies‡
Net Assets	$236,106,681	$337,500,381	$179,011,194	$293,868,908	$284,733,867
† Cost of securities	$231,271,529	$334,487,489	$102,139,825	$231,202,505	$157,539,151
†† Cost of foreign currency	–	–	–	23,919	–
††† Proceeds from securities sold short	–	–	(73,627,319)	–	–
Net Assets:
Paid-in Capital	$237,465,525	$353,178,691	$159,763,803	$216,698,557	$145,443,632
Total Distributable Earnings (Accumulated Losses)	(1,358,844)	(15,678,310)	19,247,391	77,170,351	139,290,235
Net Assets	$236,106,681	$337,500,381	$179,011,194	$293,868,908	$284,733,867
I Shares:
Net Assets	$236,025,797	$336,528,123	$179,011,194	$293,387,660	$281,868,210
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	24,138,035	37,788,212	14,657,006	15,616,305	11,072,260
Net Asset Value, Offering and Redemption Price Per Share*
(Net Assets ÷ Shares Outstanding)	$9.78	$8.91	$12.21	$18.79	$25.46
Class S Shares:
Net Assets	$80,884	$972,258	N/A	$481,248	$2,865,657
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	8,277	109,310	N/A	25,621	113,310
Net Asset Value, Offering and Redemption Price Per Share*
(Net Assets ÷ Shares Outstanding)	$9.77	$8.89	N/A	$18.78	$25.29

*	Redemption price per share may vary depending on the length of time shares are held.

‡	See Note 7 in the Notes to Financial Statements.

N/A Not Applicable.

Amounts designated as "—" are $0 or round to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
OCTOBER 31, 2025

STATEMENTS OF ASSETS AND LIABILITIES

	Small Cap Fund	U.S. All Cap Index Fund	Real Estate Fund	International Equity Fund
Assets:
Investments in securities, at value†	$164,056,574	$278,962,880	$143,448,172	$237,861,963
Foreign currency, at value††	1,995	–	–	354,080
OTC Swap Contracts, at value†††	–	146,362	–	–
Cash	4,148,548	9,362,212	1,908,846	6,336,415
Receivable for capital shares sold	93,555	669,788	92,292	114,143
Dividends and interest receivable	41,848	129,901	67,552	332,594
Receivable for investment securities sold	–	9,541	–	1,638,155
Receivable due from Investment Adviser	–	4,198	–	–
Tax reclaim receivable	–	1,718	13,173	776,161
Prepaid expenses	6,782	6,363	13,699	12,580
Total Assets	168,349,302	289,292,963	145,543,734	247,426,091
Liabilities:
Unrealized loss on foreign currency spot contracts	–	–	–	564
Payable for capital shares redeemed	86,048	75,731	17,385	60,222
Audit fees payable	27,652	34,932	27,652	27,652
Filing fees payable	9,572	15,952	8,002	9,001
Transfer Agent fees payable	6,083	5,610	4,588	7,380
Legal fees payable	3,773	6,438	3,260	5,597
Printing fees payable	3,208	5,474	2,772	4,760
Custodian fees payable	1,252	7,526	607	7,489
Pricing fees payable	561	10,255	491	1,232
Investment Adviser fees payable	102,491	–	99,994	172,932
Administrator fees payable	7,679	12,966	6,731	11,331
Chief Compliance Officer fees payable	1,263	2,155	1,091	1,873
Shareholder servicing fees payable (Class S Shares)	634	–	–	217
Trustees' fees payable	172	294	149	256
Accrued Foreign Capital Gains Tax on Appreciated Securities	–	–	–	368,415
Accrued expenses	1,972	8,317	670	6,375
Total Liabilities	252,360	185,650	173,392	685,296
Commitments and Contingencies‡
Net Assets	$168,096,942	$289,107,313	$145,370,342	$246,740,795
† Cost of securities	$139,211,269	$196,271,968	$142,239,924	$180,362,276
†† Cost of foreign currency	2,020	–	–	350,513
†††Premiums received from OTC swap contracts	–	–	–	–
Net Assets:
Paid-in Capital	$126,646,299	$202,121,877	$171,340,726	$188,755,857
Total Distributable Earnings (Accumulated Losses)	41,450,643	86,985,436	(25,970,384)	57,984,938
Net Assets	$168,096,942	$289,107,313	$145,370,342	$246,740,795
I Shares:
Net Assets	$167,978,049	$289,107,313	$145,370,342	$246,366,400
Outstanding Shares of Beneficial Interest
(unlimited authorization - no par value)	11,960,289	13,774,411	18,286,370	16,234,350
Net Asset Value, Offering and Redemption Price Per Share*
(Net Assets ÷ Shares Outstanding)	$14.04	$20.99	$7.95	$15.18
Class S Shares:
Net Assets	$118,893	N/A	N/A	$374,395
Outstanding Shares of Beneficial Interest
(unlimited authorization - no par value)	8,513	N/A	N/A	24,758
Net Asset Value, Offering and Redemption Price Per Share*
(Net Assets ÷ Shares Outstanding)	$13.97	N/A	N/A	$15.12

*	Redemption price per share may vary depending on the length of time shares are held.

‡	See Note 7 in the Notes to Financial Statements.

N/A Not Applicable.

Amounts designated as "—" are $0 or round to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
FOR THE YEAR ENDED
OCTOBER 31, 2025

TATEMENTS OF OPERATIONS

	Limited Duration Fund	Core Bond Fund	Long/Short Equity Fund	Large Cap Value Fund	Large Cap Growth Fund
Investment Income
Interest	$9,759,151	$13,340,470	$4,255,998	$321,705	$219,594
Dividends	–	–	1,526,028	5,783,504	1,618,799
Less: Foreign Taxes Withheld	–	–	(17,345)	(30,608)	–

Total Investment Income	9,759,151	13,340,470	5,764,681	6,074,601	1,838,393

Expenses
Investment Advisory Fees	808,924	1,114,772	1,942,213	1,572,292	1,478,681
Administration Fees	112,421	154,896	86,391	145,714	137,035
Trustees' Fees	16,967	23,045	12,911	21,868	20,451
Chief Compliance Officer Fees	5,201	7,284	3,997	6,815	6,520
Shareholder Servicing Fees (Class S Shares)	74	928	–	454	2,494
Pricing Fees	53,191	47,615	6,153	3,691	3,657
Transfer Agent Fees	42,103	49,256	28,094	47,945	46,152
Audit Fees	37,425	39,962	30,585	29,818	29,775
Registration & Filing Fees	35,387	42,247	30,273	37,962	29,392
Printing Fees	28,871	37,627	28,327	32,601	28,967
Legal Fees	27,026	37,103	20,531	34,777	32,696
Custodian Fees	4,714	9,124	7,636	3,980	4,568
Dividend Expense	–	–	705,353	–	–
Other Expenses	28,621	40,380	24,465	38,018	36,845
Total Expenses	1,200,925	1,604,239	2,926,929	1,975,935	1,857,233
Recovery of Investment Advisory fees previously waived	–	–	78,106	–	–
Less:
Investment Advisory Fees Waiver	(191,347)	(211,248)	–	–	–
Net Expenses	1,009,578	1,392,991	3,005,035	1,975,935	1,857,233
Net Investment Income(Loss)	8,749,573	11,947,479	2,759,646	4,098,666	(18,840)
Net Realized Gain (Loss) on:
Investments	689,491	(4,098,166)	24,056,851	20,935,531	15,719,216
Securities Sold Short	–	–	(21,126,941)	–	–
Purchased Option Contracts	–	–	(108,484)	–	–
Foreign Currency Transactions	–	–	–	(40)	(4)
Net Realized Gain (Loss)	689,491	(4,098,166)	2,821,426	20,935,491	15,719,212
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	714,189	9,812,580	1,773,464	5,510,036	47,292,598
Securities Sold Short	–	–	2,012,792	–	–
Purchased Option Contracts	–	–	(132,843)	–	–
Foreign Currency Translation	–	–	–	(267)	–
Ne tChange in Unrealized Appreciation (Depreciation)	714,189	9,812,580	3,653,413	5,509,769	47,292,598
Net Realized and Unrealized Gain	1,403,680	5,714,414	6,474,839	26,445,260	63,011,810
Net Increase in Net Assets from Operations	$10,153,253	$17,661,893	$9,234,485	$30,543,926	$62,992,970

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
FOR THE YEAR ENDED
OCTOBER 31, 2025

STATEMENTS OF OPERATIONS

	Small Cap Fund	U.S. All Cap Index Fund	Real Estate Fund	International Equity Fund
Investment Income
Dividends	$1,741,817	$2,613,645	$4,138,457	$6,966,802
Interest	163,663	263,317	110,007	236,908
Less: Foreign Taxes Withheld	(37,518)	(1,924)	–	(724,977)

Total Investment Income	1,867,962	2,875,038	4,248,464	6,478,733

Expenses
Investment Advisory Fees	1,117,106	441,634	1,184,804	1,966,883
Administration Fees	85,713	122,683	82,416	121,494
Trustees' Fees	12,974	17,737	12,721	18,160
Chief Compliance Officer Fees	4,034	5,949	3,665	5,576
Shareholder Servicing Fees (Class S Shares)	106	–	–	205
Transfer Agent Fees	37,210	33,698	27,682	43,747
Audit Fees	30,952	72,994	21,612	30,124
Registration & Filing Fees	29,821	33,959	27,404	40,914
Legal Fees	20,918	28,934	20,028	28,836
Printing Fees	19,733	30,878	19,664	35,715
Custodian Fees	7,378	131,790	4,603	30,273
Pricing Fees	4,151	57,281	3,225	5,756
Other Expenses	22,977	36,756	20,950	46,116
Total Expenses	1,393,073	1,014,293	1,428,774	2,373,799
Recovery of Investment Advisory fees previously waived	–	–	52,047	30,741
Less:
Investment Advisory Fees Waiver	–	(441,634)	–	–
Reimbursement from Adviser	–	(20,612)	–	–
Net Expenses	1,393,073	552,047	1,480,821	2,404,540
Net Investment Income	474,889	2,322,991	2,767,643	4,074,193
Net Realized Gain (Loss) on:
Investments	17,564,733	3,058,949	30,217	16,949,511
Foreign Capital Gains Tax	–	–	–	(211,045)
Swap Contracts	–	1,066,081	–	–
Foreign Currency Transactions	89	–	–	(20,645)
Net Realized Gain	17,564,822	4,125,030	30,217	16,717,821
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(4,551,806)	41,490,123	(11,385,045)	23,438,460
Foreign Capital Gains Tax on Appreciated Securities	–	–	–	255,451
Swap Contracts	–	115,876	–	–
Foreign Currency Translation	(25)	–	742	(26,957)
Net Change in Unrealized Appreciation (Depreciation)	(4,551,831)	41,605,999	(11,384,303)	23,666,954
Net Realized and Unrealized Gain (Loss)	13,012,991	45,731,029	(11,354,086)	40,384,775
Net Increase (Decrease) in Net Assets from Operations	$13,487,880	$48,054,020	$(8,586,443)	$44,458,968

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31, 2025	Year Ended October 31, 2024
Operations:
Net Investment Income	$8,749,573	$7,619,020
Net Realized Gain (Loss)	689,491	(1,334,036)
Net Change in Unrealized Appreciation	714,189	5,088,469
Net Increase in Net Assets Resulting from Operations	10,153,253	11,373,453

Distributions:
I Shares	(8,601,177)	(7,272,118)
Class S Shares	(3,039)	(4,235)
Total Distributions	(8,604,216)	(7,276,353)
Capital Share Transactions:
I Shares
Issued	91,263,091	74,763,380
Reinvestment of Dividends	8,545,185	6,181,755
Redemption Fees	12,029	1,667
Redeemed	(47,168,251)	(86,905,309)
Net Increase (Decrease) in Net Assets from I Shares Transactions	52,652,054	(5,958,507)
Class S Shares
Issued	12,181	26,836
Reinvestment of Dividends	3,039	4,235
Redeemed	(2,825)	(196,950)
Net Increase (Decrease) in Net Assets from Class S Shares Transactions	12,395	(165,879)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	52,664,449	(6,124,386)
Total Increase (Decrease) in Net Assets	54,213,486	(2,027,286)
Net Assets:
Beginning of Year	181,893,195	183,920,481
End of Year	$236,106,681	$181,893,195
Share Transactions:
I Shares
Issued	9,367,008	7,738,521
Reinvestment of Dividends	880,341	640,334
Redeemed	(4,845,494)	(8,973,070)
Total Increase (Decrease) in I Shares	5,401,855	(594,215)
Class S Shares
Issued	1,249	2,780
Reinvestment of Dividends	313	439
Redeemed	(290)	(20,424)
Total Increase (Decrease) in Class S Shares	1,272	(17,205)
Net Increase (Decrease) in Shares Outstanding	5,403,127	(611,420)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31, 2025	Year Ended October 31, 2024
Operations:
Net Investment Income	$11,947,479	$8,256,695
Net Realized Loss	(4,098,166)	(2,356,547)
Net Change in Unrealized Appreciation	9,812,580	13,408,582
Net Increase in Net Assets Resulting from Operations	17,661,893	19,308,730

Distributions:
I Shares	(11,084,312)	(7,804,457)
Class S Shares	(35,516)	(31,557)
Total Distributions	(11,119,828)	(7,836,014)
Capital Share Transactions:
I Shares
Issued	130,154,730	88,041,422
Reinvestment of Dividends	10,943,065	6,149,111
Redemption Fees	18,985	885
Redeemed	(47,493,710)	(51,966,833)
Net Increase in Net Assets from I Shares Transactions	93,623,070	42,224,585
Class S Shares
Issued	54,150	98,901
Reinvestment of Dividends	35,516	31,557
Redeemed	(87,138)	(71,881)
Net Increase in Net Assets from Class S Shares Transactions	2,528	58,577
Net Increase in Net Assets from Capital Share Transactions	93,625,598	42,283,162
Total Increase in Net Assets	100,167,663	53,755,878
Net Assets:
Beginning of Year	237,332,718	183,576,840
End of Year	$337,500,381	$237,332,718
Share Transactions:
I Shares
Issued	14,862,959	10,101,395
Reinvestment of Dividends	1,251,759	700,066
Redeemed	(5,419,279)	(5,938,658)
Total Increase in I Shares	10,695,439	4,862,803
Class S Shares
Issued	6,192	11,218
Reinvestment of Dividends	4,071	3,603
Redeemed	(10,046)	(8,263)
Total Increase in Class S Shares	217	6,558
Net Increase in Shares Outstanding	10,695,656	4,869,361

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LONG/SHORT EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31, 2025	Year Ended October 31, 2024
Operations:
Net Investment Income	$2,759,646	$2,889,259
Net Realized Gain (Loss)	2,821,426	(4,193,967)
Net Change in Unrealized Appreciation	3,653,413	15,468,708
Net Increase in Net Assets Resulting from Operations	9,234,485	14,164,000

Distributions:
I Shares	(2,857,167)	(2,889,430)
Total Distributions	(2,857,167)	(2,889,430)
Capital Share Transactions:
I Shares
Issued	52,380,427	50,919,625
Reinvestment of Dividends	2,854,641	2,001,896
Redemption Fees	11,340	4,903
Redeemed	(18,617,658)	(16,819,759)
Net Increase in Net Assets from I Shares Transactions	36,628,750	36,106,665
Net Increase in Net Assets from Capital Share Transactions	36,628,750	36,106,665
Total Increase in Net Assets	43,006,068	47,381,235
Net Assets:
Beginning of Year	136,005,126	88,623,891
End of Year	$179,011,194	$136,005,126
Share Transactions:
I Shares
Issued	4,325,256	4,544,779
Reinvestment of Dividends	236,174	176,646
Redeemed	(1,538,757)	(1,496,819)
Total Increase in I Shares	3,022,673	3,224,606
Net Increase in Shares Outstanding	3,022,673	3,224,606

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31, 2025	Year Ended October 31, 2024
Operations:
Net Investment Income	$4,098,666	$2,898,174
Net Realized Gain	20,935,491	19,399,888
Net Change in Unrealized Appreciation	5,509,769	32,997,405
Net Increase in Net Assets Resulting from Operations	30,543,926	55,295,467

Distributions:
I Shares	(21,652,742)	(2,731,654)
Class S Shares	(43,064)	(6,794)
Total Distributions	(21,695,806)	(2,738,448)
Capital Share Transactions:
I Shares
Issued	88,250,151	61,844,743
Reinvestment of Dividends	21,610,915	2,174,203
Redemption Fees	14,104	7,504
Redeemed	(59,490,751)	(37,764,149)
Net Increase in Net Assets from I Shares Transactions	50,384,419	26,262,301
Class S Shares
Issued	44,282	246,701
Reinvestment of Dividends	43,064	6,794
Redeemed	(105,129)	(331,115)
Net Decrease in Net Assets from Class S Shares Transactions	(17,783)	(77,620)
Net Increase in Net Assets from Capital Share Transactions	50,366,636	26,184,681
Total Increase in Net Assets	59,214,756	78,741,700
Net Assets:
Beginning of Year	234,654,152	155,912,452
End of Year	$293,868,908	$234,654,152
Share Transactions:
I Shares
Issued	4,970,713	3,639,772
Reinvestment of Dividends	1,260,444	125,073
Redeemed	(3,331,808)	(2,212,348)
Total Increase in I Shares	2,899,349	1,552,497
Class S Shares
Issued	2,508	14,152
Reinvestment of Dividends	2,517	395
Redeemed	(5,992)	(18,701)
Total Decrease in Class S Shares	(967)	(4,154)
Net Increase in Shares Outstanding	2,898,382	1,548,343

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31, 2025	Year Ended October 31, 2024
Operations:
Net Investment Income (Loss)	$(18,840)	$267,091
Net Realized Gain	15,719,212	14,897,612
Net Change in Unrealized Appreciation	47,292,598	48,980,186
Net Increase in Net Assets Resulting from Operations	62,992,970	64,144,889

Distributions:
I Shares	(1,429,085)	(283,620)
Class S Shares	(13,956)	(1,082)
Total Distributions	(1,443,041)	(284,702)
Capital Share Transactions:
I Shares
Issued	54,254,695	54,888,494
Reinvestment of Dividends	1,427,413	215,704
Redemption Fees	9,973	3,334
Redeemed	(63,105,997)	(45,284,717)
Net Increase (Decrease) in Net Assets from I Shares Transactions	(7,413,916)	9,822,815
Class S Shares
Issued	187,821	320,413
Reinvestment of Dividends	13,956	1,082
Redeemed	(274,129)	(135,337)
Net Increase (Decrease) in Net Assets from Class S Shares Transactions	(72,352)	186,158
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(7,486,268)	10,008,973
Total Increase in Net Assets	54,063,661	73,869,160
Net Assets:
Beginning of Year	230,670,206	156,801,046
End of Year	$284,733,867	$230,670,206
Share Transactions:
I Shares
Issued	2,500,258	3,004,415
Reinvestment of Dividends	67,225	11,425
Redeemed	(2,889,362)	(2,475,410)
Total Increase (Decrease )in I Shares	(321,879)	540,430
Class S Shares
Issued	8,774	17,389
Reinvestment of Dividends	659	58
Redeemed	(12,634)	(7,313)
Total Increase (Decrease) in Class S Shares	(3,201)	10,134
Net Increase (Decrease) in Shares Outstanding	(325,080)	550,564

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
SMALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31, 2025	Year Ended October 31, 2024
Operations:
Net Investment Income	$474,889	$610,998
Net Realized Gain	17,564,822	11,739,469
Net Change in Unrealized Appreciation (Depreciation)	(4,551,831)	28,623,128
Net Increase in Net Assets Resulting from Operations	13,487,880	40,973,595

Distributions:
I Shares	(12,343,892)	(2,741,725)
Class S Shares	(8,182)	(1,321)
Total Distributions	(12,352,074)	(2,743,046)
Capital Share Transactions:
I Shares
Issued	29,604,549	27,481,811
Reinvestment of Dividends	12,335,534	2,574,263
Redemption Fees	3,890	2,368
Redeemed	(27,347,908)	(39,147,812)
Net Increase (Decrease) in Net Assets from I Shares Transactions	14,596,065	(9,089,370)
Class S Shares
Issued	12,946	20,882
Reinvestment of Dividends	8,183	1,321
Redeemed	(3,188)	(2,228)
Net Increase in Net Assets from Class S Shares Transactions	17,941	19,975
Net Increase (Decrease) in Net Assets from Capital Share Transactions	14,614,006	(9,069,395)
Total Increase in Net Assets	15,749,812	29,161,154
Net Assets:
Beginning of Year	152,347,130	123,185,976
End of Year	$168,096,942	$152,347,130
Share Transactions:
I Shares
Issued	2,249,069	2,127,066
Reinvestment of Dividends	929,369	203,917
Redeemed	(2,058,358)	(2,874,133)
Total Increase (Decrease ) in I Shares	1,120,080	(543,150)
Class S Shares
Issued	1,006	1,614
Reinvestment of Dividends	619	105
Redeemed	(252)	(168)
Total Increase in Class S Shares	1,373	1,551
Net Increase (Decrease) in Shares Outstanding	1,121,453	(541,599)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31, 2025	Year Ended October 31, 2024
Operations:
Net Investment Income	$2,322,991	$1,841,253
Net Realized Gain	4,125,030	2,800,801
Net Change in Unrealized Appreciation	41,605,999	41,759,430
Net Increase in Net Assets Resulting from Operations	48,054,020	46,401,484

Distributions:
I Shares	(5,198,856)	(2,562,667)
Total Distributions	(5,198,856)	(2,562,667)
Capital Share Transactions:
I Shares
Issued	116,147,720	69,027,416
Reinvestment of Dividends	5,168,866	2,282,541
Redemption Fees	2,368	23,929
Redeemed	(63,122,825)	(31,166,173)
Net Increase in Net Assets from I Shares Transactions	58,196,129	40,167,713
Net Increase in Net Assets from Capital Share Transactions	58,196,129	40,167,713
Total Increase in Net Assets	101,051,293	84,006,530
Net Assets:
Beginning of Year	188,056,020	104,049,490
End of Year	$289,107,313	$188,056,020
Share Transactions:
I Shares
Issued	6,137,127	4,356,395
Reinvestment of Dividends	281,062	144,374
Redeemed	(3,328,868)	(1,941,413)
Total Increase in I Shares	3,089,321	2,559,356
Net Increase in Shares Outstanding	3,089,321	2,559,356

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
REAL ESTATE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31, 2025	Year Ended October 31, 2024
Operations:
Net Investment Income	$2,767,643	$3,083,038
Net Realized Gain (Loss)	30,217	(11,202,418)
Net Change in Unrealized Appreciation (Depreciation)	(11,384,303)	46,527,832
Net Increase (Decrease) in Net Assets Resulting from Operations	(8,586,443)	38,408,452

Distributions:
I Shares	(4,321,082)	(2,624,538)
Total Distributions	(4,321,082)	(2,624,538)
Return of Capital:
I Shares	—	(420,094)
Total Return of Capital	—	(420,094)
Capital Share Transactions:
I Shares
Issued	22,835,192	24,314,588
Reinvestment of Dividends	4,320,099	2,686,146
Redemption Fees	2,316	4,617
Redeemed	(21,062,097)	(28,937,266)
Net Increase (Decrease) in Net Assets from I Shares Transactions	6,095,510	(1,931,915)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	6,095,510	(1,931,915)
Total Increase (Decrease) in Net Assets	(6,812,015)	33,431,905
Net Assets:
Beginning of Year	152,182,357	118,750,452
End of Year	$145,370,342	$152,182,357
Share Transactions:
I Shares
Issued	2,799,651	3,074,778
Reinvestment of Dividends	535,519	327,434
Redeemed	(2,597,267)	(3,372,453)
Total Increase in I Shares	737,903	29,759
Net Increase in Shares Outstanding	737,903	29,759

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
INTERNATIONAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31, 2025	Year Ended October 31, 2024
Operations:
Net Investment Income	$4,074,193	$3,598,467
Net Realized Gain	16,717,821	1,178,624
Net Change in Unrealized Appreciation	23,666,954	32,110,161
Net Increase in Net Assets Resulting from Operations	44,458,968	36,887,252
Distributions:
I Shares	(5,362,746)	(3,886,052)
Class S Shares	(4,507)	(2,661)
Total Distributions	(5,367,253)	(3,888,713)
Capital Share Transactions:
I Shares
Issued	45,395,658	55,605,128
Reinvestment of Dividends	5,343,299	3,374,654
Redemption Fees	3,939	4,732
Redeemed	(39,487,000)	(45,037,046)
Net Increase in Net Assets from I Shares Transactions	11,255,896	13,947,468
Class S Shares
Issued	210,542	13,501
Reinvestment of Dividends	4,507	2,661
Redeemed	(5,874)	(84,485)
Net Increase (Decrease) in Net Assets from Class S Shares Transactions	209,175	(68,323)
Net Increase in Net Assets from Capital Share Transactions	11,465,071	13,879,145
Total Increase in Net Assets	50,556,786	46,877,684
Net Assets:
Beginning of Year	196,184,009	149,306,325
End of Year	$246,740,795	$196,184,009
Share Transactions:
I Shares
Issued	3,333,040	4,457,410
Reinvestment of Dividends	392,696	270,095
Redeemed	(2,853,774)	(3,571,781)
Total Increase in I Shares	871,962	1,155,724
Class S Shares
Issued	14,786	1,097
Reinvestment of Dividends	327	216
Redeemed	(442)	(6,820)
Total Increase (Decrease) in Class S Shares	14,671	(5,507)
Net Increase in Shares Outstanding	886,633	1,150,217

The accompanying notes are an integral part of the financial statements.

(This page intentionally left blank)

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Year

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Return of Capital		Total Distributions	Redemption Fees**		Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets (including waivers and reimbursements)		Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate†
Limited Duration Fund
I Shares(1)
2025	$9.70	$0.42	$0.07	$0.49	$(0.41)	$–	$–		$(0.41)	$–	#	$9.78	5.18%	$236,026	0.50%		0.59%		4.30%		60%
2024	$9.50	$0.39	$0.18	$0.57	$(0.37)	$–	$–		$(0.37)	$–	#	$9.70	6.11%	$181,825	0.50%		0.58%		3.99%		82%
2023	$9.41	$0.26	$0.06	$0.32	$(0.23)	$–	$–		$(0.23)	$–	#	$9.50	3.46%	$183,690	0.50%		0.62%		2.69%		50%
2022	$10.02	$0.12	$(0.61)	$(0.49)	$(0.11)	$(0.01)	$–		$(0.12)	$–	#	$9.41	(4.94)%	$142,559	0.50%		0.66%		1.22%		46%
2021	$10.09	$0.11	$(0.07)	$0.04	$(0.11)	$–	$–		$(0.11)	$–	#	$10.02	0.43%	$139,004	0.50%		0.71%		1.05%		59%
Class S Shares
2025	$9.70	$0.41	$0.06	$0.47	$(0.40)	$–	$–		$(0.40)	$–		$9.77	4.97%	$81	0.60%		0.69%		4.20%		60%
2024	$9.50	$0.36	$0.20	$0.56	$(0.36)	$–	$–		$(0.36)	$–		$9.70	5.98%	$68	0.60%		0.68%		3.73%		82%
2023	$9.41	$0.24	$0.07	$0.31	$(0.22)	$–	$–		$(0.22)	$–		$9.50	3.36%	$230	0.60%		0.72%		2.55%		50%
2022	$10.02	$0.11	$(0.61)	$(0.50)	$(0.10)	$(0.01)	$–		$(0.11)	$–		$9.41	(5.03)%	$213	0.60%		0.76%		1.13%		46%
2021	$10.09	$0.10	$(0.07)	$0.03	$(0.10)	$–	$–		$(0.10)	$–		$10.02	0.33%	$79	0.60%		0.81%		0.97%		59%
Core Bond Fund
I Shares(1)
2025	$8.72	$0.37	$0.16	$0.53	$(0.34)	$–	$–		$(0.34)	$–	#	$8.91	6.27%	$336,528	0.50%		0.57%		4.26%		36%
2024	$8.22	$0.33	$0.48	$0.81	$(0.31)	$–	$–		$(0.31)	$–	#	$8.72	9.92%	$236,382	0.50%		0.58%		3.80%		48%
2023	$8.48	$0.28	$(0.27)	$0.01	$(0.27)	$–	$–		$(0.27)	$–	#	$8.22	0.04%	$182,735	0.50%		0.62%		3.27%		19%
2022	$10.43	$0.23	$(1.95)	$(1.72)	$(0.23)	$–	$–		$(0.23)	$–	#	$8.48	(16.68)%	$145,334	0.50%		0.66%		2.48%		50%
2021	$10.61	$0.23	$(0.11)	$0.12	$(0.24)	$(0.06)	$–		$(0.30)	$–	#	$10.43	1.12%	$136,400	0.50%		0.71%		2.17%		24%
Class S Shares
2025	$8.71	$0.36	$0.16	$0.52	$(0.34)	$–	$–		$(0.34)	$–		$8.89	6.05%	$972	0.60%		0.67%		4.15%		36%
2024	$8.21	$0.32	$0.48	$0.80	$(0.30)	$–	$–		$(0.30)	$–		$8.71	9.83%	$951	0.60%		0.68%		3.69%		48%
2023	$8.48	$0.27	$(0.28)	$(0.01)	$(0.26)	$–	$–		$(0.26)	$–		$8.21	(0.18)%	$842	0.60%		0.72%		3.15%		19%
2022	$10.41	$0.22	$(1.93)	$(1.71)	$(0.22)	$–	$–		$(0.22)	$–		$8.48	(16.60)%	$883	0.60%		0.76%		2.35%		50%
2021	$10.60	$0.22	$(0.12)	$0.10	$(0.23)	$(0.06)	$–		$(0.29)	$–		$10.41	0.92%	$1,155	0.60%		0.82%		2.07%		24%
Long/Short Equity Fund
I Shares
2025	$11.69	$0.21	$0.53	$0.74	$(0.22)	$–	$–		$(0.22)	$–	#	$12.21	6.38%	$179,011	1.93	%(2)(3)(4)	1.88	%(3)(4)	1.77	%(3)(5)	110%
2024	$10.54	$0.29	$1.14	$1.43	$(0.28)	$–	$–		$(0.28)	$–	#	$11.69	13.72%	$136,005	1.85	%(2)(4)(6)	1.81	%(4)(6)	2.55	%(5)(6)	51%
2023	$11.33	$0.25	$(0.09)	$0.16	$(0.23)	$(0.72)	$–		$(0.95)	$–	#	$10.54	1.52%	$88,624	2.03	%(2)(4)(7)	2.05	%(4)	2.38	%(5)	119%
2022	$9.66	$0.05	$1.64	$1.69	$(0.02)	$–	$–		$(0.02)	$–	#	$11.33	17.55%	$66,502	2.06	%(4)(7)	2.15	%(4)	0.45	%(5)	128%
2021	$8.61	$(0.10)	$1.15	$1.05	$–	$–	$–		$–	$–	#	$9.66	12.20%	$33,305	2.28	%(4)(8)	2.65	%(4)(8)	(1.06	)%(5)(8)	97%
Large Cap Value Fund
I Shares(1)
2025	$18.41	$0.28	$1.74	$2.02	$(0.28)	$(1.36)	$–		$(1.64)	$–	#	$18.79	12.00%	$293,388	0.75%		0.75%		1.56%		53%
2024	$13.93	$0.24	$4.47	$4.71	$(0.23)	$–	$–		$(0.23)	$–	#	$18.41	33.92%	$234,165	0.76%		0.76%		1.43%		36%
2023	$14.29	$0.19	$0.26	$0.45	$(0.19)	$(0.62)	$–		$(0.81)	$–	#	$13.93	3.30%	$155,484	0.90	%(2)	0.81%		1.34%		37%
2022	$16.26	$0.17	$(1.21)	$(1.04)	$(0.16)	$(0.77)	$–		$(0.93)	$–	#	$14.29	(6.73)%	$137,408	0.90	%(2)	0.84%		1.15%		36%
2021	$11.22	$0.11	$5.06	$5.17	$(0.13)	$–	$–		$(0.13)	$–	#	$16.26	46.23%	$125,076	0.90%		0.90%		0.75%		24%
Class S Shares
2025	$18.41	$0.26	$1.73	$1.99	$(0.26)	$(1.36)	$–		$(1.62)	$–		$18.78	11.84%	$481	0.85%		0.85%		1.48%		53%
2024	$13.93	$0.23	$4.46	$4.69	$(0.21)	$–	$–		$(0.21)	$–		$18.41	33.79%	$489	0.86%		0.86%		1.34%		36%
2023	$14.29	$0.18	$0.25	$0.43	$(0.17)	$(0.62)	$–		$(0.79)	$–		$13.93	3.20%	$428	1.00	%(2)	0.91%		1.25%		37%
2022	$16.26	$0.16	$(1.22)	$(1.06)	$(0.14)	$(0.77)	$–		$(0.91)	$–		$14.29	(6.83)%	$419	1.00	%(2)	0.94%		1.05%		36%
2021	$11.22	$0.10	$5.06	$5.16	$(0.12)	$–	$–		$(0.12)	$–		$16.26	46.09%	$478	1.00%		1.00%		0.67%		24%
Large Cap Growth Fund
I Shares(1)
2025	$20.04	$–	$5.55	$5.55	$(0.01)	$(0.12)	$–		$(0.13)	$–	#	$25.46	27.79%	$281,868	0.75%		0.75%		(0.01)%		43%
2024	$14.31	$0.02	$5.74	$5.76	$(0.03)	$–	$–		$(0.03)	$–	#	$20.04	40.23%	$228,349	0.76%		0.76%		0.13%		44%
2023	$12.29	$0.03	$2.01	$2.04	$(0.01)	$–	$(0.01)		$(0.02)	$–	#	$14.31	16.63%	$155,288	0.90	%(2)	0.81%		0.19%		44%
2022	$19.58	$(0.02)	$(4.85)	$(4.87)	$–	$(2.42)	$–	#	$(2.42)	$–	#	$12.29	(28.36)%	$116,416	0.90	%(2)	0.87%		(0.15)%		38%
2021	$15.42	$(0.05)	$5.14	$5.09	$–	$(0.93)	$–		$(0.93)	$–	#	$19.58	34.10%	$138,704	0.90%		0.89%		(0.28)%		78%
Class S Shares
2025	$19.92	$(0.02)	$5.51	$5.49	$–	$(0.12)	$–	#	$(0.12)	$–		$25.29	27.66%	$2,866	0.85%		0.85%		(0.11)%		43%
2024	$14.23	$0.01	$5.69	$5.70	$(0.01)	$–	$–	#	$(0.01)	$–		$19.92	40.06%	$2,321	0.86%		0.86%		0.03%		44%
2023	$12.23	$0.01	$2.01	$2.02	$(0.02)	$–	$–	#	$(0.02)	$–		$14.23	16.49%	$1,513	1.00	%(2)	0.91%		0.09%		44%
2022	$19.50	$(0.04)	$(4.81)	$(4.85)	$–	$(2.42)	$–	#	$(2.42)	$–		$12.23	(28.39)%	$1,163	1.00	%(2)	0.97%		(0.26)%		38%
2021	$15.38	$(0.07)	$5.12	$5.05	$–	$(0.93)	$–		$(0.93)	$–		$19.50	33.93%	$1,625	1.00%		0.99%		(0.37)%		78%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Year

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Return of Capital		Total Distributions	Redemption Fees**		Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets (including waivers and reimbursements)		Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Small Cap Fund
I Shares(1)
2025	$14.04	$0.04	$1.10	$1.14	$(0.07)	$(1.07)	$–		$(1.14)	$–	#	$14.04	8.64%	$167,978	0.90%		0.90%	0.31%	66%
2024	$10.82	$0.05	$3.40	$3.45	$(0.08)	$(0.15)	$–		$(0.23)	$–	#	$14.04	32.20%	$152,247	0.90%		0.90%	0.40%	71%
2023	$11.30	$0.07	$(0.36)	$(0.29)	$(0.10)	$(0.09)	$–		$(0.19)	$–	#	$10.82	(2.58)%	$123,126	0.98	%(2)	0.94%	0.64%	49%
2022	$15.54	$0.03	$(2.65)	$(2.62)	$(0.03)	$(1.59)	$–		$(1.62)	$–	#	$11.30	(18.59)%	$122,389	1.05	%(2)	0.97%	0.23%	38%
2021	$10.04	$(0.05)	$5.55	$5.50	$–	$–	$–		$–	$–	#	$15.54	54.78%	$129,178	1.05%		1.02%	(0.32)%	61%
Class S Shares
2025	$13.97	$0.03	$1.10	$1.13	$(0.06)	$(1.07)	$–		$(1.13)	$–		$13.97	8.59%	$119	1.00%		1.00%	0.21%	66%
2024	$10.77	$0.04	$3.38	$3.42	$(0.07)	$(0.15)	$–		$(0.22)	$–		$13.97	32.07%	$100	1.00%		1.00%	0.27%	71%
2023	$11.25	$0.06	$(0.36)	$(0.30)	$(0.09)	$(0.09)	$–		$(0.18)	$–		$10.77	(2.69)%	$60	1.08	%(2)	1.04%	0.54%	49%
2022	$15.47	$0.01	$(2.62)	$(2.61)	$(0.02)	$(1.59)	$–		$(1.61)	$–	#	$11.25	(18.61)%	$61	1.13	%(2)	1.05%	0.06%	38%
2021	$10.01	$(0.06)	$5.52	$5.46	$–	$–	$–		$–	$–		$15.47	54.55%	$740	1.15%		1.12%	(0.43)%	61%
U.S. All Cap Index Fund
I Shares
2025	$17.60	$0.19	$3.67	$3.86	$(0.20)	$(0.27)	$–		$(0.47)	$–	#	$20.99	22.35%	$289,107	0.25%		0.46%	1.04%	13%
2024	$12.80	$0.19	$4.89	$5.08	$(0.19)	$(0.09)	$–		$(0.28)	$–	#	$17.60	39.93%	$188,056	0.25%		0.43%	1.20%	3%
2023	$11.84	$0.18	$0.97	$1.15	$(0.18)	$(0.01)	$–		$(0.19)	$–	#	$12.80	9.68%	$104,049	0.25%		0.60%	1.42%	8%
2022	$14.76	$0.16	$(2.85)	$(2.69)	$(0.15)	$(0.08)	$–		$(0.23)	$–	#	$11.84	(18.39)%	$64,355	0.25%		0.60%	1.24%	4%
2021	$10.18	$0.15	$4.57	$4.72	$(0.14)	$–	$–		$(0.14)	$–		$14.76	46.61%	$40,493	0.25%		0.96%	1.12%	5%
Real Estate Fund
I Shares
2025	$8.67	$0.15	$(0.63)	$(0.48)	$(0.24)	$–	$–		$(0.24)	$–	#	$7.95	(5.52)%	$145,370	1.00	%(2)	0.97%	1.87%	70%
2024	$6.78	$0.17	$1.89	$2.06	$(0.15)	$–	$(0.02)		$(0.17)	$–		$8.67	30.53%	$152,182	1.00%		1.03%	2.10%	114%
2023	$8.29	$0.14	$(0.80)	$(0.66)	$(0.18)	$(0.65)	$(0.02)		$(0.85)	$–		$6.78	(8.90)%	$118,750	1.00%		1.05%	1.75%	88%
2022	$11.97	$0.09	$(1.49)	$(1.40)	$(0.15)	$(2.13)	$–		$(2.28)	$–	#	$8.29	(15.77)%	$120,537	1.00%		1.07%	0.94%	132%
2021	$8.88	$0.10	$3.35	$3.45	$(0.17)	$(0.19)	$–		$(0.36)	$–		$11.97	39.65%	$119,877	1.00%		1.16%	0.94%	231%
International Equity Fund
I Shares(1)
2025	$12.76	$0.25	$2.51	$2.76	$(0.34)	$–	$–		$(0.34)	$–	#	$15.18	21.92%	$246,367	1.10	%(2)	1.08%	1.86%	50%
2024	$10.50	$0.24	$2.28	$2.52	$(0.26)	$–	$–		$(0.26)	$–	#	$12.76	24.06%	$196,056	1.10	%(2)	1.08%	1.95%	39%
2023	$9.58	$0.22	$0.89	$1.11	$(0.19)	$–	$–		$(0.19)	$–	#	$10.50	11.49%	$149,143	1.10%		1.13%	1.95%	47%
2022	$14.58	$0.27	$(3.85)	$(3.58)	$(0.27)	$(1.15)	$–	#	$(1.42)	$–		$9.58	(26.80)%	$122,313	1.10%		1.16%	2.34%	50%
2021	$11.05	$0.17	$3.50	$3.67	$(0.14)	$–	$–		$(0.14)	$–	#	$14.58	33.26%	$150,545	1.10%		1.21%	1.21%	55%
Class S Shares
2025	$12.72	$0.22	$2.50	$2.72	$(0.32)	$–	$–		$(0.32)	$–		$15.12	21.72%	$374	1.20	%(2)	1.19%	1.61%	50%
2024	$10.46	$0.19	$2.31	$2.50	$(0.24)	$–	$–		$(0.24)	$–		$12.72	24.02%	$128	1.20	%(2)	1.18%	1.58%	39%
2023	$9.55	$0.20	$0.89	$1.09	$(0.18)	$–	$–		$(0.18)	$–		$10.46	11.32%	$163	1.20%		1.23%	1.84%	47%
2022	$14.54	$0.27	$(3.85)	$(3.58)	$(0.26)	$(1.15)	$–	#	$(1.41)	$–		$9.55	(26.88)%	$143	1.20%		1.26%	2.32%	50%
2021	$11.02	$0.16	$3.49	$3.65	$(0.13)	$–	$–		$(0.13)	$–		$14.54	33.16%	$108	1.20%		1.31%	1.14%	55%

*	Per share data calculated using average shares method.
**	See Note 2 in the Notes to Financial Statements.
†	Total return and portfolio turnover rate are for the period indicated and have not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
#	Amount is less than $0.005.
(1)	Effective February 25, 2021, Investor Shares Class were converted to I Shares Class of the Fund.
(2)	Ratios include previously waived investment advisory fees recovered.
(3)	The expense ratio includes dividend expense. Had this expense been excluded the ratios would have been 1.47%, 1.42%, and 2.22%.
(4)	The fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(5)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(6)	The expense ratio includes dividend expense. Had this expense been excluded the ratios would have been 1.50%, 1.46%, and 2.90%.
(7)	The expense ratio includes dividend expense. Had this expense been excluded the ratios would have been 1.50%.
(8)	The expense ratio includes dividend and interest expense. Had this expense been excluded the ratios would have been 1.50%, 1.86%, and (1.85)%.

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
OCTOBER 31, 2025

NOTES TO FINANCIAL STATEMENTS

1.	Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under an Agreement and Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 47 funds. The financial statements herein are those of the Knights of Columbus Limited Duration Fund (the “Limited Duration Fund”), the Knights of Columbus Core Bond Fund (the “Core Bond Fund”), the Knights of Columbus Long/Short Equity Fund (the “Long/Short Equity Fund”), the Knights of Columbus Large Cap Value Fund (the “Large Cap Value Fund”), the Knights of Columbus Large Cap Growth Fund (the “Large Cap Growth Fund”), the Knights of Columbus Small Cap Fund (the “Small Cap Fund”), the Knights of Columbus U.S. All Cap Index Fund (the “U.S. All Cap Index Fund”), the Knights of Columbus Real Estate Fund (the “Real Estate Fund”) and the Knights of Columbus International Equity Fund (the “International Equity Fund”) (collectively the “Funds,” individually a “Fund”), each of which is a diversified Fund, except the Large Cap Growth Fund and the Real Estate Fund, which are non-diversified Funds. The investment objective of the Limited Duration Fund and Core Bond Fund is to seek current income and capital preservation. The investment objective of the Long/Short Equity Fund, Large Cap Value Fund, Large Cap Growth Fund, Small Cap Fund and International Equity Fund is to seek long-term capital appreciation. The investment objective of the Real Estate Fund is to seek current income and capital appreciation. The U.S. All Cap Index Fund seeks investment results to the performance of an index that measures the investment return of the broad U.S. stock market, excluding companies whose policies and practices are inconsistent with the United States Conference of Catholic Bishops’ Socially Responsible Investing Guidelines (the “USCCB Guidelines”). The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

Effective February 25, 2021, Investor Shares Class were converted to I Shares Class of the Funds. After the Conversion Date, Investor Shares will no longer be offered by the Funds, and were terminated as a separately designated class of the Funds.

2.	Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Funds. The Funds are investment companies and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
OCTOBER 31, 2025

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the fair value DS procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2025, the total market value of securities in the Core Bond Fund valued in accordance with fair value procedures was $233,588 or 0.07% of the Fund's net assets. As of October 31, 2025, the total market value of securities in the U.S. All Cap Index Fund valued in accordance with fair value procedures was $0 or 0.00% of the Fund's net assets.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called.

The Funds use Intercontinental Exchange Data Pricing & Reference Data, LLC (“ICE”) as a third party fair valuation vendor when the fair value trigger is met. ICE provides a fair value for foreign securities in the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Funds value theirs non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by ICE. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held.

If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in the corresponding currency based on the fair value prices provided by ICE using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with the Adviser’s pricing procedures, etc.); and

Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For details of investment classifications, reference the Schedule of Investments.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
OCTOBER 31, 2025

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely- than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended October 31, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification. Interest income is recognized on an accrual basis from settlement date. Discounts and premiums on securities purchased are accreted and amortized using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Taxes — The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. For the year ended October 31, 2025, the International Equity Fund accrued foreign tax in the amount of $368,415 as shown on the Statements of Assets and Liabilities.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statements of Operations, if applicable, once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Options Written/Purchased — The Long/Short Equity Fund invested in financial options contracts to add return or to hedge their existing portfolio securities. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss. The risk in writing a call option is that a Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that a Fund pays a premium whether or not the option is exercised. A Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. Finally, for written options, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. The Long/Short Equity Fund did not hold option contracts as of October 31, 2025.

For the year ended October 31, 2025, the quarterly average balances of options held by the Long/Short Equity Fund was as follows:

Average Quarterly Market Value Balance Long	$306,651
Average Quarterly Market Value Balance Short	$—

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
OCTOBER 31, 2025

Securities Sold Short — Consistent with Long/Short Equity Fund’s investment objectives, the Fund may engage in short sales. Short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, the Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund’s short positions. As of October 31, 2025, the Long/Short Equity Fund had open short positions as disclosed in the Fund’s Schedule of Investments.

In accordance with the terms of its prime brokerage agreement, the Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Fund records these prime broker charges on a net basis as interest income or interest expense on securities sold short. For the year ended October 31, 2025, the Fund earned rebate income of $2,517,567, which is included in interest income on the Statements of Operations. In addition, the Fund is required to pay the lender any dividends declared on short positions. Such amounts are recorded on the ex-dividend date as dividend expense on securities sold short and recognized as “dividend expense” on the Statements of Operations.

Short sales are collateralized by cash deposits with the prime broker, Wells Fargo Bank, N.A., and pledged securities held at the custodian, Brown Brothers Harriman & Co. The collateral required is determined daily by reference to the market value on short positions.

The Fund is required to maintain margin cash balances at the prime broker sufficient to satisfy its short sales positions on a daily basis and is charged an interest expense at the benchmark rate as defined in the prime brokerage agreement plus 150 basis points on the amount of any shortfall in the required cash margin. During the period, the benchmark rate consisted of a blended rate of the U.S. Overnight Bank Funding Rate and a predetermined spread rate. For the year ended October 31, 2025, the Fund did not incur any interest expense. In the event the Fund has excess cash collateral, the Fund receives interest income as defined in the prime brokerage agreement. During the period, the Fund had positive effective balance and earned daily income based on the benchmark rate. The blended rate included the U.S. Overnight Bank Funding Rate minus 45 basis points. For the year ended October 31, 2025, the Fund earned interest income of $152,173, which is included in interest income on the Statements of Operations.

Swap Contracts — The Long/Short Equity Fund and the U.S. All Cap Index Fund are authorized to enter into swap contracts, including total return swaps and equity swaps contracts. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered. In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund will be committed to pay.

Total return swaps are contracts in which one party agrees to make payments of the total return from a reference instrument — which may be a single asset, a pool of assets or an index of assets — during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

Periodic payments made or received are recorded as realized gains or losses. At period end, the Statements of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Fund may have open at period end. Entering into swap contracts involve, to varying degrees, elements of credit, interest rate and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions or fluctuations in interest rates. Swap contracts outstanding at period end, if any, are listed on the Schedule of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Fund’s custodian.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
OCTOBER 31, 2025

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Fund in the future, or requires increased fees, which could impair the Fund’s ability to achieve its investment objective. A counterparty may also increase its collateral requirements, which may limit the Fund’s ability to use leverage and reduce investment returns. In addition, if the Fund cannot locate a counterparty willing to enter into transactions with the Fund, it will not be able to implement its investment strategy. During the year ended October 31, 2025, the Funds’ swap agreements were with one counterparty, Wells Fargo Bank, N.A.

For the year ended October 31, 2025, only the U.S. All Cap Index Fund employed total returns swaps. The quarterly average balances of swap contracts held by the Fund was as follows:

Average Quarterly Market Value Balance Long	$7,283,319
Average Quarterly Market Value Balance Short	$7,173,063

Cash — Idle cash may be swept into various time deposit accounts and money market sweep accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

Expenses — Expenses of the Trust that can be directly attributed to a particular Fund are borne by that Fund. Expenses which cannot be directly attributed to a Fund are apportioned among the Funds of the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Funds will distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

Investments in REITs — Dividend income from Real Estate Investment Trusts (“REIT”) is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Redemption Fees — The Limited Duration Fund, Core Bond Fund, Long/Short Equity Fund, Large Cap Value Fund, Large Cap Growth Fund, Small Cap Fund, U.S. All Cap Index Fund, Real Estate Fund and International Equity Fund retain a redemption fee of 2.00% on redemptions of capital shares held for less than thirty days. For the year ended October 31, 2025, the Funds retained fees of $12,029, $14,496, $11,340, $9,973, $14,104, $3,890, $2,980, $2,316 and $3,939, respectively. For the year ended October 31, 2024, the Funds retained fees of $1,667, $885, $4,903, $7,504, $3,334, $2,368, $23,929, $4,617 and $4,732, respectively. Such fees are retained by the Funds for the benefit of the remaining shareholders and are recorded as additions to fund capital.

Segment Reporting — In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of the Funds’ Adviser acts as each Fund’s CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with each Fund's single investment objective which is executed by each Fund’s portfolio managers. The financial information in the form of each Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the accompanying Statements of Operations.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
OCTOBER 31, 2025

3.	Derivative Transactions:

The following table shows the derivatives categorized by underlying risk exposure.

The fair value of derivative instruments as of October 31, 2025 was as follows:

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities	Fair Value		Statements of Assets and Liabilities	Fair Value
Knights of Columbus U.S. All Cap Index Fund
Equity contracts	Unrealized appreciation on swap contracts	$146,362	†	Unrealized depreciation on swap contracts	$–	†
Total Derivatives not accounted for as hedging instruments		$146,362			$–

†	Includes cumulative appreciation (depreciation) of swap contracts as reported in the Schedules of Investments. Market Value is reported within the Statements of Assets and Liabilities for swap contracts that have paid premiums..

The effect of derivative instruments on the Statements of Operations for the year ended October 31, 2025.

Amount of realized gain or (loss) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Long/Short Equity Fund
Equity contracts	$(108,484)	$—	$—	$—	$—	$(108,484)
Total	$(108,484)	$—	$—	$—	$—	$(108,484)

U.S. All Cap Index Fund
Equity contracts	$—	$—	$—	$—	$1,066,081	$1,066,081
Total	$—	$—	$—	$—	$1,066,081	$1,066,081

Change in unrealized appreciation or (depreciation) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Long/Short Equity Fund
Equity contracts	$(132,843)	$—	$—	$—	$—	$(132,843)
Total	$(132,843)	$—	$—	$—	$–	$(132,843)

U.S. All Cap Index Fund
Equity contracts	$—	$—	$—	$—	$115,876	$115,876
Total	$—	$—	$—	$—	$115,876	$115,876

4.	Offsetting Assets and Liabilities:

The Funds are required to disclose the impact of offsetting assets and liabilities represented in the Statements of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities. These recognized assets and liabilities are financial instruments and derivative instruments that are either subject to an enforceable master netting arrangement or similar agreement or meet the following right of setoff criteria: the amounts owed by the Fund to another party are determinable, the Fund has the right to set off the amounts owed with the amounts owed by the other party, the Fund intends to set off, and the Fund’s right of setoff is enforceable at law.

The International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and effect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

To reduce counterparty risk with respect to Over-the-Counter (“OTC”) transactions, the Long/Short Equity Fund and the U.S. All Cap Index Fund have entered into master netting arrangements, established within the Funds’ ISDA Master Agreements, which allow the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA Master Agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
OCTOBER 31, 2025

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting marked-to-market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from its respective counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance.

The following is a summary by counterparty of the market value of swap agreements and collateral (received)/pledged for the U.S. All Cap Index Fund as of October 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Wells Fargo	$—	$—	$146,362	$146,362	$—	$—	$—	$—	$—	$146,362	$—	$146,362

(1)	Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

5.	Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

For the year ended October 31, 2025, the Funds were charged the following for these services, as shown on the Statements of Operations:

CCO Fees
Limited Duration Fund	$5,201
Core Bond Fund	7,284
Long/Short Equity Fund	3,997
Large Cap Value Fund	6,815
Large Cap Growth Fund	6,520
Small Cap Fund	4,034
U.S. All Cap Index Fund	5,949
Real Estate Fund	3,665
International Equity Fund	5,576

6.	Administration, Distribution, Shareholder Servicing, Transfer Agent and Custody Agreements:

The Funds and SEI Investments Global Fund Services (the “Administrator”) are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds.

For the year ended October 31, 2025, the Funds were charged the following for these services, as shown on the Statements of Operations:

Administration Fees
Limited Duration Fund	$112,421

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
OCTOBER 31, 2025

Administration Fees
Core Bond Fund	$154,896
Long/Short Equity Fund	86,391
Large Cap Value Fund	145,714
Large Cap Growth Fund	137,035
Small Cap Fund	85,713
U.S. All Cap Index Fund	122,683
Real Estate Fund	82,416
International Equity Fund	121,494

The Trust and the Distribution are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

The Funds have adopted a shareholder servicing plan that provides that the Funds may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.20% based on the average daily net assets of the Funds’ Class S Shares. The Funds do not pay these service fees on shares purchased directly. In addition to payments made directly to financial intermediaries by the Funds, the Adviser or its affiliates may, at their own expense, pay financial intermediaries for these and other services to the Funds’ shareholders.

For the year ended October 31, 2025, the Funds were charged the following for these services, as shown on the Statements of Operations:

Shareholder Servicing Fees
Limited Duration Fund	$74
Core Bond Fund	928
Large Cap Value Fund	454
Large Cap Growth Fund	2,494
Small Cap Fund	106
International Equity Fund	205

For the year ended October 31, 2025, the Funds were charged the following rates for these services:

Class S Shares
Limited Duration Fund	0.10%
Core Bond Fund	0.10%
Long/Short Equity Fund	N/A
Large Cap Fund	0.10%
Large Cap Growth Fund	0.10%
Small Cap Fund	0.10%
U.S. All Cap Index Fund	N/A
Real Estate Fund	N/A
International Equity Fund	0.10%

SS&C Global Investor & Distribution Solutions, Inc. serves as the Transfer Agent and dividend disbursing agent for the Funds under a transfer agency agreement.

For the year ended October 31, 2025, the Funds were charged the following for these services, as shown on the Statements of Operations:

Transfer Agent Fees
Limited Duration Fund	$42,103
Core Bond Fund	49,256
Long/Short Equity Fund	28,094
Large Cap Value Fund	47,945
Large Cap Growth Fund	46,152
Small Cap Fund	37,210
U.S. All Cap Index Fund	33,698
Real Estate Fund	27,682
International Equity Fund	43,747

Brown Brothers Harriman & Co. serves as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

For the year ended October 31, 2025, the Funds were charged the following for these services, as shown on the Statements of Operations:

Custodian Fees
Limited Duration Fund	$4,714
Core Bond Fund	9,124
Long/Short Equity Fund	7,636

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
OCTOBER 31, 2025

Custodian Fees
Large Cap Value Fund	$3,980
Large Cap Growth Fund	4,568
Small Cap Fund	7,378
U.S. All Cap Index Fund	131,790
Real Estate Fund	4,603
International Equity Fund	30,273

7.	Investment Advisory Agreements and Sub-advisory Agreements:

Under the terms of the Advisory Agreement, the Adviser provides investment advisory services to the Limited Duration Fund, Core Bond Fund, Long/Short Equity Fund, Large Cap Value Fund, Large Cap Growth Fund, Small Cap Fund, U.S. All Cap Index Fund, Real Estate Fund and International Equity Fund at 0.40%, 0.40%, 1.25%, 0.60%, 0.60%, 0.73%, 0.20%, 0.80%, and 0.90%, respectively, of each Fund’s average daily net assets. As of October 31, 2025 the fees for these services were $808,924, $1,114,772, $1,942,213, $1,572,292, $1,478,681, $1,117,106, $441,634, $1,184,804 and $1,966,883 for the Limited Duration Fund, Core Bond Fund, Long/Short Equity Fund, Large Cap Value Fund, Large Cap Growth Fund, Small Cap Fund, U.S. All Cap Index Fund, Real Estate Fund and International Equity Fund, respectively.

The Adviser has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, non-routine expenses and any class-specific expenses (including distribution and/or service (12b-1) fees and shareholder servicing fees) (collectively, “excluded expenses”)) for I Shares and Class S Shares from exceeding certain levels as set forth below until February 28, 2026 (each, a “contractual expense limit”). Refer to Note 1 for details regarding the termination of the Investor Shares during the 2021 period. This agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2026. Accordingly, the contractual expense limitations for the Limited Duration Fund, Core Bond Fund, Long/Short Equity Fund, Large Cap Value Fund, Large Cap Growth Fund, Small Cap Fund, U.S. All Cap Index Fund, Real Estate Fund, and International Equity Fund are 0.50%, 0.50%, 1.50%, 0.90%, 0.90%, 1.05%, 0.25%, 1.00%, and 1.10%, respectively. As of October 31, 2025 the fees waived were $191,347, $211,248, and $462,246 for the Limited Duration Fund, Core Bond Fund, and U.S. All Cap Index Fund, respectively.

In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and the expense caps listed above to recapture all or a portion of its prior fee reductions or reimbursements made during the preceding three-year period. For the year ended October 31, 2025, the Adviser recaptured previously waived fees in Long/Short Equity Fund, Real Estate Fund and International Equity Fund of $78,106, $52,047 and $30,741, respectively, as shown on the Statements of Operations.

As of October 31, 2025, fees previously waived and reimbursed by the Adviser which may be subject to possible future recapture are as follows:

Fiscal Year	Subject to Repayment until October 31:	Limited Duration Fund	Core Bond Fund	Long/Short Equity Fund	U.S. All Cap Index Fund	Real Estate Fund	International Equity Fund
2023	2026	$192,731	$201,983	$25,917	$303,121	$68,350	$49,478
2024	2027	151,484	163,221	1,929	273,935	40,614	9,868
2025	2028	191,347	211,248	–	462,246	–	–
	Total	$535,562	$576,452	$27,846	$1,039,302	$108,964	$59,346

The Trust and the Adviser have entered into an investment advisory agreement dated February 26, 2015, as amended (the “Advisory Agreement”), with respect to the Funds. Under the Advisory Agreement, the Adviser serves as the investment adviser and makes investment decisions for each Fund and continuously reviews, supervises and administers the investment program of each Fund, subject to the supervision of, and policies established by, the Board.

L2 Asset Management, LLC (“L2”) and the Adviser have entered into an investment subadvisory agreement, dated September 10, 2019 (the “L2 Subadvisory Agreement”). Under the terms of the L2 Subadvisory Agreement, L2 serves as the investment subadviser for the Long/Short Equity Fund and U.S. All Cap Index Fund (the "L2 Subadvised Funds"), makes investment decisions for the L2 Subadvised Funds, and administers the investment program of the L2 Subadvised Funds, subject to the supervision of, and policies established by, the Adviser and the Board.

Ranger Global Real Estate Advisors, LLC (“Ranger”) and the Adviser entered into an investment subadvisory agreement, dated July 24, 2019. As a result of a change-in-control of Ranger, an interim subadvisory agreement was signed on October 26, 2021. On February 15, 2022, a shareholder meeting was held whereby the shareholders of the Real Estate Fund voted to approve a new investment subadvisory agreement (the “Ranger Subadvisory Agreement”), which was entered into on that date. Under the terms of the Ranger Subadvisory Agreement, Ranger serves as the investment subadviser for the Real Estate Fund (the “Ranger Subadvised Fund), makes investment decisions for the Ranger Subadvised Fund, and administers the investment program of the Ranger Subadvised Fund, subject to the supervision of, and policies established by, the Adviser and the Board. The Ranger Subadvisory Agreement was terminated effective as of May 7, 2024.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
OCTOBER 31, 2025

For the services provided pursuant to the L2 Subadvisory Agreement and the Ranger Subadvisory Agreement, each of L2 and Ranger, respectively, received an annual fee from the Adviser at the following annual rates based on the average daily net assets of each L2 Subadvised Fund and the Ranger Subadvised Fund, respectively.

Sub-Adviser Fee Rate
Long/Short Equity Fund	0.25%
U.S. All Cap Index Fund	0.10% on the first $50 million of Fund assets
0.05% on the next $50 million of Fund assets
0.03% on the next $200 million of Fund assets
0.02% on Fund assets over $300 million*
Real Estate Fund	0.60%

*	Prior to December 1, 2024, the sub-advisory fee for the U.S. All Cap Index Fund was 0.10% of the average daily net assets of the Fund.

8.	Investment Transactions:

For the year ended October 31, 2025, the Funds made purchases and sales of investment securities other than short-term securities and in-kind transactions as follows:

	Purchases	Sales	U.S. Government Purchases	U.S. Government Sales and Maturities
Limited Duration Fund	$114,252,973	$46,087,917	$43,164,803	$67,139,079
Core Bond Fund	97,734,135	24,599,332	88,379,140	74,782,385
Long/Short Equity Fund	125,200,030	122,101,976	–	–
Large Cap Value Fund	169,562,232	136,704,874	–	–
Large Cap Growth Fund	103,583,912	106,677,351	–	–
Small Cap Fund	103,755,874	98,555,225	–	–
U.S. All Cap Index Fund	83,154,726	28,609,578	–	–
Real Estate Fund	106,845,606	102,031,827	–	–
International Equity Fund	108,957,664	105,319,271	–	–

The Long/Short Equity Fund included cost of purchases to cover securities sold short and the proceeds from securities sold short in the amounts of $248,391,326 and $251,811,191, respectively, for the year ended October 31, 2025.

9.	Federal Tax Information:

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. The permanent differences are primarily related to partnership adjustments, short sale dividends, passive foreign investment companies, swaps, REITS income reclassification to capital gain, India Capital Cain Tax Reclass, distribution reclassification, foreign currency gain/loss and paydown gain/loss reclassification. Certain permanent differences are charged or credited to distributable earnings (accumulated losses) or paid-in-capital as appropriate, in the period that the differences arise.

The Real Estate Fund has a tax year that ends on December 31. The following tax disclosures are representative as of October 31, 2025, except for the permanent reclassification and components of distributable earnings (accumulated losses), which are as of December 31, 2024. Accordingly, the disclosures are for informational use by shareholders and are subject to change attributable to activity through the end of the tax year-ending December 31, 2025.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
OCTOBER 31, 2025

The tax character of dividends and distributions declared during the last two fiscal years were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
Limited Duration Fund
2025	$8,604,216	$—	$—	$8,604,216
2024	7,276,353	—	—	7,276,353
Core Bond Fund
2025	11,119,828	—	—	11,119,828
2024	7,836,014	—	—	7,836,014
Long/Short Equity Fund
2025	2,857,167	—	—	2,857,167
2024	2,889,430	—	—	2,889,430
Large Cap Value Fund
2025	5,269,931	16,425,875	—	21,695,806
2024	2,738,448	—	—	2,738,448
Large Cap Growth Fund
2025	94,470	1,348,571	—	1,443,041
2024	277,694	7,008	—	284,702
Small Cap Fund
2025	824,282	11,527,792	—	12,352,074
2024	637,970	2,105,076	—	2,743,046
U.S. All Cap Index Fund
2025	3,872,595	1,326,261	—	5,198,856
2024	2,097,385	465,282	—	2,562,667
Real Estate Fund(1)
2025	4,321,082	—	—	4,321,082
2024	3,044,632	—	—	3,044,632
International Equity Fund
2025	5,367,253	—	—	5,367,253
2024	3,888,713	—	—	3,888,713

(1)	The Real Estate Fund has a tax year end of December 31.

As of October 31, 2025, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Late Year Loss Deferral	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
Limited Duration Fund	$801,463	$—	$(3,657,300)	$—	$1,496,997	$(4)	$(1,358,844)
Core Bond Fund	1,151,565	—	(12,561,549)	—	(4,268,324)	(2)	(15,678,310)
Long/Short Equity Fund	307,414	—	(1,886,758)	—	20,826,754	(19)	19,247,391
Large Cap Value Fund	256,420	21,142,315	—	—	55,771,616	—	77,170,351
Large Cap Growth Fund	—	15,791,224	—	(104,360)	123,603,368	3	139,290,235
Small Cap Fund	1,819,737	15,413,410	—	—	24,217,496	—	41,450,643
U.S. All Cap Index Fund	1,521,349	4,089,393	—	—	81,376,691	(1,997)	86,985,436
Real Estate Fund(1)	—	—	(25,795,793)	—	4,605,157	—	(21,190,636)
International Equity Fund	1,393,887	1,790,394	—	—	54,800,657	—	57,984,938

(1)	The Real Estate Fund has a tax year end of December 31.

The Funds have capital losses carried forward as follows:

	Short-Term Loss	Long-Term Loss	Total
Limited Duration Fund	$736,641	$2,920,659	$3,657,300
Core Bond Fund	1,853,012	10,708,537	12,561,549
Long/Short Equity Fund	1,886,758	—	1,886,758

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
OCTOBER 31, 2025

	Short-Term Loss	Long-Term Loss	Total
Real Estate Fund	$—	$25,795,793	$25,795,793

During the year ended October 31, 2025, the Limited Duration Fund, Long/Short Equity Fund and the International Equity Fund utilized $798,266, 3,345,588 and $14,341,752, respectively, in net of short-term and long-term capital loss carryforwards to offset capital gains.

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to investments in passive foreign investment companies, short positions, and deferred losses from wash sale transactions. For International Equity Fund, the difference in unrealized appreciation(depreciation) is attributable to Accrued Foreign Capital Gains Tax on Appreciated Securities. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held (including Foreign Currency) by the Fund at October 31, 2025, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Limited Duration Fund	$231,271,529	$1,711,857	$(214,860)	$1,496,997
Core Bond Fund	334,870,244	4,155,504	(8,423,828)	(4,268,324)
Long/Short Equity Fund	103,329,560	24,626,612	(3,799,858)	20,826,754
Large Cap Value Fund	231,531,525	60,439,753	(4,668,137)	55,771,616
Large Cap Growth Fund	158,240,343	127,392,216	(3,788,848)	123,603,368
Small Cap Fund	139,839,053	31,958,699	(7,741,203)	24,217,496
U.S. All Cap Index Fund	197,732,551	90,578,175	(9,201,484)	81,376,691
Real Estate Fund(1)	142,450,291	8,652,462	(7,654,863)	997,599
International Equity Fund	182,705,071	60,031,809	(5,231,152)	54,800,657

(1)	The Real Estate Fund has a tax year end of December 31.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statements of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

10.	Concentration of Risks:

As with all mutual funds, there is no guarantee that the Funds will achieve their investment objectives. You could lose money by investing in the Funds. A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The principal risk factors affecting shareholders’ investments in the Funds are set forth below.

Market Risk (All Funds) — The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. A Fund's NAV per share will fluctuate with the market prices of its portfolio securities. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, social, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any public health emergencies (such as the spread of infectious diseases, epidemics, and pandemics), natural disasters and other similar events, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, which in turn could negatively impact the Fund's performance and cause losses on your investment in the Fund. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

Catholic Values Investing Risk (All Funds) — Each Fund considers the USCCB Guidelines in its investment process and may choose not to purchase, or may sell, including at inopportune times which would result in losses to the Fund, otherwise profitable investments in companies which have been identified as being in conflict with the USCCB Guidelines. This means that a Fund may underperform other similar mutual funds that do not consider the USCCB Guidelines when making investment decisions. In addition, there can be no guarantee that the activities of the companies identified by any Fund’s investment process will align (or be perceived to align) fully with all of the principles contained in the USCCB Guidelines. The process of screening out companies and maintaining the Restricted Securities List that is based on criteria set forth in the USCCB Guidelines relies in part on third-party information or data that may be inaccurate, unavailable or outdated, which could cause a Fund to inadvertently hold securities of companies that conflict with the USCCB Guidelines. For example, to the extent there are changes to the USCCB Guidelines, there could be a significant delay before the changes are fully incorporated into the screening process and reflected in the Restricted Securities List. This may cause a Fund to be invested for a period of time in companies that conflict with the USCCB Guidelines. Although each Fund’s investment approach seeks to identify and screen out companies that are inconsistent with the USCCB Guidelines, investors may differ in their views of what companies fit within this category of investments. As a result, to the extent an investor intends to invest in a manner consistent with the investor’s interpretation of the USCCB Guidelines, an investment in a Fund may fail to achieve such objective.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
OCTOBER 31, 2025

Large Purchase and Redemption Risk (All Funds) – Large purchases or redemptions of a Fund’s shares may affect such Fund, since the Fund may be required to sell portfolio securities if it experiences redemptions, and the Fund will need to invest additional cash that it receives. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Fund management or performance to the extent a Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The investment managers are committed to minimizing the impact of such transactions on a Fund, and may seek to effect the transactions in-kind, to the extent consistent with pursuing the investment objective of such Fund.

Active Management Risk (Core Bond Fund, Limited Duration Fund, Large Cap Growth Fund, Large Cap Value Fund, Small Cap Fund, International Equity Fund, Long/Short Equity Fund, Real Estate Fund) – The Funds are actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, causing a Fund to lose value or fail to meet its investment objective or underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active and frequent trading that can accompany active management, also called “high turnover,” may have a negative impact on performance. Active and frequent trading may result in higher brokerage costs or mark-up charges and tax costs, which are ultimately passed on to shareholders of a Fund. Active and frequent trading may also result in adverse tax consequences.

Equity Risk (Large Cap Growth Fund, Large Cap Value Fund, Small Cap Fund, International Equity Fund, Long/Short Equity Fund, U.S. All Cap Index Fund and Real Estate Fund) – Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock, convertible securities, depositary receipts and shares of real estate investment trusts ("REITs"). Common stock represents an equity or ownership interest in an issuer. Preferred stock provides a fixed dividend that is paid before any dividends are paid to common stockholders, and which takes precedence over common stock in the event of a liquidation. Like common stock, preferred stocks represent partial ownership in a company, although preferred stock shareholders do not enjoy any of the voting rights of common stockholders. Also, unlike common stock, a preferred stock pays a fixed dividend that does not fluctuate, although the company does not have to pay this dividend if it lacks the financial ability to do so. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time, sometimes rapidly or unpredictability. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a Fund invests will cause the Fund’s net asset value (“NAV”) to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations. Depositary receipts and REITs are discussed elsewhere in this section.

Large-Capitalization Company Risk (Large Cap Growth Fund, Large Cap Value Fund, Long/Short Equity Fund, U.S. All Cap Index Fund and Real Estate Fund) – The large-capitalization companies in which the Fund invests may not respond as quickly as smaller companies to competitive challenges, and their growth rates may lag the growth rates of well-managed smaller companies during strong economic periods.

Quantitative Investing Risk (Large Cap Value Fund, Large Cap Growth Fund, Small Cap Fund and International Equity Fund) — There is no guarantee that the use of quantitative models, algorithms, methods or other similar techniques, and the investments selected based on such techniques, will perform as expected, produce the desired results or enable a Fund to achieve its investment objective. A Fund may be adversely affected by imperfections, errors or limitations in construction and implementation (for example, limitations in a model, proprietary or third-party data imprecision or unavailability, software or other technology malfunctions, or programming inaccuracies) and the Adviser’s ability to monitor and timely adjust the metrics or update the data or features underlying the model, algorithm or other similar analytical tools (“quantitative tools”). A Fund may also be adversely affected by the Adviser’s ability to make accurate qualitative judgments regarding the quantitative tool’s output or operational complications relating to any quantitative tool. Thus, a Fund is subject to the risk that any quantitative tools used by the Adviser will not be successful as to, for example, selecting or weighting investment positions, and that these tools may not perform as expected.

Investment Style Risk (Large Cap Growth Fund, Large Cap Value Fund and Long/Short Equity Fund) – The Adviser’s growth investment style may increase the risks of investing in the Fund. Because the prices of growth stocks are based largely on the expectation of future earnings, growth stock prices can decline rapidly and significantly when it appears that those expectations will not be met. In addition, a growth investing style may go in and out of favor over time, causing the Fund to sometimes underperform other equity funds that use differing investing styles.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
OCTOBER 31, 2025

Portfolio Turnover Risk (Large Cap Growth Fund, Long/Short Equity Fund and Real Estate Fund) — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

Fixed Income Risk (Limited Duration Fund and Core Bond Fund) – The market values of fixed income investments change in response to interest rate changes and other factors. Interest rates may change as a result of a variety of factors, and the change may be sudden and significant, with unpredictable impacts on the financial markets and a Fund’s investments. During periods of rising interest rates, the values of outstanding fixed income securities generally decrease. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market value fluctuations as a result of changes in interest rates. During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or “called”) by the issuer prior to maturity, and during periods of rising interest rates, certain debt obligations with low interest rates may be extended beyond maturity. A rise in interest rates may also increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by the Funds. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. As a result of these market conditions, a Fund’s value may fluctuate and/or a Fund may experience increased redemptions from shareholders, which may impact a Fund’s liquidity or force a Fund to sell securities at reduced prices or under unfavorable conditions, therefore reducing the value of the Fund. Very low or negative interest rates may prevent a Fund from generating positive returns and may increase the risk that if followed by rising interest rates the Fund’s performance will be negatively impacted.

In addition to these risks, fixed income securities may be subject to credit risk, which is the possibility that an issuer will be unable or unwilling to make timely payments of either principal or interest.

Interest Rate Risk (Limited Duration Fund and Core Bond Fund) – As with most funds that invest in fixed income securities, changes in interest rates could affect the value of your investment. Generally, the value of the Fund’s fixed income securities will vary inversely with the direction of prevailing interest rates. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities and lower credit qualities) and the Fund’s share price to fall. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund.

Small- and Mid- Capitalization Company Risk (U.S. Small Cap Index Fund and Real Estate Fund) — The small- and mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Real Estate Investment Trusts Risk (U.S. All Cap Index Fund and Real Estate Fund) — REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, as discussed elsewhere in this section. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions, and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act.

Sector Emphasis Risk (Long/Short Equity Fund and Real Estate Fund) — The securities of companies in the same business sector, if comprising a significant portion of the Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such securities comprised a lesser portion of the Fund’s portfolio or the Fund’s portfolio was diversified across a greater number of industry sectors.

Credit Risk (Limited Duration Fund and Core Bond Fund) — The credit rating or financial condition of an issuer may affect the value of a fixed income security. Generally, the lower the credit quality of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value.

Non-Diversified Risk (Large Cap Growth Fund and Real Estate Fund) — Each Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, each Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
OCTOBER 31, 2025

Liquidity Risk (Limited Duration Fund and Core Bond Fund) — Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Mortgage-Backed and Asset-Backed Securities Risk (Limited Duration Fund and Core Bond Fund) — Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage re-financings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, which must be reinvested at lower interest rates.

Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities may be issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Municipal Bonds Risk (Limited Duration Fund and Core Bond Fund) — Municipal bonds are fixed income securities issued by state or local governments or their agencies to finance capital expenditures and operations. The obligation to pay principal and interest on municipal bonds may be a general obligation of the state or local government or may be supported only by an agency or a particular source of revenues. Therefore, municipal bonds vary in credit quality. Municipal bonds, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal bonds, to pay interest and principal on municipal bonds. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal bonds to repay principal and to make interest payments. Any changes in the financial condition of municipal issuers may also adversely affect the value of a Fund’s securities.

Prepayment and Extension Risk (Limited Duration Fund and Core Bond Fund) — When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations.

High Yield Bond Risk (Limited Duration Fund and Core Bond Fund) – High yield, or “junk,” bonds are highly speculative securities that are usually issued by smaller, less creditworthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. In particular, lower-quality high yield bonds (rated CCC, CC, C, or unrated securities judged to be of comparable quality) are subject to a greater degree of credit risk than higher-quality high yield bonds and may be near default. High yield bonds rated D are in default. Market developments and the financial and business conditions of the issuers of these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities.

Derivatives Risk (Long/Short Equity Fund and U.S. All Cap Index Fund) — The Funds’ use of options and swaps is subject to derivatives risk. Derivatives are often more volatile than other investments and may magnify the Fund’s gains or losses. There are various factors that affect the Fund’s ability to achieve its objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold. The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its objective and to realize profits or limit losses. Since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain to the Fund. Derivatives are often more volatile than other investments and the Fund may lose more in a derivative than it originally invested in it. Additionally, some derivative instruments are subject to counterparty risk, meaning that the party that issues the derivative may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. Moreover, regulation relating to the Fund’s use of derivatives and related instruments, including Rule 18f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
OCTOBER 31, 2025

Options. Options involve the payment or receipt of a premium by the investor and the corresponding right or obligation, as the case may be, to either purchase or sell the underlying security for a specific price at a certain time or during a certain period. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so that the investor loses its premium. Selling options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security rather than only the premium payment received (which could result in a potentially unlimited loss). If the Fund writes a “covered” call option (i.e., a call option on a security in which the Fund holds a long position), the Fund may not participate fully in a rise in market value of the underlying security. Over-the-counter options also involve counterparty solvency risk.

Swaps. In a swap transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the “notional amount” of predetermined investments or instruments, which may be adjusted for an interest factor. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged and are subject to counterparty risk and valuation risk. Swaps may also be classified as illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Foreign/Emerging Markets Securities Risk (International Equity Fund) – Investments in securities of foreign companies (including direct investments as well as investments through depositary receipts) can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Financial statements of foreign issuers are governed by different accounting, auditing, and financial reporting standards than the financial statements of U.S. issuers and may be less transparent and uniform than in the United States. Thus, there may be less information publicly available about foreign issuers than about most U.S. issuers. Transaction costs are generally higher than those in the United States and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the Fund's portfolio. Additionally, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may result in the Fund having to sell such prohibited securities at inopportune times. Such prohibited securities may have less liquidity as a result of such U.S. Government designation and the market price of such prohibited securities may decline, which may cause the Fund to incur losses. These risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

The Fund may invest in unsponsored American Depositary Receipts (“ADRs”), which are issued by one or more depositaries without a formal agreement with the company that issues the underlying securities. Holders of unsponsored ADRs generally bear all the costs thereof, and the depositaries of unsponsored ADRs frequently are under no obligation to distribute shareholder communications received from the issuers of the underlying securities or to pass through voting rights with respect to the underlying securities. In addition, the issuers of the securities underlying unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the ADRs.

Small-Capitalization Company Risk (Small Cap Fund) — The small-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Real Estate Sector Risk (Real Estate Fund) — Securities of companies principally engaged in the real estate sector may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing; and (ix) changes in interest rates and quality of credit extended. In addition, the performance of the economy in each of the regions and countries in which the real estate owned by a company is located affects occupancy, market rental rates and expenses and, consequently, has an impact on the income from such properties and their underlying values. In addition to these risks, some REITs and real estate operating companies (“REOCs”) have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Moreover, certain real estate investments may be illiquid and, therefore, the ability of REITs and REOCs to reposition their portfolios promptly in response to changes in economic or other conditions is limited. These factors may increase the volatility of the Fund's investments in REITs or REOCs.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
OCTOBER 31, 2025

Foreign Currency Risk (International Fund) – As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

Short Sales Risk (Long/Short Equity Fund) — The Fund is subject to short sales risk. Short sales are transactions in which the Fund sells a security it does not own. The Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss. The risk of such price increases is the principal risk of engaging in short sales. Reinvesting proceeds received from short selling may create leverage. These transactions may expose the Fund to greater risk and increase its costs. As an open-end investment company registered with the SEC, the Fund is subject to the federal securities laws, including the 1940 Act and the rules thereunder. Rule 18f-4 under the 1940 Act requires, among other things, that the Fund either use derivatives in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The use of leverage can amplify the effects of market volatility on the Fund's share price and make the Fund's returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

In addition, the Fund’s investment performance may suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. Moreover, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund short sells an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases the Fund’s unrealized gain or reduces the Fund’s unrealized loss on its short sale transaction. To the extent that the dividend that the Fund is obligated to pay is greater than the return earned by the Fund on investments, the performance of the Fund will be negatively impacted. Furthermore, the Fund may be required to pay a premium or interest to the lender of the security. The foregoing types of short sale expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

Information Technology Sector Risk (Large Cap Growth Fund) — Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Finally, while all companies may be susceptible to network security breaches, certain companies in the information technology sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

Indexing Strategy/Index Tracking Risk (U.S. All Cap Index Fund) – The Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities. The Fund will seek to replicate the Knights of Columbus U.S. All Cap Index® (the “Index”) returns, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. The Fund generally will buy and will not sell a security included in the Index as long as the security is part of the Index regardless of any sudden or material decline in value or foreseeable material decline in value of the security, even though the Sub-Adviser may make a different investment decision for other actively managed accounts or portfolios that hold the security. As a result, the Fund’s performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index (in absolute terms and by comparison with other indices) and, consequently, the performance, volatility, and risk of the Fund. While the Sub-Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, either as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. Changes in the composition of the Index and regulatory requirements also may impact the Fund’s ability to match the return of the Index. Index tracking risk may be heightened during times of increased market volatility or other unusual market conditions.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
OCTOBER 31, 2025

Industry Concentration Risk (U.S. All Cap Index Fund) – The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. Concentrating Fund investments in companies conducting business in the same industry will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments affecting that industry than if its investments were not so concentrated.

Covered Call Risk (Real Estate Fund) — The Fund may write (i.e., sell) covered call options, a type of derivative instrument. A covered call option is an option in which the Fund, in return for a premium, gives another party a right to buy specified securities owned by the Fund at a specified future date and price set at the time of the contract. Covered call risk is the risk that the issuer of the call option will forgo any profit from increases in the market value of the underlying security covering the call option above the sum of the premium and the strike price of the call but retain the risk of loss if the underlying security declines in value. The Fund will have no control over the exercise of the option by the option holder and may lose the benefit from any capital appreciation on the underlying security. A number of factors may influence the option holder’s decision to exercise the option, including the value of the underlying security, price volatility, dividend yield and interest rates. To the extent that these factors increase the value of the call option, the option holder is more likely to exercise the option, which may negatively affect the Fund.

Preferred Stock Risk (Real Estate Fund) — Preferred stocks are nonvoting equity securities that pay a stated fixed or variable rate of return. Preferred stocks are subject to issuer-specific risks (such as credit risk) and market risks applicable generally to equity securities. The market value of preferred stocks generally decreases when interest rates rise. Preferred stocks generally are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than the company’s bonds and other debt instruments.

The foregoing is not intended to be a complete discussion of the risks associated with investing in the Funds. A more complete description of risks associated with the Funds is included in the prospectus and statement of additional information.

11.	Concentrations of Shareholders:

At October 31, 2025, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of affiliated omnibus accounts, unless otherwise indicated, that are held on behalf of various individual shareholders, was as follows:

	No. of Shareholders I Shares	% Ownership	No. of Shareholders Class S Shares	% Ownership
Limited Duration Fund	2	58%	3	100%
Core Bond Fund	2	57%	2	99%
Long/Short Equity Fund	1	62%	–	–
Large Cap Value Fund	2	48%	3	92%
Large Cap Growth Fund	2	52%	1	89%
Small Cap Fund	2	62%	3	100%
U.S. All Cap Index Fund	2	46%	–	–
Real Estate Fund	2	84%	–	–
International Equity Fund	2	49%	1	84%

12.	Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

13.	Recent Accounting Pronouncement:

In December 2023, the FASB issued Accounting Standards Update 2023-09 ("ASU 2023- 09"), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds' financial statements.

14.	Subsequent Events:

The Funds have been evaluated by management regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
OCTOBER 31, 2025

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Advisors’ Inner Circle Fund III and Shareholders of Knights of Columbus Limited Duration Fund, Knights of Columbus Core Bond Fund, Knights of Columbus Long/Short Equity Fund, Knights of Columbus Large Cap Value Fund, Knights of Columbus Large Cap Growth Fund, Knights of Columbus Small Cap Fund, Knights of Columbus U.S. All Cap Index Fund, Knights of Columbus Real Estate Fund, and Knights of Columbus International Equity Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Knights of Columbus Limited Duration Fund, Knights of Columbus Core Bond Fund, Knights of Columbus Long/Short Equity Fund, Knights of Columbus Large Cap Value Fund, Knights of Columbus Large Cap Growth Fund, Knights of Columbus Small Cap Fund, Knights of Columbus U.S. All Cap Index Fund, Knights of Columbus Real Estate Fund, and Knights of Columbus International Equity Fund (nine of the funds constituting The Advisors’ Inner Circle Fund III, hereafter collectively referred to as the “Funds”) as of October 31, 2025, the related statements of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 29, 2025

We have served as the auditor of one or more investment companies in Knights of Columbus Asset Advisors LLC since 2015.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders that do not have an October 31, 2025 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2025 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2025, the Funds are designating the following items with regard to distributions paid during the period.

	Return of Capital	Long Term Capital Gain Distribution	Ordinary Income Distributions	Total Distributions	Dividends Qualifying for Corporate Dividend Receivable Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Qualified Interest Income(4)	Qualified Short Term Capital Gain(5)	Foreign Tax Credit(6)	Qualifying Business Income(7)
Limited Duration Fund	0.00%	0.00%	100.00%	100.00%	0.00%	0.00%	29.54%	35.40%	0.00%	0.00%	0.00%
Core Bond Fund	0.00%	0.00%	100.00%	100.00%	0.00%	0.00%	24.65%	53.05%	0.00%	0.00%	0.00%
Long/Short Equity Fund	0.00%	0.00%	100.00%	100.00%	1.19%	25.35%	0.00%	71.91%	0.00%	0.00%	0.00%
Large Cap Value Fund	0.00%	75.71%	24.29%	100.00%	95.78%	98.47%	0.00%	3.85%	100.00%	0.00%	6.41%
Large Cap Growth Fund	0.00%	93.45%	6.55%	100.00%	100.00%	100.00%	0.00%	11.25%	0.00%	0.00%	0.00%
Small Cap Fund	0.00%	93.33%	6.67%	100.00%	33.91%	46.04%	0.00%	4.02%	100.00%	0.00%	22.44%
U.S. All Cap Index Fund	0.00%	25.51%	74.49%	100.00%	54.66%	62.71%	0.00%	6.08%	100.00%	0.00%	3.68%
Real Estate Fund	9.26%	0.00%	90.74%	100.00%	0.00%	0.00%	0.00%	7.66%	0.00%	0.00%	84.00%
International Equity Fund	0.00%	0.00%	100.00%	100.00%	0.05%	91.02%	0.00%	3.06%	0.00%	13.46%	0.00%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)	U.S. Government Interest represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)	The percentage in this column represents the amount of “Qualifying Interest Income” as created by the American Jobs Creation Act of 2004 and is a percentage of ordinary income distributions that are exempt from U.S. withholding tax when paid for foreign investors.

(5)	The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(6)	The percentage in this column represents the amount of “Qualifying Foreign Taxes” as a percentage of ordinary distributions during the fiscal year ended October 31, 2025. The Fund intends to pass through a Foreign Tax Credit to shareholders for fiscal year ended 2025. The total amount of foreign source income for the International Equity Fund is $4,931,927. The total amount of foreign tax paid for the International Equity Fund is $834,453. Your allocation share of the foreign tax credit will be reported on form 1099-DIV.

(7)	The percentage of this column represents that amount of ordinary dividend income that qualifed for 20% Business Income Deduction.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2025. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS

OTHER INFORMATION (FORM N-CSR ITEMS 8-11) (UNAUDITED)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

At a Special Meeting of Shareholders held on June 11, 2025, shareholders of the Advisors’ Inner Circle III Trust elected Trustees.

All Nominees receiving a plurality of the votes cast at the Meeting with respect to a Trust will be elected as Trustees of the Trust, provided that thirty-three and one third percent (33 1/3%) of the shares of the Trust entitled to vote are present in person or by proxy at the Meeting. The election of Trustees for one Trust is not contingent on the election of Trustees for the other Trust. With a plurality vote, the Nominees who receive the highest number of votes will be elected, even if they receive votes from less than a majority of the votes cast. Because the Nominees are running unopposed, assuming a quorum is present, all Nominees are expected to be elected as Trustees, as all Nominees who receive a single vote in his other favor will be elected, while votes not cast or votes to withhold (or abstentions) will have no effect on the election outcome.

	Votes For	Votes Withheld	Proposal Passing
John G. Alshefski	1,662,873,478	5,330,326	Yes
Jon C. Hunt	1,574,558,027	93,645,777	Yes
Thomas P. Lemke	1,627,701,282	40,502,522	Yes
Nichelle Maynard-Elliott	1,642,537,284	25,666,520	Yes
Jay C. Nadel	1,647,431,408	20,772,396	Yes
Randall S. Yanker	1,627,734,666	40,469,138	Yes

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Knights of Columbus Funds
P.O. Box 219009
Kansas City, MO 64121
1-844-KC-FUNDS (1-844-523-8637)

Investment Adviser
Knights of Columbus Asset Advisors LLC
One Columbus Plaza
New Haven, CT 06510

Investments Subadviser
L2 Asset Management, LLC
66 Glezen Lane,
Wayland, MA 01778

Distributor
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Administrator
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel
Morgan, Lewis & Bockius, LLP
2222 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a
current prospectus for the Funds described.

KOC-AR-001-1100

Item 8.   Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9.   Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b)          There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)          Not applicable.

(b)          Not applicable.

Item 19. Exhibits.

(a)(1)     Code of Ethics attached hereto.

(a)(2)     Not applicable.

(a)(3)     A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4)     Not applicable.

(a)(5)     Change in Registrant’s Independent Public Accountant attached hereto.

(a)(5)(ii) Letter from former accountant pursuant to Item 304(a) under Regulation S-K is attached hereto.

(b)          Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: January 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: January 8, 2026

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: January 8, 2026